UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: October 31, 2017

*	This Form N-CSR pertains to the following series of the Registrant: MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

October 31, 2017

MFS® CORPORATE BOND FUND

MFB-SEM

MFS® CORPORATE BOND FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs in recent months although the U.S. Federal Reserve has continued to gradually hike interest rates and has begun to shrink its balance sheet. However, rates in most developed markets remain very low, with major central banks outside of the U.S. just now beginning to contemplate curbing accommodative monetary policies.

Globally, we’ve experienced a year-long synchronized upturn in economic growth. Despite better growth, there are few immediate signs of worrisome inflation amid muted wage gains around the world. Emerging market economies have been boosted in part by a weaker U.S. dollar and are recovering despite lingering concerns over the potential for restrictive U.S. trade policies. Commodity markets have recovered somewhat in response to solid global demand and robust global trade, though not enough to rekindle inflation fears.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

December 15, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	84.6%
High Yield Corporates	7.2%
U.S. Treasury Securities	2.2%
Emerging Markets Bonds	1.7%
Floating Rate Loans	0.6%
Commercial Mortgage-Backed Securities (o)	0.0%
Mortgage-Backed Securities (o)	0.0%
Asset-Backed Securities (o)	0.0%
Residential Mortgage-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	1.0%
AA	2.1%
A	23.0%
BBB	60.7%
BB	7.1%
B	0.2%
C (o)	0.0%
D (o)	0.0%
U.S. Government	2.2%
Not Rated (o)	0.0%
Cash & Cash Equivalents	3.7%

Portfolio facts (i)
Average Duration (d)	7.3
Average Effective Maturity (m)	10.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price

2

Portfolio Composition – continued

sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2017.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2017 through October 31, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2017 through October 31, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/17	Ending Account Value 10/31/17	Expenses Paid During Period (p) 5/01/17-10/31/17
A	Actual	0.78%	$1,000.00	$1,030.69	$3.99
	Hypothetical (h)	0.78%	$1,000.00	$1,021.27	$3.97
B	Actual	1.53%	$1,000.00	$1,026.15	$7.81
	Hypothetical (h)	1.53%	$1,000.00	$1,017.49	$7.78
C	Actual	1.53%	$1,000.00	$1,026.89	$7.82
	Hypothetical (h)	1.53%	$1,000.00	$1,017.49	$7.78
I	Actual	0.53%	$1,000.00	$1,031.98	$2.71
	Hypothetical (h)	0.53%	$1,000.00	$1,022.53	$2.70
R1	Actual	1.53%	$1,000.00	$1,026.88	$7.82
	Hypothetical (h)	1.53%	$1,000.00	$1,017.49	$7.78
R2	Actual	1.03%	$1,000.00	$1,028.67	$5.27
	Hypothetical (h)	1.03%	$1,000.00	$1,020.01	$5.24
R3	Actual	0.78%	$1,000.00	$1,030.69	$3.99
	Hypothetical (h)	0.78%	$1,000.00	$1,021.27	$3.97
R4	Actual	0.53%	$1,000.00	$1,031.96	$2.71
	Hypothetical (h)	0.53%	$1,000.00	$1,022.53	$2.70
R6	Actual	0.43%	$1,000.00	$1,032.47	$2.20
	Hypothetical (h)	0.43%	$1,000.00	$1,023.04	$2.19

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

10/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 94.8%
Issuer	Shares/Par	Value ($)
Aerospace - 1.4%
Lockheed Martin Corp., 3.55%, 1/15/2026	$9,857,000	$10,238,638
Northrop Grumman Corp., 2.55%, 10/15/2022	31,622,000	31,664,596
Northrop Grumman Corp., 2.93%, 1/15/2025	27,106,000	27,175,296

		$69,078,530
Apparel Manufacturers - 0.5%
Coach, Inc., 4.125%, 7/15/2027	$24,765,000	$24,935,802

Asset-Backed & Securitized - 0.1%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.842%, (LIBOR-1mo. + 1.6%) 12/28/2040 (z)	$1,167,685	$1,011,102
BlackRock Capital Finance LP, 7.75%, 9/25/2026 (z)	37,700	3,419
Greenwich Capital Commercial Funding Corp., 5.959%, 7/10/2038	881,785	887,781
JPMorgan Chase Commercial Mortgage Securities Corp., 5.574%, 7/15/2042 (n)(q)	1,709,859	716,300
Lehman Brothers Commercial Conduit Mortgage Trust, 0.972%, 2/18/2030 (i)	228,136	2
Morgan Stanley Capital I, Inc., 1.287%, 11/15/2030 (i)(n)	1,890,367	19

		$2,618,623
Automotive - 3.3%
General Motors Co., 6.6%, 4/01/2036	$1,500,000	$1,795,028
General Motors Co., 5.15%, 4/01/2038	10,480,000	10,899,460
General Motors Co., 6.25%, 10/02/2043	10,919,000	12,603,426
General Motors Financial Co., Inc., 2.35%, 10/04/2019	32,777,000	32,899,526
General Motors Financial Co., Inc., 3.45%, 4/10/2022	11,528,000	11,785,493
General Motors Financial Co., Inc., 4%, 10/06/2026	10,385,000	10,472,074
General Motors Financial Co., Inc., 4.35%, 1/17/2027	6,485,000	6,670,754
Lear Corp., 5.25%, 1/15/2025	17,224,000	18,456,737
Lear Corp., 3.8%, 9/15/2027	29,743,000	29,842,988
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	22,571,000	23,699,550

		$159,125,036
Biotechnology - 0.4%
Life Technologies Corp., 6%, 3/01/2020	$19,411,000	$21,060,051

Broadcasting - 0.8%
Omnicom Group, Inc., 3.6%, 4/15/2026	$11,456,000	$11,614,643
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	5,075,000	5,072,315

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - continued
SES S.A., 3.6%, 4/04/2023 (n)	$1,680,000	$1,696,128
Time Warner, Inc., 3.8%, 2/15/2027	14,214,000	14,207,803
Time Warner, Inc., 5.35%, 12/15/2043	6,056,000	6,461,037

		$39,051,926
Brokerage & Asset Managers - 2.0%
CME Group, Inc., 3%, 3/15/2025	$10,133,000	$10,320,129
E*TRADE Financial Corp., 2.95%, 8/24/2022	15,023,000	15,030,156
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	6,672,000	6,807,702
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	21,865,000	21,782,000
Intercontinental Exchange, Inc., 4%, 10/15/2023	16,230,000	17,473,169
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	10,952,000	11,517,266
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	16,712,000	16,918,865

		$99,849,287
Building - 2.0%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$7,431,000	$7,863,163
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	8,095,000	8,033,444
Masco Corp., 4.45%, 4/01/2025	5,390,000	5,776,409
Masco Corp., 4.375%, 4/01/2026	13,202,000	14,037,819
Masco Corp., 4.5%, 5/15/2047	14,265,000	14,266,049
Mohawk Industries, Inc., 3.85%, 2/01/2023	11,265,000	11,722,118
Owens Corning, 4.2%, 12/15/2022	4,120,000	4,363,609
Owens Corning, 3.4%, 8/15/2026	10,397,000	10,219,964
Vulcan Materials Co., 4.5%, 6/15/2047	23,394,000	23,640,650

		$99,923,225
Business Services - 1.9%
Cisco Systems, Inc., 2.2%, 2/28/2021	$14,891,000	$14,930,972
Equinix, Inc., 5.75%, 1/01/2025	15,055,000	16,146,488
Equinix, Inc., 5.375%, 5/15/2027	4,197,000	4,496,036
Fidelity National Information Services, Inc., 2%, 4/15/2018	1,475,000	1,476,925
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	2,389,000	2,462,187
Fidelity National Information Services, Inc., 5%, 10/15/2025	2,588,000	2,882,022
Fidelity National Information Services, Inc., 3%, 8/15/2026	13,572,000	13,169,689
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	6,787,000	7,029,140
Fiserv, Inc., 2.7%, 6/01/2020	8,911,000	9,008,808
MSCI, Inc., 5.75%, 8/15/2025 (n)	15,656,000	16,908,480
MSCI, Inc., 4.75%, 8/01/2026 (n)	5,205,000	5,419,706

		$93,930,453
Cable TV - 3.5%
Charter Communications Operating LLC, 6.384%, 10/23/2035	$31,910,000	$36,775,561
Charter Communications Operating LLC, 5.375%, 5/01/2047 (n)	13,540,000	13,707,312

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
Comcast Corp., 4.2%, 8/15/2034	$13,916,000	$14,849,842
Comcast Corp., 4.65%, 7/15/2042	1,789,000	1,963,591
Comcast Corp., 4.75%, 3/01/2044	10,775,000	11,979,621
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	13,693,000	13,541,046
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	5,670,000	5,629,119
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)	2,215,000	2,219,664
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	1,635,000	1,722,881
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	19,940,000	21,011,775
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	13,311,000	13,427,471
Time Warner Cable, Inc., 8.25%, 4/01/2019	6,150,000	6,659,221
Time Warner Cable, Inc., 5%, 2/01/2020	1,480,000	1,557,644
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,034,000	8,319,183
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	1,734,000	2,359,910
Videotron Ltd., 5%, 7/15/2022	13,220,000	14,277,600

		$170,001,441
Chemicals - 1.3%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)	$13,552,000	$13,180,174
Braskem Netherlands Finance B.V., 3.5%, 1/10/2023 (n)	22,940,000	22,933,118
LyondellBasell Industries N.V., 5%, 4/15/2019	2,378,000	2,459,855
LyondellBasell Industries N.V., 6%, 11/15/2021	9,720,000	10,918,653
Sherwin-Williams Co., 4.5%, 6/01/2047	13,884,000	14,734,447

		$64,226,247
Computer Software - 1.4%
Microsoft Corp., 1.55%, 8/08/2021	$9,594,000	$9,406,363
Microsoft Corp., 3.45%, 8/08/2036	25,000,000	25,258,781
Microsoft Corp., 4.1%, 2/06/2037	13,500,000	14,760,543
Oracle Corp., 3.4%, 7/08/2024	9,697,000	10,149,944
VeriSign, Inc., 4.625%, 5/01/2023	7,628,000	7,866,375

		$67,442,006
Computer Software - Systems - 1.3%
Apple, Inc., 3.2%, 5/11/2027	$33,231,000	$33,728,945
Apple, Inc., 4.5%, 2/23/2036	10,000,000	11,395,771
Apple, Inc., 4.375%, 5/13/2045	3,713,000	4,080,899
Apple, Inc., 3.85%, 8/04/2046	8,346,000	8,440,738
Apple, Inc., 4.25%, 2/09/2047	4,778,000	5,123,312

		$62,769,665
Conglomerates - 0.6%
Johnson Controls International PLC, 4.5%, 2/15/2047	$3,906,000	$4,106,149
Parker-Hannifin Corp., 4.1%, 3/01/2047 (n)	10,130,000	10,590,941
Roper Industries, Inc., 1.85%, 11/15/2017	12,204,000	12,205,181

		$26,902,271

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - 1.0%
Newell Rubbermaid, Inc., 2.05%, 12/01/2017	$6,178,000	$6,180,203
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	44,353,000	43,262,452

		$49,442,655
Consumer Services - 2.0%
Priceline Group, Inc., 3.55%, 3/15/2028	$10,204,000	$10,285,765
Priceline Group, Inc., 3.65%, 3/15/2025	17,059,000	17,543,299
Priceline Group, Inc., 3.6%, 6/01/2026	20,768,000	21,227,115
Service Corp. International, 5.375%, 1/15/2022	1,705,000	1,751,888
Service Corp. International, 5.375%, 5/15/2024	18,149,000	19,147,195
Visa, Inc., 4.15%, 12/14/2035	14,578,000	15,916,816
Visa, Inc., 3.65%, 9/15/2047	11,718,000	11,689,811

		$97,561,889
Containers - 1.2%
Ball Corp., 5%, 3/15/2022	$5,370,000	$5,799,600
Ball Corp., 4%, 11/15/2023	6,003,000	6,168,082
Ball Corp., 5.25%, 7/01/2025	10,370,000	11,394,037
Crown American LLC, 4.5%, 1/15/2023	10,828,000	11,273,031
Sealed Air Corp., 5.5%, 9/15/2025 (n)	20,780,000	22,909,950

		$57,544,700
Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$10,202,000	$10,865,685

Electrical Equipment - 0.9%
Arrow Electronics, Inc., 3.5%, 4/01/2022	$4,412,000	$4,508,749
Arrow Electronics, Inc., 3.25%, 9/08/2024	18,437,000	18,349,572
Arrow Electronics, Inc., 3.875%, 1/12/2028	19,987,000	20,032,791

		$42,891,112
Electronics - 2.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)	$35,463,000	$36,485,196
Flextronics International Ltd., 4.625%, 2/15/2020	16,917,000	17,653,158
Flextronics International Ltd., 4.75%, 6/15/2025	6,626,000	7,134,688
Intel Corp., 3.15%, 5/11/2027	4,138,000	4,219,742
Intel Corp., 4.1%, 5/11/2047	36,383,000	38,523,879
Jabil Circuit, Inc., 4.7%, 9/15/2022	3,601,000	3,832,544
NXP B.V./NXP Funding LLC, 4.125%, 6/15/2020 (n)	7,329,000	7,631,321
Tyco Electronics Group S.A., 2.375%, 12/17/2018	1,303,000	1,308,159
Tyco Electronics Group S.A., 3.5%, 2/03/2022	11,088,000	11,506,972

		$128,295,659

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - 0.6%
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)	$4,816,000	$5,259,072
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	26,102,000	26,155,390

		$31,414,462
Energy - Integrated - 0.4%
BP Capital Markets PLC, 2.521%, 1/15/2020	$2,680,000	$2,714,658
Shell International Finance B.V., 3.75%, 9/12/2046	16,673,000	16,424,294

		$19,138,952
Entertainment - 0.1%
Carnival Corp., 1.875%, 12/15/2017	$4,565,000	$4,567,140

Financial Institutions - 1.4%
AerCap Ireland Capital Co., 3.65%, 7/21/2027	$24,414,000	$24,396,003
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020	2,323,000	2,467,578
Aircastle Ltd., 4.125%, 5/01/2024	18,898,000	19,323,205
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	3,221,000	3,355,512
International Lease Finance Corp., 5.875%, 8/15/2022	15,000,000	16,924,519

		$66,466,817
Food & Beverages - 5.3%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	$45,055,000	$47,530,069
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	33,610,000	34,596,343
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	30,325,000	33,201,606
Constellation Brands, Inc., 4.25%, 5/01/2023	39,599,000	42,326,576
Danone S.A., 2.077%, 11/02/2021 (n)	11,063,000	10,874,762
Danone S.A., 2.589%, 11/02/2023 (n)	25,885,000	25,427,383
Kraft Heinz Foods Co., 3.5%, 7/15/2022	7,915,000	8,178,163
Kraft Heinz Foods Co., 3%, 6/01/2026	6,972,000	6,736,754
Kraft Heinz Foods Co., 5%, 7/15/2035	4,020,000	4,408,537
Kraft Heinz Foods Co., 6.5%, 2/09/2040	12,504,000	15,678,833
PepsiCo, Inc., 4.45%, 4/14/2046	6,411,000	7,144,804
SYSCO Corp., 2.5%, 7/15/2021	4,796,000	4,820,598
Tyson Foods, Inc., 4.5%, 6/15/2022	8,026,000	8,656,620
Tyson Foods, Inc., 5.15%, 8/15/2044	3,239,000	3,711,377
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)	4,831,000	4,904,087
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	2,809,000	2,897,259

		$261,093,771
Food & Drug Stores - 0.3%
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019	$12,906,000	$13,043,094

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Forest & Paper Products - 0.5%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)	$13,758,000	$15,023,446
International Paper Co., 6%, 11/15/2041	5,640,000	7,027,074
Packaging Corp. of America, 3.9%, 6/15/2022	2,554,000	2,683,109

		$24,733,629
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.5%, 3/01/2018	$7,176,000	$7,185,802
Wyndham Worldwide Corp., 5.1%, 10/01/2025	4,492,000	4,777,006

		$11,962,808
Insurance - 0.6%
American International Group, Inc., 3.875%, 1/15/2035	$6,000,000	$5,939,276
American International Group, Inc., 4.7%, 7/10/2035	9,821,000	10,654,791
American International Group, Inc., 4.5%, 7/16/2044	12,351,000	12,940,982

		$29,535,049
Insurance - Health - 1.2%
Aetna, Inc., 1.5%, 11/15/2017	$3,281,000	$3,280,804
Aetna, Inc., 2.8%, 6/15/2023	11,637,000	11,564,336
Anthem, Inc., 1.875%, 1/15/2018	9,382,000	9,389,717
Humana, Inc., 7.2%, 6/15/2018	10,075,000	10,408,424
UnitedHealth Group, Inc., 4.625%, 7/15/2035	20,120,000	22,800,696

		$57,443,977
Insurance - Property & Casualty - 1.6%
AXIS Capital Holdings Ltd., 5.875%, 6/01/2020	$1,810,000	$1,963,137
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	8,920,000	9,044,199
Chubb Corp., FLR, 3.609% (LIBOR-3mo. + 2.25%), 3/29/2067	1,838,000	1,828,810
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	3,464,000	3,490,232
Chubb INA Holdings, Inc., 2.875%, 11/03/2022	8,035,000	8,171,153
CNA Financial Corp., 5.875%, 8/15/2020	6,010,000	6,523,561
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	11,230,000	12,222,301
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018	4,402,000	4,428,042
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	8,500,000	9,192,059
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	6,766,000	7,008,773
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	6,467,000	6,973,706
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	1,842,000	1,892,953
XL Group Ltd., 5.75%, 10/01/2021	6,890,000	7,659,539

		$80,398,465
Major Banks - 13.7%
Bank of America Corp., 2%, 1/11/2018	$25,000,000	$25,019,250
Bank of America Corp., 1.75%, 6/05/2018	4,800,000	4,802,411
Bank of America Corp., 7.625%, 6/01/2019	1,290,000	1,399,162

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Bank of America Corp., 5.625%, 7/01/2020	$360,000	$390,657
Bank of America Corp., 3.124% to 1/20/2022, FLR to 1/20/2023	17,201,000	17,464,327
Bank of America Corp., 4.125%, 1/22/2024	16,866,000	17,965,542
Bank of America Corp., 4.2%, 8/26/2024	27,122,000	28,641,147
Bank of America Corp., 3.875%, 8/01/2025	23,407,000	24,545,049
Bank of America Corp., 4.45%, 3/03/2026	23,347,000	24,823,231
Bank of America Corp., 3.5%, 4/19/2026	19,080,000	19,422,623
Bank of America Corp., 6.1% to 3/17/2025, FLR to 12/29/2049	18,007,000	20,100,314
Bank of New York Mellon Corp., 3.442% to 2/07/2027, FLR to 2/07/2028	23,523,000	24,111,452
Barclays PLC, 3.2%, 8/10/2021	10,000,000	10,130,200
Goldman Sachs Group, Inc., 2.625%, 4/25/2021	11,876,000	11,919,381
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	25,624,000	26,217,959
Goldman Sachs Group, Inc., 4.017% to 10/31/2037, FLR to 10/31/2038	4,745,000	4,781,905
Goldman Sachs Group, Inc., 4.8%, 7/08/2044	7,916,000	8,839,550
Goldman Sachs Group, Inc., 5.15%, 5/22/2045	3,670,000	4,179,619
HSBC Holdings PLC, 3.4%, 3/08/2021	15,677,000	16,156,323
HSBC Holdings PLC, 2.65%, 1/05/2022	4,800,000	4,807,512
HSBC Holdings PLC, 4.375%, 11/23/2026	12,488,000	13,132,706
HSBC Holdings PLC, 6% to 5/22/2027, FLR to 11/22/2065	18,740,000	19,911,250
JPMorgan Chase & Co., 4.25%, 10/15/2020	6,107,000	6,454,365
JPMorgan Chase & Co., 2.295%, 8/15/2021	15,000,000	14,937,466
JPMorgan Chase & Co., 4.5%, 1/24/2022	26,589,000	28,703,918
JPMorgan Chase & Co., 3.25%, 9/23/2022	30,989,000	31,866,594
JPMorgan Chase & Co., 3.125%, 1/23/2025	22,031,000	22,159,180
JPMorgan Chase & Co., 3.2%, 6/15/2026	9,000,000	8,991,336
JPMorgan Chase & Co., 2.95%, 10/01/2026	16,291,000	16,003,541
JPMorgan Chase & Co., 3.54% to 5/01/2027, FLR to 5/01/2028	18,887,000	19,073,669
JPMorgan Chase & Co., 6.75% to 2/01/2024, FLR to 1/29/2049	15,247,000	17,476,874
Morgan Stanley, 2.5%, 4/21/2021	7,620,000	7,636,727
Morgan Stanley, 5.5%, 7/28/2021	5,652,000	6,244,644
Morgan Stanley, 2.625%, 11/17/2021	32,200,000	32,246,478
Morgan Stanley, 3.125%, 7/27/2026	38,307,000	37,750,573
Morgan Stanley, 3.95%, 4/23/2027	18,795,000	19,169,021
Morgan Stanley, 3.971% to 7/22/2037, FLR to 7/22/2038	11,335,000	11,480,800
PNC Bank N.A., 2.6%, 7/21/2020	11,281,000	11,418,951
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	26,795,000	28,232,321
Wachovia Corp., 6.605%, 10/01/2025	7,936,000	9,533,266
Wells Fargo & Co., 4.1%, 6/03/2026	12,997,000	13,531,149

		$671,672,443

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - 3.3%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$1,460,000	$1,500,467
Becton, Dickinson and Co., 4.685%, 12/15/2044	9,974,000	10,479,695
Becton, Dickinson and Co., 4.669%, 6/06/2047	26,561,000	27,845,120
HCA, Inc., 4.75%, 5/01/2023	9,090,000	9,510,413
HCA, Inc., 5.25%, 6/15/2026	10,033,000	10,672,604
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	16,049,000	16,176,658
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	4,792,000	4,899,200
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	8,278,000	8,606,702
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	1,177,000	1,197,668
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	9,452,000	9,567,022
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	14,540,000	14,232,006
Thermo Fisher Scientific, Inc., 4.1%, 8/15/2047	27,051,000	27,223,574
Universal Health Services, Inc., 4.75%, 8/01/2022 (n)	11,190,000	11,497,725
Universal Health Services, Inc., 5%, 6/01/2026 (n)	7,502,000	7,952,120

		$161,360,974
Medical Equipment - 2.1%
Abbott Laboratories, 2.9%, 11/30/2021	$30,627,000	$31,105,149
Abbott Laboratories, 4.75%, 11/30/2036	21,877,000	24,072,200
Medtronic, Inc., 3.5%, 3/15/2025	32,749,000	34,009,739
Medtronic, Inc., 4.375%, 3/15/2035	3,458,000	3,819,790
Zimmer Holdings, Inc., 3.55%, 4/01/2025	10,000,000	10,173,385

		$103,180,263
Metals & Mining - 2.3%
Barrick Gold Corp., 3.85%, 4/01/2022	$3,225,000	$3,417,048
Barrick North America Finance LLC, 4.4%, 5/30/2021	1,007,000	1,077,750
Glencore Funding LLC, 3%, 10/27/2022 (z)	2,911,000	2,915,000
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	11,974,000	12,544,202
Glencore Funding LLC, 4%, 4/16/2025 (n)	7,423,000	7,581,110
Glencore Funding LLC, 4%, 3/27/2027 (n)	21,861,000	22,007,788
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	10,188,000	10,112,354
Kinross Gold Corp., 4.5%, 7/15/2027 (n)	1,685,000	1,706,063
Kinross Gold Corp., 5.95%, 3/15/2024	9,796,000	10,873,560
Southern Copper Corp., 6.75%, 4/16/2040	2,884,000	3,610,434
Southern Copper Corp., 5.25%, 11/08/2042	21,462,000	23,300,802
Steel Dynamics, Inc., 4.125%, 9/15/2025 (n)	458,000	459,145
Steel Dynamics, Inc., 5%, 12/15/2026	12,510,000	13,260,600

		$112,865,856
Midstream - 3.3%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$5,122,000	$5,272,088
APT Pipelines Ltd., 5%, 3/23/2035 (n)	12,850,000	13,434,171
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	9,949,000	10,090,907

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	$4,075,000	$5,234,470
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	4,303,000	4,736,401
Kinder Morgan Energy Partners LP, 3.5%, 3/01/2021	3,745,000	3,852,503
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	3,627,000	4,477,605
Kinder Morgan Energy Partners LP, 6.5%, 9/01/2039	1,000,000	1,157,865
ONEOK, Inc., 4.95%, 7/13/2047	38,103,000	38,973,431
Phillips 66 Partners LP, 3.75%, 3/01/2028	8,497,000	8,529,283
Phillips 66 Partners LP, 4.9%, 10/01/2046	9,059,000	9,394,469
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	12,865,000	14,289,561
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	1,257,000	1,396,726
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	13,222,000	14,958,405
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	7,084,000	7,621,603
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	15,455,000	15,765,089

		$159,184,577
Mortgage-Backed - 0.0%
Freddie Mac, 3.244%, 8/25/2027	$1,276,000	$1,311,048

Natural Gas - Distribution - 1.2%
NiSource Finance Corp., 3.85%, 2/15/2023	$10,894,000	$11,428,972
NiSource Finance Corp., 4.8%, 2/15/2044	4,239,000	4,720,459
Sempra Energy, 3.25%, 6/15/2027	44,879,000	44,565,665

		$60,715,096
Network & Telecom - 3.5%
AT&T, Inc., 2.45%, 6/30/2020	$5,778,000	$5,832,330
AT&T, Inc., 3.8%, 3/01/2024	17,387,000	17,841,461
AT&T, Inc., 4.5%, 5/15/2035	13,000,000	12,671,489
AT&T, Inc., 4.9%, 8/14/2037	35,881,000	35,804,777
AT&T, Inc., 4.75%, 5/15/2046	15,772,000	14,877,339
AT&T, Inc., 5.65%, 2/15/2047	17,526,000	18,748,739
Verizon Communications, Inc., 4.5%, 9/15/2020	25,714,000	27,402,911
Verizon Communications, Inc., 1.75%, 8/15/2021	8,069,000	7,889,358
Verizon Communications, Inc., 3%, 11/01/2021	12,119,000	12,362,893
Verizon Communications, Inc., 5.012%, 4/15/2049	16,468,000	16,810,436

		$170,241,733
Oils - 1.4%
Marathon Petroleum Corp., 3.4%, 12/15/2020	$11,333,000	$11,676,436
Marathon Petroleum Corp., 4.75%, 9/15/2044	16,090,000	16,356,031
Valero Energy Corp., 3.4%, 9/15/2026	20,305,000	20,304,369
Valero Energy Corp., 4.9%, 3/15/2045	17,086,000	18,754,332

		$67,091,168

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - 5.3%
BPCE S.A., 4.5%, 3/15/2025 (n)	$6,746,000	$7,043,856
Capital One Financial Corp., 3.75%, 4/24/2024	7,016,000	7,270,801
Capital One Financial Corp., 3.3%, 10/30/2024	38,018,000	38,093,818
Citigroup, Inc., 4.4%, 6/10/2025	8,354,000	8,827,474
Citigroup, Inc., 3.2%, 10/21/2026	35,061,000	34,634,843
Citigroup, Inc., 3.52% to 10/27/2027, FLR to 10/27/2028	40,653,000	40,547,709
Citizens Bank N.A., 2.25%, 3/02/2020	23,010,000	23,037,123
Citizens Bank N.A., 2.55%, 5/13/2021	9,910,000	9,950,769
Discover Bank, 7%, 4/15/2020	17,724,000	19,581,600
Groupe BPCE S.A.,12.5% to 9/30/2019, FLR to 8/29/2049 (n)	3,146,000	3,710,329
ING Groep N.V., 3.95%, 3/29/2027	14,650,000	15,336,956
Macquarie Bank Ltd., 6.125% to 3/08/2027, FLR to 12/31/2065 (n)	6,524,000	6,859,986
SunTrust Banks, Inc., 2.7%, 1/27/2022	29,944,000	30,123,713
SunTrust Banks, Inc., 3.3%, 5/15/2026	14,449,000	14,303,160

		$259,322,137
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$6,156,000	$5,997,304

Pharmaceuticals - 2.2%
Actavis, Inc., 3.25%, 10/01/2022	$4,118,000	$4,185,162
Biogen, Inc., 3.625%, 9/15/2022	12,455,000	13,036,830
Celgene Corp., 2.875%, 8/15/2020	18,498,000	18,783,704
Celgene Corp., 2.75%, 2/15/2023	29,591,000	29,574,429
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)	6,577,000	6,729,028
Gilead Sciences, Inc., 3.65%, 3/01/2026	15,567,000	16,203,354
Gilead Sciences, Inc., 4.5%, 2/01/2045	4,419,000	4,825,927
Shire Acquisitions Investments Ireland, 2.4%, 9/23/2021	14,055,000	13,960,672

		$107,299,106
Pollution Control - 0.1%
Republic Services, Inc., 5.25%, 11/15/2021	$6,200,000	$6,835,657

Railroad & Shipping - 0.4%
Canadian Pacific Railway Co., 7.25%, 5/15/2019	$11,151,000	$12,029,911
Canadian Pacific Railway Co., 4.5%, 1/15/2022	6,058,000	6,484,095

		$18,514,006
Real Estate - Office - 0.1%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$3,355,000	$3,407,158
Boston Properties LP, REIT, 3.85%, 2/01/2023	3,562,000	3,740,043

		$7,147,201

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Retail - 0.2%
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	$9,465,000	$9,465,631

Retailers - 1.1%
Best Buy Co., Inc., 5%, 8/01/2018	$8,415,000	$8,607,308
Best Buy Co., Inc., 5.5%, 3/15/2021	17,673,000	19,224,395
Dollar General Corp., 4.15%, 11/01/2025	5,508,000	5,873,813
Home Depot, Inc., 3%, 4/01/2026	7,218,000	7,265,885
Home Depot, Inc., 4.875%, 2/15/2044	10,313,000	12,037,436

		$53,008,837
Specialty Chemicals - 0.1%
Ecolab, Inc., 2.25%, 1/12/2020	$600,000	$602,750
Ecolab, Inc., 4.35%, 12/08/2021	4,000,000	4,306,784

		$4,909,534
Telecommunications - Wireless - 2.3%
American Tower Corp., REIT, 4.7%, 3/15/2022	$7,973,000	$8,601,117
American Tower Corp., REIT, 3.5%, 1/31/2023	3,999,000	4,119,954
American Tower Corp., REIT, 4%, 6/01/2025	12,172,000	12,642,839
Crown Castle International Corp., 5.25%, 1/15/2023	4,570,000	5,058,041
Crown Castle International Corp., 4.45%, 2/15/2026	15,364,000	16,232,656
Crown Castle International Corp., 4%, 3/01/2027	11,286,000	11,556,750
Crown Castle International Corp., 3.65%, 9/01/2027	8,862,000	8,843,469
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	12,662,000	13,370,177
SBA Tower Trust, 2.898%, 10/11/2044 (n)	9,621,000	9,695,337
T-Mobile USA, Inc., 6%, 4/15/2024	21,678,000	23,195,460

		$113,315,800
Tobacco - 2.0%
B.A.T. Capital Corp., 3.557%, 8/15/2027 (n)	$24,315,000	$24,375,301
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)	17,708,000	18,649,102
Philip Morris International, Inc., 4.875%, 11/15/2043	7,949,000	9,038,754
Reynolds American, Inc., 8.125%, 6/23/2019	6,504,000	7,130,358
Reynolds American, Inc., 6.875%, 5/01/2020	5,000,000	5,555,232
Reynolds American, Inc., 3.25%, 6/12/2020	1,586,000	1,626,237
Reynolds American, Inc., 4%, 6/12/2022	5,408,000	5,699,023
Reynolds American, Inc., 4.45%, 6/12/2025	19,045,000	20,499,543
Reynolds American, Inc., 5.7%, 8/15/2035	4,634,000	5,469,559

		$98,043,109
Transportation - Services - 0.3%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$2,391,000	$2,482,719
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	6,480,000	8,595,030
ERAC USA Finance LLC, 5.625%, 3/15/2042 (n)	2,420,000	2,807,192

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Transportation - Services - continued
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	$1,850,000	$1,854,698

		$15,739,639
U.S. Treasury Obligations - 2.2%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$95,396,000	$107,413,660

Utilities - Electric Power - 7.0%
Alabama Power Co., 4.15%, 8/15/2044	$4,231,000	$4,482,237
American Electric Power Co., Inc., 1.65%, 12/15/2017	8,244,000	8,244,805
Berkshire Hathaway Energy, 4.5%, 2/01/2045	5,432,000	5,976,103
CMS Energy Corp., 6.25%, 2/01/2020	6,891,000	7,483,480
CMS Energy Corp., 5.05%, 3/15/2022	5,159,000	5,665,967
Dominion Resources, Inc., 2.5%, 12/01/2019	3,550,000	3,574,319
DTE Electric Co., 3.7%, 3/15/2045	2,077,000	2,056,385
Duke Energy Corp., 3.75%, 9/01/2046	13,123,000	12,755,274
EDP Finance B.V., 4.9%, 10/01/2019 (n)	3,533,000	3,708,191
EDP Finance B.V., 5.25%, 1/14/2021 (n)	6,828,000	7,372,355
EDP Finance B.V., 3.625%, 7/15/2024 (n)	20,257,000	20,515,074
Emera U.S. Finance LP, 2.7%, 6/15/2021	3,920,000	3,937,804
Emera U.S. Finance LP, 3.55%, 6/15/2026	4,478,000	4,520,528
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	36,129,000	35,870,166
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	32,876,000	34,966,530
Eversource Energy, 2.9%, 10/01/2024	18,060,000	18,008,206
Exelon Corp., 3.497%, 6/01/2022	17,819,000	18,339,297
FirstEnergy Corp., 3.9%, 7/15/2027	32,446,000	33,117,075
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027	22,319,000	22,987,775
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	14,862,000	14,954,888
PPL Capital Funding, Inc., 4.2%, 6/15/2022	2,500,000	2,669,302
PPL Capital Funding, Inc., 3.1%, 5/15/2026	14,911,000	14,718,547
PPL Capital Funding, Inc., 5%, 3/15/2044	5,193,000	5,967,400
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	5,693,000	6,157,482
Public Service Enterprise Group, 2%, 11/15/2021	20,489,000	20,031,995
Southern Co., 2.95%, 7/01/2023	8,880,000	8,925,408
Southern Co., 4.4%, 7/01/2046	13,396,000	14,096,761

		$341,103,354
Total Bonds (Identified Cost, $4,510,934,301)		$4,643,052,560

Floating Rate Loans (g)(r) - 0.6%
Automotive - 0.1%
Allison Transmission, Inc., Term Loan B, 3.25%, 8/23/2019	$7,564,930	$7,600,576

Gaming & Lodging - 0.2%
Hilton Worldwide Finance LLC, Term Loan B2, 3.23%, 10/25/2023	$10,054,831	$10,110,967

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Medical & Health Technology & Services - 0.3%
DaVita Healthcare Partners, Inc., Term Loan B, 3.99%, 6/24/2021	$13,268,103	$13,362,877
Total Floating Rate Loans (Identified Cost, $31,048,257)		$31,074,420

Investment Companies (h) - 4.3%
Money Market Funds - 4.3%
MFS Institutional Money Market Portfolio, 1.13% (v) (Identified Cost, $211,840,641)	211,849,744	$211,849,744

Other Assets, Less Liabilities - 0.3%		12,504,933
Net Assets - 100.0%		$4,898,481,657

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $211,849,744 and $4,674,126,980, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $760,624,927, representing 15.5% of net assets.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

18

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.842%, (LIBOR-1mo. + 1.6%) 12/28/2040	3/01/06	$1,167,685	$1,011,102
BlackRock Capital Finance LP, 7.75%, 9/25/2026	10/10/96-1/03/97	36,929	3,419
Glencore Funding LLC, 3%, 10/27/2022	10/20/17	2,898,718	2,915,000
Total Restricted Securities			$3,929,521
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $4,541,982,558)	$4,674,126,980
Investments in affiliated issuers, at value (identified cost, $211,840,641)	211,849,744
Cash	73,203
Receivables for
Investments sold	1,647,289
Fund shares sold	16,588,575
Interest	44,847,717
Other assets	42
Total assets	$4,949,133,550
Liabilities
Payables for
Distributions	$1,873,874
Investments purchased	39,168,643
Fund shares reacquired	8,124,989
Payable to affiliates
Investment adviser	103,213
Shareholder servicing costs	1,150,997
Distribution and service fees	41,198
Payable for independent Trustees’ compensation	18,558
Accrued expenses and other liabilities	170,421
Total liabilities	$50,651,893
Net assets	$4,898,481,657
Net assets consist of
Paid-in capital	$4,782,043,344
Unrealized appreciation (depreciation)	132,153,525
Accumulated net realized gain (loss)	(10,208,170)
Accumulated distributions in excess of net investment income	(5,507,042)
Net assets	$4,898,481,657
Shares of beneficial interest outstanding	346,805,944

20

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,691,685,045	119,698,282	$14.13
Class B	56,241,731	3,987,865	14.10
Class C	227,732,015	16,164,724	14.09
Class I	1,755,153,636	124,275,830	14.12
Class R1	6,494,180	460,632	14.10
Class R2	50,912,608	3,602,166	14.13
Class R3	58,239,742	4,120,888	14.13
Class R4	176,485,484	12,485,173	14.14
Class R6	875,537,216	62,010,384	14.12

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.76 [100 / 95.75 x $14.13]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

21

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$84,770,576
Dividends from affiliated issuers	924,687
Total investment income	$85,695,263
Expenses
Management fee	$8,794,811
Distribution and service fees	3,811,060
Shareholder servicing costs	2,243,810
Administrative services fee	328,609
Independent Trustees’ compensation	30,563
Custodian fee	119,482
Shareholder communications	315,274
Audit and tax fees	36,645
Legal fees	21,273
Miscellaneous	237,987
Total expenses	$15,939,514
Fees paid indirectly	(5,138)
Reduction of expenses by investment adviser and distributor	(212,469)
Net expenses	$15,721,907
Net investment income (loss)	$69,973,356
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$20,904,125
Affiliated issuers	2,124
Net realized gain (loss)	$20,906,249
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$46,617,821
Affiliated issuers	(4,714)
Net unrealized gain (loss)	$46,613,107
Net realized and unrealized gain (loss)	$67,519,356
Change in net assets from operations	$137,492,712

See Notes to Financial Statements

22

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/17 (unaudited)	Year ended 4/30/17

From operations
Net investment income (loss)	$69,973,356	$109,112,277
Net realized gain (loss)	20,906,249	10,729,076
Net unrealized gain (loss)	46,613,107	(19,563,041)
Change in net assets from operations	$137,492,712	$100,278,312
Distributions declared to shareholders
From net investment income	$(71,889,481)	$(115,352,326)
Change in net assets from fund share transactions	$580,217,078	$1,176,131,453
Total change in net assets	$645,820,309	$1,161,057,439
Net assets
At beginning of period	4,252,661,348	3,091,603,909
At end of period (including accumulated distributions in excess of net investment income of $5,507,042 and $3,590,917, respectively)	$4,898,481,657	$4,252,661,348

See Notes to Financial Statements

23

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/17 (unaudited)		Year ended
Class A			4/30/17		4/30/16	4/30/15	4/30/14	4/30/13

Net asset value, beginning of period	$13.92		$13.99		$14.11	$14.02	$14.38	$13.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21		$0.42	(c)	$0.44	$0.46	$0.44	$0.46
Net realized and unrealized gain (loss)	0.22		(0.04)		(0.06)	0.13	(0.28)	0.61
Total from investment operations	$0.43		$0.38		$0.38	$0.59	$0.16	$1.07
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.45)		$(0.46)	$(0.50)	$(0.48)	$(0.55)
From net realized gain	—		—		(0.04)	—	(0.04)	—
Total distributions declared to shareholders	$(0.22)		$(0.45)		$(0.50)	$(0.50)	$(0.52)	$(0.55)
Net asset value, end of period (x)	$14.13		$13.92		$13.99	$14.11	$14.02	$14.38
Total return (%) (r)(s)(t)(x)	3.07	(n)	2.73	(c)	2.83	4.27	1.18	7.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.81	(c)	0.83	0.83	0.82	0.83
Expenses after expense reductions (f)	0.78	(a)	0.80	(c)	0.82	0.82	0.81	0.83
Net investment income (loss)	2.95	(a)	3.04	(c)	3.24	3.26	3.19	3.24
Portfolio turnover	17	(n)	28		30	29	31	47
Net assets at end of period (000 omitted)	$1,691,685		$1,597,201		$1,709,595	$1,572,022	$1,489,744	$1,766,159

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 10/31/17 (unaudited)		Year ended
Class B			4/30/17		4/30/16	4/30/15	4/30/14	4/30/13

Net asset value, beginning of period	$13.89		$13.96		$14.08	$13.99	$14.35	$13.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.32	(c)	$0.34	$0.35	$0.34	$0.35
Net realized and unrealized gain (loss)	0.21		(0.05)		(0.06)	0.13	(0.29)	0.62
Total from investment operations	$0.37		$0.27		$0.28	$0.48	$0.05	$0.97
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)		$(0.36)	$(0.39)	$(0.37)	$(0.44)
From net realized gain	—		—		(0.04)	—	(0.04)	—
Total distributions declared to shareholders	$(0.16)		$(0.34)		$(0.40)	$(0.39)	$(0.41)	$(0.44)
Net asset value, end of period (x)	$14.10		$13.89		$13.96	$14.08	$13.99	$14.35
Total return (%) (r)(s)(t)(x)	2.69	(n)	1.96	(c)	2.06	3.49	0.42	7.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.56	(c)	1.58	1.58	1.57	1.58
Expenses after expense reductions (f)	1.53	(a)	1.55	(c)	1.57	1.57	1.57	1.58
Net investment income (loss)	2.22	(a)	2.30	(c)	2.50	2.52	2.44	2.51
Portfolio turnover	17	(n)	28		30	29	31	47
Net assets at end of period (000 omitted)	$56,242		$61,123		$72,298	$80,296	$87,094	$112,822

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 10/31/17 (unaudited)		Year ended
Class C			4/30/17		4/30/16	4/30/15	4/30/14	4/30/13

Net asset value, beginning of period	$13.88		$13.94		$14.06	$13.97	$14.33	$13.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.32	(c)	$0.34	$0.35	$0.34	$0.35
Net realized and unrealized gain (loss)	0.21		(0.04)		(0.06)	0.13	(0.29)	0.61
Total from investment operations	$0.37		$0.28		$0.28	$0.48	$0.05	$0.96
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)		$(0.36)	$(0.39)	$(0.37)	$(0.44)
From net realized gain	—		—		(0.04)	—	(0.04)	—
Total distributions declared to shareholders	$(0.16)		$(0.34)		$(0.40)	$(0.39)	$(0.41)	$(0.44)
Net asset value, end of period (x)	$14.09		$13.88		$13.94	$14.06	$13.97	$14.33
Total return (%) (r)(s)(t)(x)	2.69	(n)	2.04	(c)	2.06	3.50	0.42	7.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.56	(c)	1.58	1.58	1.57	1.58
Expenses after expense reductions (f)	1.53	(a)	1.56	(c)	1.57	1.57	1.57	1.58
Net investment income (loss)	2.22	(a)	2.30	(c)	2.50	2.52	2.45	2.49
Portfolio turnover	17	(n)	28		30	29	31	47
Net assets at end of period (000 omitted)	$227,732		$242,889		$264,424	$271,920	$276,008	$412,671

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 10/31/17 (unaudited)		Year ended
Class I			4/30/17		4/30/16	4/30/15	4/30/14	4/30/13

Net asset value, beginning of period	$13.91		$13.98		$14.11	$14.01	$14.38	$13.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23		$0.45	(c)	$0.47	$0.49	$0.47	$0.49
Net realized and unrealized gain (loss)	0.21		(0.04)		(0.06)	0.14	(0.29)	0.61
Total from investment operations	$0.44		$0.41		$0.41	$0.63	$0.18	$1.10
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.48)		$(0.50)	$(0.53)	$(0.51)	$(0.58)
From net realized gain	—		—		(0.04)	—	(0.04)	—
Total distributions declared to shareholders	$(0.23)		$(0.48)		$(0.54)	$(0.53)	$(0.55)	$(0.58)
Net asset value, end of period (x)	$14.12		$13.91		$13.98	$14.11	$14.01	$14.38
Total return (%) (r)(s)(t)(x)	3.20	(n)	2.99	(c)	3.01	4.60	1.36	8.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.56	(c)	0.57	0.58	0.57	0.58
Expenses after expense reductions (f)	0.53	(a)	0.56	(c)	0.57	0.57	0.57	0.58
Net investment income (loss)	3.20	(a)	3.25	(c)	3.48	3.50	3.43	3.44
Portfolio turnover	17	(n)	28		30	29	31	47
Net assets at end of period (000 omitted)	$1,755,154		$2,005,193		$720,809	$553,364	$446,377	$666,992

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/17 (unaudited)		Year ended
Class R1			4/30/17		4/30/16	4/30/15	4/30/14	4/30/13

Net asset value, beginning of period	$13.89		$13.95		$14.07	$13.98	$14.34	$13.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.32	(c)	$0.34	$0.36	$0.34	$0.36
Net realized and unrealized gain (loss)	0.21		(0.04)		(0.06)	0.12	(0.29)	0.60
Total from investment operations	$0.37		$0.28		$0.28	$0.48	$0.05	$0.96
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)		$(0.36)	$(0.39)	$(0.37)	$(0.44)
From net realized gain	—		—		(0.04)	—	(0.04)	—
Total distributions declared to shareholders	$(0.16)		$(0.34)		$(0.40)	$(0.39)	$(0.41)	$(0.44)
Net asset value, end of period (x)	$14.10		$13.89		$13.95	$14.07	$13.98	$14.34
Total return (%) (r)(s)(t)(x)	2.69	(n)	2.04	(c)	2.06	3.49	0.42	7.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.56	(c)	1.58	1.58	1.57	1.58
Expenses after expense reductions (f)	1.53	(a)	1.56	(c)	1.57	1.57	1.57	1.58
Net investment income (loss)	2.21	(a)	2.30	(c)	2.50	2.53	2.44	2.58
Portfolio turnover	17	(n)	28		30	29	31	47
Net assets at end of period (000 omitted)	$6,494		$6,780		$7,145	$7,978	$21,548	$8,672

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/17 (unaudited)		Year ended
Class R2			4/30/17		4/30/16	4/30/15	4/30/14	4/30/13

Net asset value, beginning of period	$13.92		$13.99		$14.11	$14.02	$14.38	$13.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.39	(c)	$0.41	$0.42	$0.41	$0.43
Net realized and unrealized gain (loss)	0.22		(0.05)		(0.06)	0.13	(0.29)	0.60
Total from investment operations	$0.41		$0.34		$0.35	$0.55	$0.12	$1.03
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.41)		$(0.43)	$(0.46)	$(0.44)	$(0.51)
From net realized gain	—		—		(0.04)	—	(0.04)	—
Total distributions declared to shareholders	$(0.20)		$(0.41)		$(0.47)	$(0.46)	$(0.48)	$(0.51)
Net asset value, end of period (x)	$14.13		$13.92		$13.99	$14.11	$14.02	$14.38
Total return (%) (r)(s)(t)(x)	2.94	(n)	2.47	(c)	2.58	4.01	0.93	7.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.06	(c)	1.08	1.08	1.07	1.08
Expenses after expense reductions (f)	1.03	(a)	1.05	(c)	1.07	1.07	1.07	1.08
Net investment income (loss)	2.71	(a)	2.79	(c)	3.00	3.01	2.94	3.03
Portfolio turnover	17	(n)	28		30	29	31	47
Net assets at end of period (000 omitted)	$50,913		$49,948		$58,938	$74,307	$77,290	$73,594

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 10/31/17 (unaudited)		Year ended
Class R3			4/30/17		4/30/16	4/30/15	4/30/14	4/30/13

Net asset value, beginning of period	$13.92		$13.99		$14.11	$14.02	$14.38	$13.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21		$0.43	(c)	$0.44	$0.46	$0.44	$0.46
Net realized and unrealized gain (loss)	0.22		(0.05)		(0.06)	0.13	(0.28)	0.61
Total from investment operations	$0.43		$0.38		$0.38	$0.59	$0.16	$1.07
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.45)		$(0.46)	$(0.50)	$(0.48)	$(0.55)
From net realized gain	—		—		(0.04)	—	(0.04)	—
Total distributions declared to shareholders	$(0.22)		$(0.45)		$(0.50)	$(0.50)	$(0.52)	$(0.55)
Net asset value, end of period (x)	$14.13		$13.92		$13.99	$14.11	$14.02	$14.38
Total return (%) (r)(s)(t)(x)	3.07	(n)	2.73	(c)	2.83	4.27	1.18	7.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.81	(c)	0.83	0.83	0.82	0.83
Expenses after expense reductions (f)	0.78	(a)	0.80	(c)	0.82	0.82	0.82	0.83
Net investment income (loss)	2.96	(a)	3.04	(c)	3.24	3.26	3.19	3.26
Portfolio turnover	17	(n)	28		30	29	31	47
Net assets at end of period (000 omitted)	$58,240		$61,292		$65,655	$69,696	$63,349	$68,674

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 10/31/17 (unaudited)		Year ended
Class R4			4/30/17		4/30/16	4/30/15	4/30/14	4/30/13

Net asset value, beginning of period	$13.93		$13.99		$14.11	$14.02	$14.38	$13.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23		$0.46	(c)	$0.48	$0.49	$0.48	$0.49
Net realized and unrealized gain (loss)	0.21		(0.04)		(0.06)	0.14	(0.29)	0.60
Total from investment operations	$0.44		$0.42		$0.42	$0.63	$0.19	$1.09
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.48)		$(0.50)	$(0.54)	$(0.51)	$(0.58)
From net realized gain	—		—		(0.04)	—	(0.04)	—
Total distributions declared to shareholders	$(0.23)		$(0.48)		$(0.54)	$(0.54)	$(0.55)	$(0.58)
Net asset value, end of period (x)	$14.14		$13.93		$13.99	$14.11	$14.02	$14.38
Total return (%) (r)(s)(t)(x)	3.20	(n)	3.06	(c)	3.09	4.53	1.43	8.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.56	(c)	0.58	0.58	0.57	0.58
Expenses after expense reductions (f)	0.53	(a)	0.56	(a)	0.57	0.57	0.57	0.58
Net investment income (loss)	3.20	(a)	3.29	(c)	3.49	3.51	3.44	3.46
Portfolio turnover	17	(n)	28		30	29	31	47
Net assets at end of period (000 omitted)	$176,485		$169,661		$148,266	$150,116	$139,924	$144,755
See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 10/31/17 (unaudited)		Year ended
Class R6			4/30/17		4/30/16	4/30/15	4/30/14	4/30/13 (i)

Net asset value, beginning of period	$13.91		$13.98		$14.10	$14.01	$14.38	$13.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23		$0.47	(c)	$0.49	$0.51	$0.49	$0.46
Net realized and unrealized gain (loss)	0.22		(0.04)		(0.06)	0.13	(0.29)	0.64
Total from investment operations	$0.45		$0.43		$0.43	$0.64	$0.20	$1.10
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.50)		$(0.51)	$(0.55)	$(0.53)	$(0.54)
From net realized gain	—		—		(0.04)	—	(0.04)	—
Total distributions declared to shareholders	$(0.24)		$(0.50)		$(0.55)	$(0.55)	$(0.57)	$(0.54)
Net asset value, end of period (x)	$14.12		$13.91		$13.98	$14.10	$14.01	$14.38
Total return (%) (r)(s)(t)(x)	3.25	(n)	3.09	(c)	3.20	4.64	1.47	8.06	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.44	(a)	0.46	(c)	0.46	0.47	0.46	0.49	(a)
Expenses after expense reductions (f)	0.43	(a)	0.45	(c)	0.45	0.46	0.46	0.49	(a)
Net investment income (loss)	3.24	(a)	3.39	(c)	3.57	3.61	3.57	3.52	(a)
Portfolio turnover	17	(n)	28		30	29	31	47
Net assets at end of period (000 omitted)	$875,537		$58,575		$44,475	$26,041	$18,414	$110

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

32

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Corporate Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contained amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The fund has adopted the Rule’s Regulation S-X amendments and believes that the fund’s financial statements are in compliance with those amendments.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination

33

Notes to Financial Statements (unaudited) – continued

of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same

34

Notes to Financial Statements (unaudited) – continued

investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$107,413,660	$—	$107,413,660
Non-U.S. Sovereign Debt	—	31,414,462	—	31,414,462
U.S. Corporate Bonds	—	3,859,768,879	—	3,859,768,879
Residential Mortgage-Backed Securities	—	1,314,467	—	1,314,467
Commercial Mortgage-Backed Securities	—	1,604,103	—	1,604,103
Asset-Backed Securities (including CDOs)	—	1,011,102	—	1,011,102
Foreign Bonds	—	640,525,887	—	640,525,887
Floating Rate Loans	—	31,074,420	—	31,074,420
Mutual Funds	211,849,744	—	—	211,849,744
Total	$211,849,744	$4,674,126,980	$—	$4,885,976,724

For further information regarding security characteristics, see the Portfolio of Investments.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

35

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2017, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

36

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/17
Ordinary income (including any short-term capital gains)	$115,352,326

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/17
Cost of investments	$4,770,984,684
Gross appreciation	131,350,199
Gross depreciation	(16,358,159)
Net unrealized appreciation (depreciation)	$114,992,040

As of 4/30/17
Undistributed ordinary income	7,438,478
Capital loss carryforwards	(14,282,875)
Other temporary differences	(11,029,395)
Net unrealized appreciation (depreciation)	68,708,874

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of April 30, 2017, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Long-Term	$(14,282,875)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

37

Notes to Financial Statements (unaudited) – continued

shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/17	Year ended 4/30/17
Class A	$25,340,215	$54,890,580
Class B	681,944	1,676,152
Class C	2,726,485	6,449,209
Class I	29,596,327	41,196,697
Class R1	78,738	169,923
Class R2	702,741	1,667,753
Class R3	907,712	2,063,656
Class R4	2,855,506	5,502,187
Class R6	8,999,813	1,736,169
Total	$71,889,481	$115,352,326

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1.1 billion	0.39%
In excess of $1.1 billion	0.38%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2017, this management fee reduction amounted to $185,232, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2017 was equivalent to an annual effective rate of 0.37% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $90,003 for the six months ended October 31, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

38

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,089,202
Class B	0.75%	0.25%	1.00%	1.00%	297,320
Class C	0.75%	0.25%	1.00%	1.00%	1,189,260
Class R1	0.75%	0.25%	1.00%	1.00%	34,348
Class R2	0.25%	0.25%	0.50%	0.50%	126,122
Class R3	—	0.25%	0.25%	0.25%	74,808
Total Distribution and Service Fees					$3,811,060

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2017, this rebate amounted to $26,729, $152, $349, and $7 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2017, were as follows:

Amount
Class A	$35,160
Class B	37,772
Class C	11,881

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2017, the fee was $218,274, which equated to 0.0095% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,025,536.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

39

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2017 was equivalent to an annual effective rate of 0.0143% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,595 and the Retirement Deferral plan resulted in an expense of $458. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended October 31, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $18,545 at October 31, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended October 31, 2017, the fee paid by the fund under this agreement was $3,926 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2017, MFS redeemed 86,129 shares of Class I for an aggregate amount of $1,179,105.

40

Notes to Financial Statements (unaudited) – continued

On September 20, 2017, MFS redeemed 752 shares of Class I for an aggregate amount of $10,603.

(4) Portfolio Securities

For the six months ended October 31, 2017, purchases and sales of investments, other than short-term obligations, aggregated $1,283,225,316 and $761,360,924, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/17		Year ended 4/30/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	20,088,730	$282,613,392	43,275,849	$604,285,516
Class B	108,026	1,519,518	415,882	5,829,135
Class C	1,097,136	15,393,319	3,650,048	51,046,388
Class I	42,377,561	596,027,005	121,326,111	1,687,489,235
Class R1	53,428	749,559	112,809	1,571,358
Class R2	415,106	5,855,932	774,206	10,828,688
Class R3	341,541	4,813,667	940,755	13,162,478
Class R4	1,215,049	17,137,868	4,430,292	62,192,360
Class R6	59,921,824	840,282,965	1,729,902	23,933,059
	125,618,401	$1,764,393,225	176,655,854	$2,460,338,217

Shares issued to shareholders in reinvestment of distributions
Class A	1,713,358	$24,173,662	3,752,234	$52,508,291
Class B	46,440	653,774	114,438	1,598,234
Class C	173,063	2,434,100	397,613	5,545,735
Class I	1,480,931	20,865,750	2,478,105	34,555,573
Class R1	5,590	78,684	12,148	169,558
Class R2	47,097	664,453	112,881	1,579,804
Class R3	64,139	904,837	147,169	2,059,110
Class R4	185,820	2,622,601	371,198	5,194,054
Class R6	620,224	8,760,865	91,787	1,282,388
	4,336,662	$61,158,726	7,477,573	$104,492,747

41

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/17		Year ended 4/30/17
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(16,812,891)	$(236,669,450)	(54,555,793)	$(760,048,870)
Class B	(565,594)	(7,951,619)	(1,311,838)	(18,278,326)
Class C	(2,604,807)	(36,570,240)	(5,516,287)	(76,625,651)
Class I	(63,699,194)	(892,807,944)	(31,250,235)	(435,337,120)
Class R1	(86,492)	(1,215,643)	(148,989)	(2,077,558)
Class R2	(446,971)	(6,298,673)	(1,514,029)	(21,140,945)
Class R3	(686,866)	(9,670,961)	(1,380,292)	(19,268,712)
Class R4	(1,098,291)	(15,478,068)	(3,217,421)	(44,764,480)
Class R6	(2,741,795)	(38,672,275)	(793,884)	(11,157,849)
	(88,742,901)	$(1,245,334,873)	(99,688,768)	$(1,388,699,511)

Net change
Class A	4,989,197	$70,117,604	(7,527,710)	$(103,255,063)
Class B	(411,128)	(5,778,327)	(781,518)	(10,850,957)
Class C	(1,334,608)	(18,742,821)	(1,468,626)	(20,033,528)
Class I	(19,840,702)	(275,915,189)	92,553,981	1,286,707,688
Class R1	(27,474)	(387,400)	(24,032)	(336,642)
Class R2	15,232	221,712	(626,942)	(8,732,453)
Class R3	(281,186)	(3,952,457)	(292,368)	(4,047,124)
Class R4	302,578	4,282,401	1,584,069	22,621,934
Class R6	57,800,253	810,371,555	1,027,805	14,057,598
	41,212,162	$580,217,078	84,444,659	$1,176,131,453

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2017, the fund’s commitment fee and interest expense were $14,294 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

42

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		138,260,099	963,930,303	(890,340,658)	211,849,744

Affilated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$2,124	$(4,714)	$—	$924,687	$211,849,744

43

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

44

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was lower than the Broadridge expense group median.

45

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1.1 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including

46

Board Review of Investment Advisory Agreement – continued

any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

47

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

48

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

49

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MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

October 31, 2017

MFS® LIMITED MATURITY FUND

MQL-SEM

MFS® LIMITED MATURITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs in recent months although the U.S. Federal Reserve has continued to gradually hike interest rates and has begun to shrink its balance sheet. However, rates in most developed markets remain very low, with major central banks outside of the U.S. just now beginning to contemplate curbing accommodative monetary policies.

Globally, we’ve experienced a year-long synchronized upturn in economic growth. Despite better growth, there are few immediate signs of worrisome inflation amid muted wage gains around the world. Emerging market economies have been boosted in part by a weaker U.S. dollar and are recovering despite lingering concerns over the potential for restrictive U.S. trade policies. Commodity markets have recovered somewhat in response to solid global demand and robust global trade, though not enough to rekindle inflation fears.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

December 15, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	57.7%
Asset-Backed Securities	11.7%
Collateralized Debt Obligations	10.3%
U.S. Treasury Securities	6.3%
Non-U.S. Government Bonds	4.1%
Commercial Mortgage-Backed Securities	2.7%
Emerging Markets Bonds	2.5%
Residential Mortgage-Backed Securities	0.7%
High Yield Corporates	0.6%
Mortgage-Backed Securities	0.4%
U.S. Government Agencies	0.3%

Composition including fixed income credit quality (a)(i)
AAA	11.3%
AA	17.8%
A	27.9%
BBB	31.9%
BB	0.7%
B	0.1%
CC	0.1%
C (o)	0.0%
D	0.2%
U.S. Government	6.3%
Federal Agencies	0.7%
Not Rated	0.3%
Cash & Cash Equivalents	2.7%

Portfolio facts (i)
Average Duration (d)	1.8
Average Effective Maturity (m)	3.0 yrs.

Issuer country weightings (i)(x)
United States	73.0%
United Kingdom	5.2%
Canada	3.6%
France	3.3%
Japan	2.5%
Switzerland	2.3%
Sweden	2.1%
Netherlands	1.8%
Australia	1.0%
Other Countries	5.2%

2

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2017.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2017 through October 31, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2017 through October 31, 2017.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/17	Ending Account Value 10/31/17	Expenses Paid During Period (p) 5/01/17-10/31/17
A	Actual	0.72%	$1,000.00	$1,006.40	$3.64
	Hypothetical (h)	0.72%	$1,000.00	$1,021.58	$3.67
B	Actual	1.48%	$1,000.00	$1,004.31	$7.48
	Hypothetical (h)	1.48%	$1,000.00	$1,017.74	$7.53
C	Actual	1.58%	$1,000.00	$1,003.81	$7.98
	Hypothetical (h)	1.58%	$1,000.00	$1,017.24	$8.03
I	Actual	0.58%	$1,000.00	$1,008.83	$2.94
	Hypothetical (h)	0.58%	$1,000.00	$1,022.28	$2.96
R1	Actual	1.58%	$1,000.00	$1,003.81	$7.98
	Hypothetical (h)	1.58%	$1,000.00	$1,017.24	$8.03
R2	Actual	0.98%	$1,000.00	$1,006.82	$4.96
	Hypothetical (h)	0.98%	$1,000.00	$1,020.27	$4.99
R3	Actual	0.83%	$1,000.00	$1,007.58	$4.20
	Hypothetical (h)	0.83%	$1,000.00	$1,021.02	$4.23
R4	Actual	0.58%	$1,000.00	$1,008.84	$2.94
	Hypothetical (h)	0.58%	$1,000.00	$1,022.28	$2.96
R6	Actual	0.50%	$1,000.00	$1,009.20	$2.53
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
529A	Actual	0.77%	$1,000.00	$1,007.83	$3.90
	Hypothetical (h)	0.77%	$1,000.00	$1,021.32	$3.92
529B	Actual	1.53%	$1,000.00	$1,003.98	$7.73
	Hypothetical (h)	1.53%	$1,000.00	$1,017.49	$7.78
529C	Actual	1.62%	$1,000.00	$1,003.60	$8.18
	Hypothetical (h)	1.62%	$1,000.00	$1,017.04	$8.24

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529B and 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

Expense Table – continued

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.52%, $7.68, and $7.73, respectively, for Class 529B. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

6

PORTFOLIO OF INVESTMENTS

10/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.8%
Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 25.3%
A Voce CLO Ltd., 2014-1A, “A2R”, FLR, 2.909%, (U.S. LIBOR-3mo. + 1.55%) 7/15/2026 (n)	$4,318,000	$4,343,126
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 3.509%, (U.S. LIBOR-3mo. + 2.15%) 7/15/2026 (n)	5,584,000	5,606,833
AIMCO Properties CLO LP, 2014-AA, “B1R”, FLR, 2.963%, (U.S. LIBOR-3mo. + 1.6%) 7/20/2026 (n)	4,342,000	4,367,058
AIMCO Properties CLO LP, 2014-AA, “B2R”, 3.49%, 7/20/2026 (n)	1,381,000	1,383,507
AmeriCredit Automobile Receivables Trust, 2016-3, “A2A”, 1.37%, 11/08/2019	1,257,808	1,257,266
AmeriCredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	4,648,000	4,683,698
Ares CLO Ltd., 2013-3A, “B1R”, FLR, 2.853%, (U.S. LIBOR-3mo. + 1.5%) 10/17/2024 (n)	5,304,000	5,298,654
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	2,012,413	2,012,862
Atrium CDO Corp., 2010-A, “B1R”, FLR, 2.809%, (U.S. LIBOR-3mo. + 1.45%) 7/16/2025 (n)	6,523,000	6,522,948
Atrium CDO Corp., 2011-A, “BR”, FLR, 2.863%, (U.S. LIBOR-3mo. + 1.5%) 10/23/2025 (n)	4,318,000	4,332,344
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 3.717%, (U.S. LIBOR-3mo. + 2.35%) 4/25/2026 (n)	4,335,000	4,379,213
Babson CLO Ltd., 2013-IIA, “A2R”, FLR, 2.904%, (U.S. LIBOR-3mo. + 1.55%) 1/18/2025 (n)	3,668,192	3,668,944
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 2.853%, (U.S. LIBOR-3mo. + 1.5%) 10/17/2026 (n)	6,471,000	6,478,901
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.604%, (U.S. LIBOR-3mo. + 2.25%) 1/18/2025 (n)	3,668,192	3,671,273
Ballyrock Ltd., 2014-1A, “A2R”, FLR, 3.007%, (U.S. LIBOR-3mo. + 1.7%) 10/20/2026 (n)	4,335,000	4,351,824
Ballyrock Ltd., 2014-1A, “BR”, FLR, 3.407%, (U.S. LIBOR-3mo. + 2.1%) 10/20/2026 (n)	1,837,000	1,840,542
Bayview Commercial Asset Trust, FLR, 1.548%, (LIBOR-1mo. + 0.31%) 8/25/2035 (z)	472,234	447,485
Bayview Commercial Asset Trust, FLR, 1.508%, (LIBOR-1mo. + 0.27%) 4/25/2036 (z)	417,991	395,061
Bayview Financial Acquisition Trust, 5.638%, 11/28/2036	748,365	740,825
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.842%, (LIBOR-1mo. + 1.6%) 12/28/2040 (z)	559,133	484,155

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Canadian Pacific Auto Receivables Trust, 2017-1A, “A2B”, FLR, 1.438%, (U.S. LIBOR-1mo. + 0.43%) 12/19/2019 (n)	$3,724,000	$3,724,000
Capital Auto Receivables Asset Trust, 2016-3, “A2A”, 1.36%, 4/22/2019	503,582	503,422
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	9,510,000	9,420,562
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.328%, 5/10/2050 (i)	44,757,392	4,125,334
Cent CLO LP, 2014-21A, “A2AR”, FLR, 3.074%, (U.S. LIBOR-3mo. + 1.7%) 7/27/2026 (n)	2,612,650	2,629,579
Cent CLO LP, 2014-21A, “BR”, FLR, 3.774%, (U.S. LIBOR-3mo. + 2.4%) 7/27/2026 (n)	3,547,925	3,551,349
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 2.389%, (U.S. LIBOR-1mo. + 1.15%) 3/15/2028 (n)	2,578,511	2,587,402
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	3,046,000	3,054,691
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	1,360,000	1,363,788
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	2,147,000	2,135,712
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	1,099,000	1,098,599
Chrysler Capital Auto Receivables Trust 2016-B, “A2”, 1.36%, 1/15/2020 (n)	1,589,621	1,588,277
Colony Starwood Homes, 2016-2A, “A”, FLR, 2.487%, (LIBOR-1mo. + 1.25%) 12/17/2033 (n)	5,871,662	5,920,720
Commercial Mortgage Asset Trust, 0.994%, 1/17/2032 (i)(z)	307,689	94
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	5,201,000	5,186,827
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	3,270,000	3,258,021
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	4,028,809	4,037,804
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	5,913,000	5,892,970
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	6,441,000	6,410,378
Credit-Based Asset Servicing & Securitization LLC, 3.858%, 12/25/2035	178,277	177,581
Credit-Based Asset Servicing & Securitization LLC, 3.755%, 1/25/2037 (q)	2,169,805	1,054,811
Credit-Based Asset Servicing & Securitization LLC, 3.85%, 3/25/2037 (q)	3,088,485	1,712,652
Cutwater Ltd., 2014-1A, “A2R”, FLR, 3.059%, (U.S. LIBOR-3mo. + 1.7%) 7/15/2026 (n)	4,500,000	4,527,567
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	1,718,000	1,719,765
Drive Auto Receivables Trust, 2016-CA, “A3”, 1.67%, 11/15/2019 (n)	3,929,702	3,929,981
Drive Auto Receivables Trust, 2017-1, “B”, 2.36%, 3/15/2021	2,066,000	2,070,733

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Drive Auto Receivables Trust, 2017-AA, “A3”, 1.77%, 1/15/2020 (n)	$3,380,000	$3,381,009
Dryden Senior Loan Fund, 2014-31A, “CR”, FLR, 3.454%, (LIBOR-3mo. + 2.1%) 4/18/2026 (n)	2,757,000	2,770,625
Dryden Senior Loan Fund, 2014-34A, “BR”, FLR, 2.909%, (LIBOR-3mo. + 1.55%) 10/15/2026 (n)	2,366,000	2,363,615
Dryden Senior Loan Fund, 2014-34A, “CR”, CLO, 3.509%, (LIBOR-3mo. + 2.15%) 10/15/2026 (n)	3,033,734	3,073,955
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	5,100,000	5,092,999
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (n)	3,606,000	3,594,728
Eaton Vance CLO Ltd, 2014-1A, “BR”, FLR, 2.959%, (U.S. LIBOR-3mo. + 1.6%) 7/15/2026 (n)	3,142,924	3,144,200
Eaton Vance CLO Ltd., 2014-1A, “CR”, FLR, 3.609%, (U.S. LIBOR-3mo. + 2.25%) 7/15/2026 (n)	6,285,849	6,293,593
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	2,567,725	2,565,807
Enterprise Fleet Financing LLC, 2017-1, “A2”, 2.13%, 7/20/2022 (n)	2,780,000	2,786,562
Exeter Automobile Receivables Trust, 2016-1A, “A”, 2.35%, 7/15/2020 (n)	324,387	324,897
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020 (n)	2,918,925	2,918,721
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	1,629,607	1,625,827
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	1,584,374	1,593,535
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	1,498,000	1,507,066
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	8,877,000	8,933,692
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	4,200,000	4,208,514
Goldentree Loan Opportunities Ltd., 2014-8A, “B1R”, FLR, 2.907%, (U.S. LIBOR-3mo. + 1.55%) 4/19/2026 (n)	6,809,126	6,811,605
Goldentree Loan Opportunities Ltd., 2014-8A, “CR”, FLR, 3.557%, (U.S. LIBOR-3mo. + 2.2%) 4/19/2026 (n)	3,928,342	3,931,685
GS Mortgage Securities Trust, 2010-C1, “A2”, 4.592%, 8/10/2043 (n)	6,994,000	7,349,388
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.198%, 5/10/2050 (i)	40,288,561	3,303,614
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.29%, 8/10/2050 (i)	38,912,000	3,263,378
HarbourView CLO VII Ltd., “B1R”, FLR, 2.967%, (U.S. LIBOR-3mo. + 1.65%) 11/18/2026 (n)	6,679,491	6,680,433
HarbourView CLO VII Ltd., 7A, “CR”, FLR, 3.697%, (U.S. LIBOR-3mo. + 2.38%) 11/18/2026 (n)	4,308,491	4,309,297

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	$2,715,337	$2,709,997
IMPAC CMB Trust, FLR, 1.978%, (U.S. LIBOR-1mo. + 0.74%) 11/25/2034	152,053	151,249
IMPAC CMB Trust, FLR, 2.158%, (U.S. LIBOR-1mo. + 0.92%) 11/25/2034	160,056	155,540
IMPAC Secured Assets Corp., FLR, 1.588%, (U.S. LIBOR-1mo. + 0.35%) 5/25/2036	494,535	470,053
Interstar Millennium Trust, FLR, 1.719%, (LIBOR-3mo. + 0.40%) 3/14/2036	93,591	90,063
JPMorgan Chase Commercial Mortgage Securities Corp., 1.094%, 9/15/2050 (i)	80,657,568	6,185,153
JPMorgan Chase Commercial Mortgage Securities Corp., 2011-C3, “A4”, 4.717%, 2/15/2046 (n)	6,740,324	7,164,540
Lehman Brothers Commercial Conduit Mortgage Trust, 1.497%, 10/15/2035 (i)	1,528,745	11,799
Loomis, Sayles & Co., CLO, “A1”, FLR, 2.889%, (U.S. LIBOR-3mo. + 1.53%) 10/15/2027 (n)	3,678,505	3,701,573
Madison Park Funding XIV Ltd., 2014-14A, “C1R”, FLR, 3.413%, (U.S. LIBOR-3mo. + 2.05%) 7/20/2026 (n)	6,034,000	6,079,521
Magnetite XI Ltd., 2014-11A, “BR”, FLR, 3.454%, (U.S. LIBOR-3mo. + 2.1%) 1/18/2027 (n)	3,038,000	3,069,954
Merrill Lynch Mortgage Investors, Inc., 4.26%, 2/25/2037 (q)	1,872,312	384,377
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.449%, 5/15/2050 (i)	44,420,037	4,050,836
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.462%, 6/15/2050 (i)	19,044,381	1,841,163
Morgan Stanley Capital I, Inc., 1.409%, 3/15/2031 (i)(z)	163,060	2
Motor PLC, 2015-1A, “A1”, FLR, 1.838%, (U.S. LIBOR-1mo. + 0.6%) 6/25/2022 (n)	338,673	338,710
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 3.154%, (U.S. LIBOR-3mo. + 1.8%) 4/18/2025 (n)	8,600,000	8,641,985
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026 (n)	504,376	505,952
Navient Student Loan Trust, 2016-3A, “A1”, FLR, 1.838%, (U.S. LIBOR-1mo. + 0.6%) 6/25/2065 (n)	1,065,172	1,067,514
Navient Student Loan Trust, 2016-AA, “A1”, FLR, 2.339%, (U.S. LIBOR-1mo. + 1.1%) 12/15/2025 (n)	21,503	21,511
NextGear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	3,461,000	3,458,771
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	2,577,000	2,574,381
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 3.913%, (U.S. LIBOR-3mo. + 2.55%) 10/20/2026 (n)	4,321,000	4,360,312

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021 (n)	$610,889	$611,671
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	5,148,000	5,137,053
Option One Mortgage Loan Trust, 5.611%, 1/25/2037 (q)	519,140	515,247
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019 (n)	1,134,898	1,134,189
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	4,420,000	4,432,084
Oscar U.S. Funding Trust, 2017-2A, “A2B”, FLR, 1.979%, (U.S. LIBOR-1mo. + 6.5%) 11/10/2020 (n)	3,510,000	3,498,951
Ownit Mortgage Loan Asset-Backed Certificates, 3.38%, 10/25/2035 (q)	1,459,280	931,498
PFS Financing Corp., 2017-C, “A”, FLR , (LIBOR-1mo. + 0.47%) 10/15/2021 (n)	2,254,000	2,254,000
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	2,821,000	2,823,974
Securitized Term Auto Receivables Trust, 2016-1A, “A2A”, 1.284%, 11/26/2018 (n)	951,932	951,372
Shackelton CLO Ltd., 2013-4A, “CR”, FLR, 3.459%, (U.S. LIBOR-3mo. + 2.1%) 1/13/2025 (n)	2,150,000	2,158,413
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	1,247,147	1,245,465
Silver Spring CLO Ltd., FLR, 4.109%, (LIBOR-3mo. + 2.75%) 10/15/2026 (n)	3,436,000	3,426,944
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	7,440,000	7,379,676
Thacher Park CLO Ltd. 2014-1A. “CR”, FLR, 3.563%, (U.S. LIBOR-3mo. + 2.2%) 10/20/2026 (n)	4,301,000	4,317,632
Thornburg Mortgage Securities Trust, FLR, 1.918%, (U.S. LIBOR-1mo. + 0.68%) 4/25/2043	412,258	409,947
TICP CLO Ltd., FLR, 3.613%, (U.S. LIBOR-3mo. + 2.25%) 1/20/2027 (n)	3,767,000	3,786,611
Tricon American Homes 2015-SFR1, Trust “1A”, 2.589%, 11/17/2033 (n)	3,980,000	3,944,057
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	5,740,000	5,711,426
Verizon Owner Trust, 2017-3a, “B”, 2.38%, 4/20/2022 (n)	3,075,000	3,076,027
Veros Auto Receivables Trust, 2017-1, “A”, 2.84%, 4/17/2023 (n)	2,631,000	2,630,969
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/2018 (n)	563,663	563,622
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	4,332,000	4,307,102
World Financial Network Credit Card Master Trust, 2017-B, “A”, 1.98%, 6/15/2023	7,430,000	7,424,269

		$369,485,038

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - 4.0%
American Honda Finance Corp., 1.6%, 7/13/2018	$2,630,000	$2,631,265
Daimler Finance North America LLC, 1.65%, 5/18/2018 (n)	3,220,000	3,219,333
Ford Motor Credit Co. LLC, 2.262%, 3/28/2019	5,308,000	5,320,990
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	4,860,000	4,856,558
Ford Motor Credit Co. LLC, 2.343%, 11/02/2020	4,305,000	4,302,005
Ford Motor Credit Co. LLC, FLR, 2.29%, (U.S. LIBOR-3mo. + 0.94%) 1/09/2018	2,600,000	2,603,293
General Motors Financial Co., Inc., 2.65%, 4/13/2020	13,401,000	13,516,100
General Motors Financial Co., Inc., 3.15%, 6/30/2022	2,972,000	3,003,229
Hyundai Capital America, 2%, 3/19/2018 (n)	6,625,000	6,626,884
Hyundai Capital America, 2.4%, 10/30/2018 (n)	2,600,000	2,601,020
Toyota Motor Credit Corp., 1.7%, 2/19/2019	4,820,000	4,817,625
Toyota Motor Credit Corp., FLR, 1.743%, (U.S. LIBOR-3mo. + 0.39%) 1/17/2019	5,320,000	5,334,007

		$58,832,309
Banks & Diversified Financials (Covered Bonds) - 0.3%
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/2017 (n)	$3,800,000	$3,799,943

Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$1,862,000	$1,861,015

Brokerage & Asset Managers - 0.3%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$4,908,000	$5,007,824

Building - 0.3%
Stanley Black & Decker, Inc., 1.622%, 11/17/2018	$4,230,000	$4,218,255

Business Services - 0.4%
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	$1,580,000	$1,594,629
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	4,120,000	4,089,265

		$5,683,894
Cable TV - 0.6%
Time Warner Cable, Inc., 5%, 2/01/2020	$8,592,000	$9,042,754

Chemicals - 2.0%
CF Industries, Inc., 6.875%, 5/01/2018	$6,972,000	$7,137,585
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	4,320,000	4,320,044
Dow Chemical Co., 8.55%, 5/15/2019	2,900,000	3,184,408
E.I. du Pont de Nemours & Co., 2.2%, 5/01/2020	5,132,000	5,151,662
LyondellBasell Industries N.V., 5%, 4/15/2019	2,963,000	3,064,991

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Chemicals - continued
Sherwin-Williams Co., 2.25%, 5/15/2020	$6,370,000	$6,385,089

		$29,243,779
Computer Software - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$3,590,000	$3,654,391

Conglomerates - 0.4%
Roper Industries, Inc., 1.85%, 11/15/2017	$3,978,000	$3,978,385
Roper Technologies, Inc., 2.8%, 12/15/2021	1,810,000	1,827,507

		$5,805,892
Consumer Products - 1.7%
Mattel, Inc., 1.7%, 3/15/2018	$1,041,000	$1,035,899
Newell Brands, Inc., 2.6%, 3/29/2019	523,000	527,040
Newell Rubbermaid, Inc., 2.05%, 12/01/2017	2,748,000	2,748,980
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	4,240,000	4,307,880
Reckitt Benckiser PLC, 2.125%, 9/21/2018 (n)	5,585,000	5,602,463
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	10,735,000	10,600,417

		$24,822,679
Electrical Equipment - 0.4%
Arrow Electronics, Inc., 3%, 3/01/2018	$1,326,000	$1,330,742
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	4,611,000	4,637,064

		$5,967,806
Electronics - 0.3%
Tyco Electronics Group S.A., 2.375%, 12/17/2018	$1,500,000	$1,505,939
Xilinx, Inc., 2.125%, 3/15/2019	2,410,000	2,414,526

		$3,920,465
Emerging Market Quasi-Sovereign - 0.6%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$3,762,000	$3,818,430
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	4,456,000	4,450,153

		$8,268,583
Emerging Market Sovereign - 0.3%
State of Qatar, 2.375%, 6/02/2021 (n)	$4,400,000	$4,303,200

Energy - Integrated - 0.6%
BP Capital Markets PLC, 2.521%, 1/15/2020	$3,049,000	$3,088,430
Shell International Finance B.V., 1.375%, 5/10/2019	5,690,000	5,661,670

		$8,750,100

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Financial Institutions - 0.1%
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	$1,208,000	$1,209,562

Food & Beverages - 1.9%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$5,173,000	$5,239,005
Kraft Heinz Foods Co., 6.125%, 8/23/2018	7,435,000	7,692,602
Mondelez International, Inc., FLR, 1.988%, (LIBOR-3mo. + 0.61%) 10/28/2019 (n)	7,400,000	7,430,925
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	1,900,000	2,105,997
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	5,038,000	5,028,009
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	525,000	528,147

		$28,024,685
Food & Drug Stores - 0.3%
CVS Health Corp., 2.8%, 7/20/2020	$3,640,000	$3,683,263

Insurance - 1.1%
American International Group, Inc., 2.3%, 7/16/2019	$2,039,000	$2,048,952
American International Group, Inc., 3.3%, 3/01/2021	5,141,000	5,292,614
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	4,840,000	4,833,880
Metropolitan Life Global Funding I, FLR, 1.754%, (U.S. LIBOR-3mo. + 0.43%) 12/19/2018 (n)	3,700,000	3,716,433
Voya Financial, Inc., 2.9%, 2/15/2018	875,000	877,425

		$16,769,304
Insurance - Health - 0.5%
Aetna, Inc., 1.5%, 11/15/2017	$674,000	$673,960
UnitedHealth Group, Inc., 1.95%, 10/15/2020	6,409,000	6,394,880

		$7,068,840
Insurance - Property & Casualty - 0.2%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019	$3,180,000	$3,195,463

International Market Quasi-Sovereign - 3.2%
Caisse d’Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	$9,000,000	$8,989,846
CPPIB Capital, Inc., 1.25%, 9/20/2019 (n)	7,460,000	7,362,050
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	7,590,000	7,463,115
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	2,070,000	2,078,114
Dexia Credit Local, “A”, 2.25%, 2/18/2020 (n)	3,150,000	3,157,198
Electricite de France, 2.15%, 1/22/2019 (n)	3,953,000	3,965,664
Kommunalbanken A.S., 1.375%, 10/26/2020 (n)	3,870,000	3,804,973
Swedish Export Credit Corp., 1.125%, 8/28/2019	10,280,000	10,150,613

		$46,971,573

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
International Market Sovereign - 0.2%
Republic of Finland, 1%, 4/23/2019 (n)	$2,510,000	$2,484,978

Internet - 0.2%
Baidu, Inc., 3.25%, 8/06/2018	$892,000	$898,825
Baidu, Inc., 2.75%, 6/09/2019	2,189,000	2,202,381

		$3,101,206
Local Authorities - 0.7%
Kommuninvest i Sverige AB, 1.125%, 9/17/2019 (n)	$11,000,000	$10,859,992

Major Banks - 16.4%
ABN AMRO Bank N.V., 2.1%, 1/18/2019 (n)	$7,840,000	$7,862,211
Bank of America Corp., 6.875%, 4/25/2018	4,213,000	4,315,399
Bank of America Corp., 2.151%, 11/09/2020	3,310,000	3,295,979
Bank of America Corp., 2.369% to 7/21/2020, FLR to 7/21/2021	9,781,000	9,771,224
Bank of America Corp., 2.881% to 4/24/2022, FLR to 4/24/2023	7,801,000	7,839,495
Bank of Montreal, FLR, 1.95%, (LIBOR-3mo. + 0.6%) 4/09/2018	1,990,000	1,994,171
Bank of Montreal, FLR, 2.004%, (LIBOR-3mo. + 0.65%) 7/18/2019	5,650,000	5,690,446
Barclays PLC, 3.25%, 1/12/2021	10,346,000	10,512,498
Citibank N.A., 2.125%, 10/20/2020	5,897,000	5,879,990
Commonwealth Bank of Australia, 1.75%, 11/02/2018	1,390,000	1,389,098
Commonwealth Bank of Australia, 2.3%, 9/06/2019	6,503,000	6,540,445
Credit Agricole, “A”, FLR, 2.78%, (LIBOR-3mo. + 1.43%) 1/10/2022 (n)	3,030,000	3,099,864
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	4,820,000	4,935,022
Credit Suisse New York, 1.75%, 1/29/2018	3,950,000	3,951,993
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	6,394,000	6,387,645
Goldman Sachs Group, Inc., 2%, 4/25/2019	1,150,000	1,149,311
Goldman Sachs Group, Inc., 2.55%, 10/23/2019	15,694,000	15,815,894
Goldman Sachs Group, Inc., 2.6%, 12/27/2020	6,253,000	6,287,677
Goldman Sachs Group, Inc., 3%, 4/26/2022	4,780,000	4,826,105
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR to 3/13/2023	4,311,000	4,405,856
ING Bank N.V., 1.8%, 3/16/2018 (n)	1,740,000	1,741,417
ING Bank N.V., 2%, 11/26/2018 (n)	4,970,000	4,974,761
ING Bank N.V., 2.3%, 3/22/2019 (n)	4,000,000	4,015,456
JPMorgan Chase & Co., 2.2%, 10/22/2019	5,340,000	5,365,792
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR to 4/25/2023	7,272,000	7,297,790
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	2,790,000	2,834,754
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2/22/2022	3,172,000	3,223,188
Mizuho Bank Ltd., FLR, 2.553%, (U.S. LIBOR-3mo. + 1.19%) 10/20/2018 (n)	4,060,000	4,100,327
Morgan Stanley, 2.375%, 7/23/2019	15,440,000	15,505,276

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Morgan Stanley, 2.65%, 1/27/2020	$3,780,000	$3,814,102
National Australia Bank Ltd., 1.375%, 7/12/2019	4,140,000	4,103,701
PNC Bank N.A., 2.25%, 7/02/2019	5,130,000	5,156,631
Royal Bank of Canada, 1.5%, 7/29/2019	8,893,000	8,833,597
Skandinaviska Enskilda, 1.75%, 3/19/2018 (n)	2,500,000	2,501,290
Sumitomo Mitsui Banking Corp., FLR, 2.027%, (U.S. LIBOR-3mo. + 0.67%) 10/19/2018	6,250,000	6,278,235
Svenska Handelsbanken AB, 2.25%, 6/17/2019	6,504,000	6,542,023
Toronto-Dominion Bank, 1.75%, 7/23/2018	2,820,000	2,822,439
Toronto-Dominion Bank, 1.45%, 9/06/2018	7,260,000	7,245,858
Toronto-Dominion Bank, FLR, 1.959%, (U.S. LIBOR-3mo. + 0.65%) 8/13/2019	3,170,000	3,196,737
UBS AG, 2.375%, 8/14/2019	4,186,000	4,212,958
UBS Group Funding (Jersey) Ltd., 3%, 4/15/2021 (n)	6,146,000	6,238,345
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	8,600,000	8,814,321
Wells Fargo Bank N.A., FLR, 2.103%, (U.S. LIBOR-3mo. + 0.74%) 1/22/2018	3,900,000	3,905,734

		$238,675,055
Medical & Health Technology & Services - 1.4%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$6,464,000	$6,530,214
Becton, Dickinson and Co., 2.404%, 6/05/2020	2,975,000	2,979,614
Becton, Dickinson and Co., 2.894%, 6/06/2022	3,466,000	3,473,752
Catholic Health Initiatives, 1.6%, 11/01/2017	2,480,000	2,480,000
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	5,170,000	5,212,402

		$20,675,982
Medical Equipment - 1.3%
Abbott Laboratories, 2.35%, 11/22/2019	$6,330,000	$6,369,114
Abbott Laboratories, 2.9%, 11/30/2021	4,960,000	5,037,436
Medtronic, Inc., 1.5%, 3/15/2018	3,230,000	3,230,516
Zimmer Holdings, Inc., 2%, 4/01/2018	4,531,000	4,534,344

		$19,171,410
Metals & Mining - 0.5%
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	$1,620,000	$1,620,000
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	2,980,000	2,981,699
Glencore Funding LLC, 3%, 10/27/2022 (z)	2,204,000	2,207,028

		$6,808,727
Midstream - 1.5%
EL Paso LLC, 6.5%, 9/15/2020	$6,336,000	$6,967,324
Enbridge, Inc., 2.9%, 7/15/2022	2,081,000	2,092,977
EnLink Midstream Partners LP, 2.7%, 4/01/2019	2,163,000	2,167,562

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
Enterprise Products Operating LP, 6.5%, 1/31/2019	$1,280,000	$1,349,600
Kinder Morgan (Delaware), Inc., 2%, 12/01/2017	2,750,000	2,750,358
ONEOK Partners LP, 3.2%, 9/15/2018	3,550,000	3,582,882
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	2,847,000	2,848,831

		$21,759,534
Mortgage-Backed - 0.4%
Fannie Mae, 5.5%, 11/01/2017 - 2/01/2019	$25,913	$26,123
Fannie Mae, 5%, 2/01/2018 - 7/01/2023	558,079	572,879
Fannie Mae, 4.5%, 10/01/2018 - 3/01/2023	482,088	503,121
Fannie Mae, 3%, 12/01/2031	2,852,647	2,931,182
Fannie Mae, 3.46%, 2/01/2033	25,945	26,630
Fannie Mae, 3.355%, 3/01/2033	81,442	83,108
Fannie Mae, 3.5%, 5/01/2033	241,580	254,018
Fannie Mae, FLR, 1.481%, (U.S. LIBOR-1mo. + 0.25%) 5/25/2018	449,565	449,444
Freddie Mac, 5.5%, 12/01/2017 - 11/01/2019	102,637	104,689
Freddie Mac, 5%, 5/01/2018 - 8/01/2020	258,164	263,438
Freddie Mac, 0.883%, 7/25/2049 (i)	328,424	15,439
Ginnie Mae, 2.125%, 7/20/2032	78,346	81,064

		$5,311,135
Network & Telecom - 1.8%
AT&T, Inc., 2.3%, 3/11/2019	$4,270,000	$4,287,606
AT&T, Inc., 2.45%, 6/30/2020	6,250,000	6,308,768
AT&T, Inc., 3.2%, 3/01/2022	5,118,000	5,207,176
AT&T, Inc., 2.85%, 2/14/2023	3,021,000	3,000,519
AT&T, Inc., FLR, 2.227%, (U.S. LIBOR-3mo. + 0.91%) 11/27/2018	3,850,000	3,880,160
British Telecommunications PLC, 2.35%, 2/14/2019	2,970,000	2,987,474

		$25,671,703
Oil Services - 0.2%
Schlumberger Holdings Corp., 1.9%, 12/21/2017 (n)	$3,010,000	$3,010,925

Oils - 0.4%
Marathon Petroleum Corp., 2.7%, 12/14/2018	$5,697,000	$5,726,636

Other Banks & Diversified Financials - 7.7%
Banque Federative du Credit Mutuel, 2.2%, 7/20/2020 (n)	$6,421,000	$6,406,801
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	1,021,000	1,031,349
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	5,610,000	5,610,947
BNZ International Funding Ltd. London, 1.9%, 2/26/2018 (n)	4,530,000	4,535,239
BPCE S.A., 1.625%, 1/26/2018	4,410,000	4,409,374
BPCE S.A., 2.5%, 7/15/2019	5,559,000	5,603,889

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Branch Banking & Trust Co., 1.45%, 5/10/2019	$5,620,000	$5,585,668
Capital One Financial Corp., 2.5%, 5/12/2020	4,324,000	4,339,711
Capital One Financial Corp., 2.4%, 10/30/2020	2,132,000	2,131,389
Citigroup, Inc., 2.4%, 2/18/2020	10,463,000	10,517,043
Citizens Bank N.A., 2.3%, 12/03/2018	5,000,000	5,018,852
Citizens Bank N.A., 2.25%, 3/02/2020	3,450,000	3,454,067
Citizens Bank N.A., 2.55%, 5/13/2021	845,000	848,476
Compass Bank, 2.875%, 6/29/2022	6,688,000	6,640,864
Discover Bank, 3.1%, 6/04/2020	3,205,000	3,267,732
Fifth Third Bancorp, 2.3%, 3/01/2019	1,859,000	1,867,224
Fifth Third Bancorp, 2.3%, 3/15/2019	3,120,000	3,135,706
First Republic Bank, 2.375%, 6/17/2019	1,333,000	1,337,968
Groupe BPCE S.A., 2.5%, 12/10/2018	2,520,000	2,537,786
Lloyds Bank PLC, 1.75%, 5/14/2018	2,040,000	2,041,840
Lloyds Bank PLC, 2.3%, 11/27/2018	1,700,000	1,709,499
Lloyds Bank PLC, FLR, 2.362%, (U.S. LIBOR-3mo. + 1%) 1/22/2019	6,220,000	6,281,768
National Bank of Canada, FLR, 2.159%, (LIBOR-3mo. + 0.84%) 12/14/2018	5,040,000	5,080,048
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	4,560,000	4,582,453
Santander UK PLC, 3.05%, 8/23/2018	2,403,000	2,428,309
SunTrust Banks, Inc., 2.7%, 1/27/2022	5,086,000	5,116,524
U.S. Bank NA Cincinnati, 2.05%, 10/23/2020	7,302,000	7,302,720

		$112,823,246
Pharmaceuticals - 4.0%
AbbVie, Inc., 1.8%, 5/14/2018	$5,760,000	$5,763,575
Actavis Funding SCS, 2.35%, 3/12/2018	4,615,000	4,625,594
Actavis Funding SCS, 3%, 3/12/2020	2,399,000	2,435,446
Amgen, Inc., 2.2%, 5/11/2020	8,647,000	8,665,875
Biogen, Inc., 2.9%, 9/15/2020	3,400,000	3,471,328
Celgene Corp., 2.125%, 8/15/2018	4,900,000	4,913,992
Celgene Corp., 2.875%, 8/15/2020	6,424,000	6,523,220
Celgene Corp., 2.75%, 2/15/2023	1,799,000	1,797,993
EMD Finance LLC, 1.7%, 3/19/2018 (n)	5,140,000	5,141,862
Gilead Sciences, Inc., 1.85%, 9/04/2018	4,760,000	4,765,880
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	10,330,000	10,288,747

		$58,393,512
Real Estate - Apartment - 0.1%
ERP Operating LP, 4.75%, 7/15/2020	$1,200,000	$1,275,041

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Healthcare - 0.1%
Welltower, Inc., REIT, 2.25%, 3/15/2018	$1,686,000	$1,689,883

Real Estate - Office - 0.3%
Mack-Cali Realty LP, 2.5%, 12/15/2017	$2,000,000	$2,000,419
Vornado Realty LP, REIT, 2.5%, 6/30/2019	2,848,000	2,862,884

		$4,863,303
Real Estate - Retail - 0.1%
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	$1,935,000	$1,935,129

Retailers - 0.2%
Dollar General Corp., 1.875%, 4/15/2018	$660,000	$659,848
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	2,068,000	2,069,439

		$2,729,287
Specialty Chemicals - 0.2%
Airgas, Inc., 3.05%, 8/01/2020	$2,430,000	$2,488,441

Supranational - 0.4%
Corporacion Andina de Fomento, FLR, 1.928%, (U.S. LIBOR-3mo. + 0.55%) 1/29/2018	$1,190,000	$1,191,048
Corporacion Andina de Fomento, FLR, 2%, (U.S. LIBOR-3mo. + 0.55%) 5/10/2019	4,870,000	4,859,433

		$6,050,481
Telecommunications - Wireless - 1.4%
American Tower Corp., REIT, 2.8%, 6/01/2020	$2,158,000	$2,188,306
American Tower Trust I, REIT, 1.551%, 3/15/2043 (n)	2,840,000	2,835,550
Crown Castle International Corp., 3.4%, 2/15/2021	2,140,000	2,199,691
Crown Castle Towers LLC, 4.883%, 8/15/2040 (n)	6,579,000	6,946,959
SBA Tower Trust, 2.898%, 10/11/2044 (n)	4,150,000	4,182,065
SBA Tower Trust, 2.877%, 7/10/2046 (n)	1,843,000	1,829,178

		$20,181,749
Tobacco - 1.7%
BAT Capital Corp., 2.297%, 8/14/2020 (n)	$7,295,000	$7,297,629
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	4,696,000	4,697,290
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	8,541,000	8,659,203
Reynolds American, Inc., 2.3%, 6/12/2018	3,640,000	3,650,326

		$24,304,448
Transportation - Services - 0.4%
TTX Co., 2.6%, 6/15/2020 (n)	$5,870,000	$5,877,906

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - 0.3%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$4,500,000	$4,516,730

U.S. Treasury Obligations - 6.2%
U.S. Treasury Notes, 1.625%, 8/31/2019	$14,000,000	$14,008,750
U.S. Treasury Notes, 1.375%, 2/15/2020	40,000,000	39,753,125
U.S. Treasury Notes, 1.875%, 2/28/2022	37,496,000	37,387,613

		$91,149,488
Utilities - Electric Power - 3.5%
American Electric Power Co., Inc., 1.65%, 12/15/2017	$2,570,000	$2,570,251
Dominion Energy, Inc., 2.579%, 7/01/2020	4,253,000	4,276,263
Dominion Resources, Inc., 1.6%, 8/15/2019	1,640,000	1,629,791
Dominion Resources, Inc., 2.962%, 7/01/2019	2,840,000	2,878,051
Dominion Resources, Inc., 2.5%, 12/01/2019	7,000,000	7,047,953
Emera U.S. Finance LP, 2.15%, 6/15/2019	4,397,000	4,394,255
Eversource Energy, 1.6%, 1/15/2018	2,370,000	2,369,703
Eversource Energy, 2.5%, 3/15/2021	3,117,000	3,126,163
FirstEnergy Corp., 2.85%, 7/15/2022	2,128,000	2,127,708
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	3,623,000	3,634,559
Southern Co., 2.45%, 9/01/2018	2,700,000	2,714,249
Southern Co., 1.85%, 7/01/2019	5,610,000	5,601,010
Southern Power Co., 1.85%, 12/01/2017	4,230,000	4,231,168
Xcel Energy, Inc., 2.4%, 3/15/2021	4,070,000	4,084,281

		$50,685,405
Total Bonds (Identified Cost, $1,413,692,132)		$1,411,811,949

Investment Companies (h) - 2.7%
Money Market Funds - 2.7%
MFS Institutional Money Market Portfolio, 1.13% (v) (Identified Cost, $39,408,727)	39,408,727	$39,408,727

Other Assets, Less Liabilities - 0.5%		7,103,881
Net Assets - 100.0%		$1,458,324,557

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $39,408,727 and $1,411,811,949, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $574,632,266 representing 39.4% of net assets.

20

Portfolio of Investments (unaudited) – continued

(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FLR (LIBOR-1mo. + 0.31%) , 1.548%, 8/25/2035	6/09/05	$472,234	$447,485
Bayview Commercial Asset Trust, FLR (LIBOR-1mo. + 0.27%) , 1.508%, 4/25/2036	2/23/06	417,991	395,061
Bayview Financial Revolving Mortgage Loan Trust, FLR (LIBOR-1mo. + 1.6%) , 2.842%, 12/28/2040	3/01/06	559,133	484,155
Commercial Mortgage Asset Trust, 0.994%, 1/17/2032	8/25/03	0	94
Morgan Stanley Capital I, Inc., 1.409%, 3/15/2031	6/10/03	0	2
Total Restricted Securities			$1,326,797
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

21

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $1,413,692,132)	$1,411,811,949
Investments in affiliated issuers, at value (identified cost, $39,408,727)	39,408,727
Cash	40,510
Receivables for
Investments sold	4,950,593
Fund shares sold	31,577,794
Interest and dividends	6,605,280
Other assets	21
Total assets	$1,494,394,874
Liabilities
Payables for
Distributions	$251,162
Investments purchased	6,102,993
Fund shares reacquired	29,180,626
Payable to affiliates
Investment adviser	32,460
Shareholder servicing costs	375,404
Distribution and service fees	12,454
Program manager fees	402
Payable for independent Trustees’ compensation	2,670
Accrued expenses and other liabilities	112,146
Total liabilities	$36,070,317
Net assets	$1,458,324,557
Net assets consist of
Paid-in capital	$1,512,496,077
Unrealized appreciation (depreciation)	(1,880,183)
Accumulated net realized gain (loss)	(52,068,221)
Accumulated distributions in excess of net investment income	(223,116)
Net assets	$1,458,324,557
Shares of beneficial interest outstanding	244,066,730

22

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$509,790,792	85,199,633	$5.98
Class B	4,419,380	740,344	5.97
Class C	79,544,064	13,304,158	5.98
Class I	167,670,411	28,143,681	5.96
Class R1	313,178	52,498	5.97
Class R2	3,515,966	587,915	5.98
Class R3	2,638,778	440,791	5.99
Class R4	6,745,486	1,127,599	5.98
Class R6	536,928,111	89,933,397	5.97
Class 529A	95,518,208	15,968,082	5.98
Class 529B	4,173,837	699,987	5.96
Class 529C	47,066,346	7,868,645	5.98

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $6.13 [100 / 97.5 x $5.98] and $6.13 [100 / 97.5 x $5.98], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

23

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$16,801,222
Dividends from affiliated issuers	163,515
Total investment income	$16,964,737
Expenses
Management fee	$2,996,913
Distribution and service fees	1,486,851
Shareholder servicing costs	726,489
Program manager fees	70,173
Administrative services fee	125,160
Independent Trustees’ compensation	15,757
Custodian fee	98,915
Shareholder communications	46,968
Audit and tax fees	32,054
Legal fees	8,387
Miscellaneous	132,644
Total expenses	$5,740,311
Fees paid indirectly	(3,049)
Reduction of expenses by investment adviser and distributor	(410,974)
Net expenses	$5,326,288
Net investment income (loss)	$11,638,449
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$683,275
Affiliated issuers	1,265
Futures contracts	158,311
Net realized gain (loss)	$842,851
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$(569,922)
Affiliated issuers	(4,963)
Futures contracts	(299,635)
Net unrealized gain (loss)	$(874,520)
Net realized and unrealized gain (loss)	$(31,669)
Change in net assets from operations	$11,606,780

See Notes to Financial Statements

24

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/17 (unaudited)	Year ended 4/30/17
From operations
Net investment income (loss)	$11,638,449	$16,775,997
Net realized gain (loss)	842,851	(781,764)
Net unrealized gain (loss)	(874,520)	(105,864)
Change in net assets from operations	$11,606,780	$15,888,369
Distributions declared to shareholders
From net investment income	$(12,023,687)	$(19,164,833)
Change in net assets from fund share transactions	$(82,447,857)	$110,731,449
Total change in net assets	$(82,864,764)	$107,454,985
Net assets
At beginning of period	1,541,189,321	1,433,734,336
At end of period (including accumulated distributions in excess of net investment income of $223,116 and undistributed net investment income of $162,122, respectively)	$1,458,324,557	$1,541,189,321

See Notes to Financial Statements

25

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/17 (unaudited)		Year ended
Class A			4/30/17		4/30/16	4/30/15	4/30/14	4/30/13

Net asset value, beginning of period	$5.99		$6.00		$6.03	$6.06	$6.13	$6.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.07	(c)	$0.06	$0.05	$0.08	$0.12
Net realized and unrealized gain (loss)	(0.01)		(0.00	)(w)	(0.02)	(0.01)	(0.05)	0.02
Total from investment operations	$0.04		$0.07		$0.04	$0.04	$0.03	$0.14
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.08)		$(0.07)	$(0.07)	$(0.10)	$(0.14)
Net asset value, end of period (x)	$5.98		$5.99		$6.00	$6.03	$6.06	$6.13
Total return (%) (r)(s)(t)(x)	0.64	(n)	1.12	(c)	0.68	0.61	0.44	2.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.82	(c)	0.85	0.86	0.84	0.85
Expenses after expense reductions (f)	0.72	(a)	0.72	(c)	0.74	0.75	0.73	0.75
Net investment income (loss)	1.53	(a)	1.11	(c)	0.94	0.84	1.29	1.92
Portfolio turnover	23	(n)	54		30	37	29	34
Net assets at end of period (000 omitted)	$509,791		$514,304		$462,778	$459,032	$576,712	$583,224

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 10/31/17 (unaudited)		Year ended
Class B			4/30/17		4/30/16	4/30/15	4/30/14	4/30/13

Net asset value, beginning of period	$5.97		$5.98		$6.01	$6.04	$6.11	$6.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.02	(c)	$0.01	$0.01	$0.03	$0.07
Net realized and unrealized gain (loss)	0.01		(0.00	)(w)	(0.01)	(0.02)	(0.05)	0.03	(g)
Total from investment operations	$0.03		$0.02		$0.00 (w)	$(0.01)	$(0.02)	$0.10
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.03)		$(0.03)	$(0.02)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$5.97		$5.97		$5.98	$6.01	$6.04	$6.11
Total return (%) (r)(s)(t)(x)	0.43	(n)	0.35	(c)	(0.07)	(0.14)	(0.32)	1.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.58	(c)	1.60	1.61	1.59	1.60
Expenses after expense reductions (f)	1.48	(a)	1.47	(c)	1.50	1.51	1.49	1.50
Net investment income (loss)	0.79	(a)	0.37	(c)	0.20	0.09	0.54	1.18
Portfolio turnover	23	(n)	54		30	37	29	34
Net assets at end of period (000 omitted)	$4,419		$5,286		$6,477	$6,463	$7,814	$7,585
See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/17 (unaudited)		Year ended
Class C			4/30/17		4/30/16	4/30/15		4/30/14	4/30/13

Net asset value, beginning of period	$5.98		$5.99		$6.02	$6.05		$6.12	$6.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.02	(c)	$0.01	$(0.00	)(w)	$0.03	$0.07
Net realized and unrealized gain (loss)	(0.00	)(w)	(0.00	)(w)	(0.02)	(0.01)		(0.06)	0.02
Total from investment operations	$0.02		$0.02		$(0.01)	$(0.01)		$(0.03)	$0.09
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.03)		$(0.02)	$(0.02)		$(0.04)	$(0.09)
Net asset value, end of period (x)	$5.98		$5.98		$5.99	$6.02		$6.05	$6.12
Total return (%) (r)(s)(t)(x)	0.38	(n)	0.26	(c)	(0.17)	(0.24)		(0.41)	1.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.58	(c)	1.60	1.61		1.59	1.60
Expenses after expense reductions (f)	1.58	(a)	1.57	(c)	1.59	1.60		1.59	1.60
Net investment income (loss)	0.69	(a)	0.27	(c)	0.09	(0.00	)(w)	0.46	1.07
Portfolio turnover	23	(n)	54		30	37		29	34
Net assets at end of period (000 omitted)	$79,544		$95,767		$119,063	$137,178		$171,276	$212,060

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/17 (unaudited)		Year ended
Class I			4/30/17		4/30/16	4/30/15	4/30/14	4/30/13

Net asset value, beginning of period	$5.96		$5.97		$6.00	$6.03	$6.10	$6.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.08	(c)	$0.07	$0.06	$0.09	$0.13
Net realized and unrealized gain (loss)	(0.00	)(w)	(0.00	)(w)	(0.02)	(0.01)	(0.05)	0.01	(g)
Total from investment operations	$0.05		$0.08		$0.05	$0.05	$0.04	$0.14
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.09)		$(0.08)	$(0.08)	$(0.11)	$(0.15)
Net asset value, end of period (x)	$5.96		$5.96		$5.97	$6.00	$6.03	$6.10
Total return (%) (r)(s)(t)(x)	0.88	(n)	1.27	(c)	0.83	0.76	0.59	2.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.58	(c)	0.60	0.61	0.59	0.60
Expenses after expense reductions (f)	0.58	(a)	0.57	(c)	0.59	0.60	0.59	0.60
Net investment income (loss)	1.69	(a)	1.28	(c)	1.10	1.00	1.41	2.14
Portfolio turnover	23	(n)	54		30	37	29	34
Net assets at end of period (000 omitted)	$167,670		$257,580		$222,997	$296,392	$237,785	$130,703

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 10/31/17 (unaudited)		Year ended
Class R1			4/30/17		4/30/16	4/30/15		4/30/14	4/30/13

Net asset value, beginning of period	$5.97		$5.98		$6.01	$6.04		$6.11	$6.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.02	(c)	$0.01	$(0.00	)(w)	$0.03	$0.07
Net realized and unrealized gain (loss)	(0.00	)(w)	(0.00	)(w)	(0.02)	(0.01)		(0.06)	0.02
Total from investment operations	$0.02		$0.02		$(0.01)	$(0.01)		$(0.03)	$0.09
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.03)		$(0.02)	$(0.02)		$(0.04)	$(0.09)
Net asset value, end of period (x)	$5.97		$5.97		$5.98	$6.01		$6.04	$6.11
Total return (%) (r)(s)(t)(x)	0.38	(n)	0.26	(c)	(0.17)	(0.24)		(0.41)	1.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.58	(c)	1.60	1.61		1.59	1.60
Expenses after expense reductions (f)	1.58	(a)	1.57	(c)	1.60	1.60		1.59	1.60
Net investment income (loss)	0.69	(a)	0.26	(c)	0.09	(0.00	)(w)	0.44	1.08
Portfolio turnover	23	(n)	54		30	37		29	34
Net assets at end of period (000 omitted)	$313		$328		$484	$632		$712	$616

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 10/31/17 (unaudited)		Year ended
Class R2			4/30/17		4/30/16		4/30/15	4/30/14	4/30/13

Net asset value, beginning of period	$5.98		$6.00		$6.02		$6.06	$6.13	$6.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.05	(c)	$0.04		$0.04	$0.06	$0.10
Net realized and unrealized gain (loss)	(0.00	)(w)	(0.01)		(0.00	)(w)	(0.03)	(0.05)	0.04	(g)
Total from investment operations	$0.04		$0.04		$0.04		$0.01	$0.01	$0.14
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.06)		$(0.06)		$(0.05)	$(0.08)	$(0.13)
Net asset value, end of period (x)	$5.98		$5.98		$6.00		$6.02	$6.06	$6.13
Total return (%) (r)(s)(t)(x)	0.68	(n)	0.70	(c)	0.60		0.20	0.19	2.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.08	(c)	1.10		1.11	1.09	1.10
Expenses after expense reductions (f)	0.98	(a)	0.97	(c)	0.99		1.00	0.99	1.00
Net investment income (loss)	1.29	(a)	0.87	(c)	0.69		0.59	1.04	1.67
Portfolio turnover	23	(n)	54		30		37	29	34
Net assets at end of period (000 omitted)	$3,516		$3,504		$3,517		$3,955	$4,520	$4,189

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 10/31/17 (unaudited)		Year ended
Class R3			4/30/17		4/30/16	4/30/15	4/30/14	4/30/13

Net asset value, beginning of period	$5.99		$6.00		$6.03	$6.05	$6.12	$6.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.06	(c)	$0.05	$0.05	$0.07	$0.11
Net realized and unrealized gain (loss)	0.01		(0.00	)(w)	(0.02)	(0.01)	(0.05)	0.02
Total from investment operations	$0.05		$0.06		$0.03	$0.04	$0.02	$0.13
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.07)		$(0.06)	$(0.06)	$(0.09)	$(0.13)
Net asset value, end of period (x)	$5.99		$5.99		$6.00	$6.03	$6.05	$6.12
Total return (%) (r)(s)(t)(x)	0.76	(n)	1.02	(c)	0.58	0.68	0.34	2.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.83	(c)	0.85	0.86	0.84	0.85
Expenses after expense reductions (f)	0.83	(a)	0.82	(c)	0.84	0.85	0.84	0.85
Net investment income (loss)	1.44	(a)	1.01	(c)	0.84	0.76	1.19	1.81
Portfolio turnover	23	(n)	54		30	37	29	34
Net assets at end of period (000 omitted)	$2,639		$2,769		$3,288	$3,653	$8,528	$8,014

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 10/31/17 (unaudited)		Year ended
Class R4			4/30/17		4/30/16	4/30/15		4/30/14	4/30/13

Net asset value, beginning of period	$5.98		$6.00		$6.03	$6.06		$6.13	$6.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.08	(c)	$0.07	$0.05		$0.09	$0.13
Net realized and unrealized gain (loss)	(0.00	)(w)	(0.01)		(0.02)	(0.00	)(w)	(0.05)	0.02
Total from investment operations	$0.05		$0.07		$0.05	$0.05		$0.04	$0.15
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.09)		$(0.08)	$(0.08)		$(0.11)	$(0.15)
Net asset value, end of period (x)	$5.98		$5.98		$6.00	$6.03		$6.06	$6.13
Total return (%) (r)(s)(t)(x)	0.88	(n)	1.10	(c)	0.84	0.77		0.59	2.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.58	(c)	0.60	0.61		0.59	0.60
Expenses after expense reductions (f)	0.58	(a)	0.57	(c)	0.59	0.61		0.59	0.60
Net investment income (loss)	1.69	(a)	1.27	(c)	1.09	0.89		1.44	2.06
Portfolio turnover	23	(n)	54		30	37		29	34
Net assets at end of period (000 omitted)	$6,745		$6,516		$6,946	$7,234		$923	$904

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 10/31/17 (unaudited)		Year ended
Class R6			4/30/17		4/30/16	4/30/15	4/30/14	4/30/13 (i)

Net asset value, beginning of period	$5.97		$5.99		$6.01	$6.04	$6.11	$6.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.08	(c)	$0.07	$0.07	$0.09	$0.08
Net realized and unrealized gain (loss)	(0.00	)(w)	(0.01)		(0.01)	(0.02)	(0.05)	0.00	(w)
Total from investment operations	$0.05		$0.07		$0.06	$0.05	$0.04	$0.08
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.09)		$(0.08)	$(0.08)	$(0.11)	$(0.09)
Net asset value, end of period (x)	$5.97		$5.97		$5.99	$6.01	$6.04	$6.11
Total return (%) (r)(s)(t)(x)	0.92	(n)	1.17	(c)	1.08	0.85	0.66	1.39	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	(a)	0.51	(c)	0.52	0.52	0.52	0.53	(a)
Expenses after expense reductions (f)	0.50	(a)	0.50	(c)	0.51	0.51	0.52	0.53	(a)
Net investment income (loss)	1.77	(a)	1.34	(c)	1.17	1.08	1.50	1.99	(a)
Portfolio turnover	23	(n)	54		30	37	29	34
Net assets at end of period (000 omitted)	$536,928		$516,582		$520,011	$493,576	$442,446	$337,605

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 10/31/17 (unaudited)		Year ended
Class 529A			4/30/17		4/30/16	4/30/15	4/30/14	4/30/13

Net asset value, beginning of period	$5.98		$6.00		$6.03	$6.06	$6.13	$6.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.06	(c)	$0.05	$0.05	$0.08	$0.11
Net realized and unrealized gain (loss)	(0.00	)(w)	(0.01)		(0.01)	(0.02)	(0.06)	0.03	(g)
Total from investment operations	$0.05		$0.05		$0.04	$0.03	$0.02	$0.14
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.07)		$(0.07)	$(0.06)	$(0.09)	$(0.14)
Net asset value, end of period (x)	$5.98		$5.98		$6.00	$6.03	$6.06	$6.13
Total return (%) (r)(s)(t)(x)	0.78	(n)	0.90	(c)	0.63	0.56	0.39	2.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.92	(c)	0.95	0.96	0.94	0.95
Expenses after expense reductions (f)	0.77	(a)	0.76	(c)	0.79	0.80	0.78	0.80
Net investment income (loss)	1.50	(a)	1.08	(c)	0.90	0.79	1.24	1.85
Portfolio turnover	23	(n)	54		30	37	29	34
Net assets at end of period (000 omitted)	$95,518		$89,431		$55,996	$47,228	$41,642	$35,126

See Notes to Financial Statements

35

Financial Highlights – continued

	Six months ended 10/31/17 (unaudited)		Year ended
Class 529B			4/30/17		4/30/16	4/30/15	4/30/14	4/30/13

Net asset value, beginning of period	$5.96		$5.98		$6.00	$6.04	$6.10	$6.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.02	(c)	$0.01	$0.00 (w)	$0.03	$0.07
Net realized and unrealized gain (loss)	(0.00	)(w)	(0.01)		(0.01)	(0.02)	(0.04)	0.02
Total from investment operations	$0.02		$0.01		$0.00 (w)	$(0.02)	$(0.01)	$0.09
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.03)		$(0.02)	$(0.02)	$(0.05)	$(0.09)
Net asset value, end of period (x)	$5.96		$5.96		$5.98	$6.00	$6.04	$6.10
Total return (%) (r)(s)(t)(x)	0.40	(n)	0.13	(c)	0.03	(0.37)	(0.21)	1.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.68	(c)	1.70	1.71	1.69	1.70
Expenses after expense reductions (f)	1.53	(a)	1.52	(c)	1.55	1.56	1.54	1.56
Net investment income (loss)	0.74	(a)	0.33	(c)	0.14	0.04	0.49	1.12
Portfolio turnover	23	(n)	54		30	37	29	34
Net assets at end of period (000 omitted)	$4,174		$3,807		$2,354	$2,184	$1,912	$1,849

See Notes to Financial Statements

36

Financial Highlights – continued

	Six months ended 10/31/17 (unaudited)		Year ended
Class 529C			4/30/17		4/30/16		4/30/15		4/30/14	4/30/13

Net asset value, beginning of period	$5.98		$6.00		$6.02		$6.06		$6.13	$6.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.01	(c)	$0.00	(w)	$(0.00	)(w)	$0.02	$0.06
Net realized and unrealized gain (loss)	(0.00	)(w)	(0.01)		(0.00	)(w)	(0.03)		(0.05)	0.04	(g)
Total from investment operations	$0.02		$(0.00	)(w)	$(0.00	)(w)	$(0.03)		$(0.03)	$0.10
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.02)		$(0.02)		$(0.01)		$(0.04)	$(0.09)
Net asset value, end of period (x)	$5.98		$5.98		$6.00		$6.02		$6.06	$6.13
Total return (%) (r)(s)(t)(x)	0.36	(n)	0.05	(c)	(0.05)		(0.45)		(0.46)	1.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.67	(c)	1.70		1.71		1.69	1.70
Expenses after expense reductions (f)	1.62	(a)	1.61	(c)	1.63		1.65		1.63	1.65
Net investment income (loss)	0.65	(a)	0.23	(c)	0.05		(0.05)		0.40	1.01
Portfolio turnover	23	(n)	54		30		37		29	34
Net assets at end of period (000 omitted)	$47,066		$45,315		$29,824		$27,100		$24,133	$22,880

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, September 4, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

37

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contained amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The fund has adopted the Rule’s Regulation S-X amendments and believes that the fund’s financial statements are in compliance with those amendments.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of

38

Notes to Financial Statements (unaudited) – continued

financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the

39

Notes to Financial Statements (unaudited) – continued

fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$95,666,218	$—	$95,666,218
Non-U.S. Sovereign Debt	—	68,078,816	—	68,078,816
U.S. Corporate Bonds	—	559,036,258	—	559,036,258
Residential Mortgage-Backed Securities	—	21,409,638	—	21,409,638
Commercial Mortgage-Backed Securities	—	38,607,900	—	38,607,900
Asset-Backed Securities (including CDOs)	—	314,778,635	—	314,778,635
Foreign Bonds	—	314,234,484	—	314,234,484
Mutual Funds	39,408,727	—	—	39,408,727
Total	$39,408,727	$1,411,811,949	$—	$1,451,220,676

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting

40

Notes to Financial Statements (unaudited) – continued

transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. At October 31, 2017, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$158,311

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended October 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(299,635)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives or deposits with brokers for cleared derivatives, respectively. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

41

Notes to Financial Statements (unaudited) – continued

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized

42

Notes to Financial Statements (unaudited) – continued

gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

43

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2017, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/17
Ordinary income (including any short-term capital gains)	$19,164,833

44

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/17
Cost of investments	$1,456,868,128
Gross appreciation	4,753,592
Gross depreciation	(10,401,044)
Net unrealized appreciation (depreciation)	$(5,647,452)

As of 4/30/17
Undistributed ordinary income	1,919,255
Capital loss carryforwards	(48,096,609)
Other temporary differences	(1,757,133)
Net unrealized appreciation (depreciation)	(5,820,126)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”).As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2017, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
4/30/18	$(9,393,942)
4/30/19	(9,431,348)
Total	$(18,825,290)

Post-enactment losses which are characterized as follows:
Short-Term	$(1,284,181)
Long-Term	(27,987,138)
Total	$(29,271,319)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight

45

Notes to Financial Statements (unaudited) – continued

years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/17	Year ended 4/30/17
Class A	$4,095,966	$6,131,627
Class B	20,083	32,008
Class C	331,624	470,823
Class I	1,773,962	3,403,742
Class R1	1,219	1,643
Class R2	23,832	35,821
Class R3	20,305	34,638
Class R4	58,500	96,619
Class R6	4,818,167	7,836,782
Class 529A	701,589	949,323
Class 529B	14,979	15,653
Class 529C	163,461	156,154
Total	$12,023,687	$19,164,833

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months October 31, 2017, this management fee reduction amounted to $60,271, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2017, was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $27,379 and $30,357 for the six months ended October 31, 2017, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

46

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$642,809
Class B	0.75%	0.25%	1.00%	0.90%	23,801
Class C	0.75%	0.25%	1.00%	1.00%	444,687
Class R1	0.75%	0.25%	1.00%	1.00%	1,637
Class R2	0.25%	0.25%	0.50%	0.40%	8,869
Class R3	—	0.25%	0.25%	0.25%	3,398
Class 529A	—	0.25%	0.25%	0.15%	113,362
Class 529B	0.75%	0.25%	1.00%	0.90%	19,064
Class 529C	0.75%	0.25%	1.00%	0.99%	229,224
Total Distribution and Service Fees					$1,486,851

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2017 based on each class’s average daily net assets. 0.10% of the Class A and Class 529A service fee is currently being waived under a written waiver arrangement. For the six months ended October 31, 2017, this waiver amounted to $302,465 and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least August 31, 2018. For one year from the date of purchase of Class B and Class 529B shares, assets attributable to such Class B and Class 529B shares were subject to the 0.25% annual Class B and Class 529B service fee. On assets attributable to all other Class B and Class 529B shares, 0.15% of the Class B and Class 529B service fees were being paid by the fund and 0.10% of the Class B and Class 529B service fees were being waived under a written waiver agreement. This Class B and Class 529B agreement terminated on August 27, 2017. For the period May 1, 2017 through August 27, 2017, this waiver amounted to $2,076 and is included in the reduction of total expenses in the Statement of Operations. Effective August 28, 2017, MFD has agreed in writing to reduce the Class B and Class 529B service fee rate to 0.15% for all Class B and Class 529B shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2018. For the period August 28, 2017 to October 31, 2017, this waiver amounted to $1,985, and is included in the reduction of total expenses on the Statement of Operations. 0.10% of the Class R2 distribution fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2017, this waiver amounted to $1,774 and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2018. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2017, this rebate amounted to $3,502, $32, $169, $1,931, $96, and $1,585 for Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and

47

Notes to Financial Statements (unaudited) – continued

Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2017, were as follows:

Amount
Class A	$11,395
Class B	5,294
Class C	7,714
Class 529B	566
Class 529C	837
$25,806

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. Effective December 10, 2017, this waiver agreement will be terminated. For the six months ended October 31, 2017, this waiver amounted to $35,088 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended October 31, 2017 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. Effective December 11, 2017, the fund will enter into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the MFS Lifetime Income Fund for the six months ended October 31, 2017, were as follows:

	Fee	Waiver
Class 529A	$45,345	$22,673
Class 529B	1,906	953
Class 529C	22,922	11,462
Total Program Manager Fees and Waivers	$70,173	$35,088

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2017, the fee was $176,764, which equated to 0.0236% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers.

48

Notes to Financial Statements (unaudited) – continued

Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $429,660.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended October 31, 2017, these costs for the fund amounted to $120,065 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2017 was equivalent to an annual effective rate of 0.0167% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $267 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended October 31, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $2,658 at October 31, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended October 31, 2017, the fee paid by the fund

49

Notes to Financial Statements (unaudited) – continued

under this agreement was $1,368 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended October 31, 2017, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$42,212,830	$43,942,930
Investments (non-U.S. Government securities)	$286,595,176	$348,042,382

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/17		Year ended 4/30/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	33,491,075	$200,664,032	65,450,413	$391,609,380
Class B	45,937	274,554	343,827	2,057,377
Class C	995,560	5,960,031	5,030,462	30,129,857
Class I	10,680,983	63,732,607	33,940,663	202,351,855
Class R1	5,095	30,392	5,503	32,862
Class R2	101,480	607,496	207,012	1,239,100
Class R3	17,789	106,729	101,815	610,054
Class R4	108,000	647,049	151,806	909,691
Class R6	8,468,201	50,600,336	10,752,335	64,383,541
Class 529A	3,542,710	21,222,474	10,258,761	61,530,230
Class 529B	254,477	1,519,355	600,494	3,590,354
Class 529C	1,951,482	11,689,210	5,190,030	31,138,847
	59,662,789	$357,054,265	132,033,121	$789,583,148

50

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/17		Year ended 4/30/17
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	549,372	$3,292,354	827,589	$4,957,144
Class B	2,889	17,281	4,593	27,445
Class C	50,785	304,142	68,831	411,852
Class I	223,155	1,331,520	369,349	2,203,049
Class R1	204	1,219	275	1,643
Class R2	3,530	21,150	5,315	31,816
Class R3	3,385	20,299	5,768	34,590
Class R4	9,764	58,500	16,133	96,619
Class R6	775,777	4,640,404	1,268,844	7,584,064
Class 529A	116,547	698,306	157,673	943,859
Class 529B	2,492	14,880	2,607	15,546
Class 529C	27,088	162,301	26,000	155,547
	1,764,988	$10,562,356	2,752,977	$16,463,174

Shares reacquired
Class A	(34,758,031)	$(208,267,841)	(57,505,556)	$(344,084,864)
Class B	(193,656)	(1,157,903)	(545,608)	(3,257,526)
Class C	(3,752,565)	(22,471,330)	(8,953,078)	(53,562,504)
Class I	(25,975,284)	(155,038,932)	(28,434,559)	(169,473,278)
Class R1	(7,701)	(46,014)	(31,871)	(190,864)
Class R2	(102,726)	(615,520)	(213,311)	(1,276,063)
Class R3	(42,790)	(256,427)	(192,983)	(1,158,922)
Class R4	(78,973)	(473,056)	(237,267)	(1,420,790)
Class R6	(5,800,287)	(34,690,219)	(12,412,902)	(74,290,176)
Class 529A	(2,635,816)	(15,799,434)	(4,808,023)	(28,791,127)
Class 529B	(195,143)	(1,165,781)	(358,688)	(2,141,373)
Class 529C	(1,682,243)	(10,082,021)	(2,616,215)	(15,667,386)
	(75,225,215)	$(450,064,478)	(116,310,061)	$(695,314,873)

Net change
Class A	(717,584)	$(4,311,455)	8,772,446	$52,481,660
Class B	(144,830)	(866,068)	(197,188)	(1,172,704)
Class C	(2,706,220)	(16,207,157)	(3,853,785)	(23,020,795)
Class I	(15,071,146)	(89,974,805)	5,875,453	35,081,626
Class R1	(2,402)	(14,403)	(26,093)	(156,359)
Class R2	2,284	13,126	(984)	(5,147)
Class R3	(21,616)	(129,399)	(85,400)	(514,278)
Class R4	38,791	232,493	(69,328)	(414,480)
Class R6	3,443,691	20,550,521	(391,723)	(2,322,571)
Class 529A	1,023,441	6,121,346	5,608,411	33,682,962
Class 529B	61,826	368,454	244,413	1,464,527
Class 529C	296,327	1,769,490	2,599,815	15,627,008
	(13,797,438)	$(82,447,857)	18,476,037	$110,731,449

51

Notes to Financial Statements (unaudited) – continued

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 20%, 8%, and 4%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2017, the fund’s commitment fee and interest expense were $5,510 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		55,980,291	339,236,218	(355,807,782)	39,408,727

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,265	($4,963)	$—	$163,515	$39,408,727

52

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

53

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for each of the one- and five-year periods ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance, including the removal of a portfolio manager and the addition of two portfolio managers effective February 1, 2017. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the

54

Board Review of Investment Advisory Agreement – continued

Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median, and the Fund’s total expense ratio was lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account that the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also

55

Board Review of Investment Advisory Agreement – continued

considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

56

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

57

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

58

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

October 31, 2017

MFS® MUNICIPAL LIMITED MATURITY FUND

MTL-SEM

MFS® MUNICIPAL LIMITED MATURITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs in recent months although the U.S. Federal Reserve has continued to gradually hike interest rates and has begun to shrink its balance sheet. However, rates in most developed markets remain very low, with major central banks outside of the U.S. just now beginning to contemplate curbing accommodative monetary policies.

Globally, we’ve experienced a year-long synchronized upturn in economic growth. Despite better growth, there are few immediate signs of worrisome inflation amid muted wage gains around the world. Emerging market economies have been boosted in part by a weaker U.S. dollar and are recovering despite lingering concerns over the potential for restrictive U.S. trade policies. Commodity markets have recovered somewhat in response to solid global demand and robust global trade, though not enough to rekindle inflation fears.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

December 15, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten industries (i)
General Obligations – General Purpose	18.4%
Healthcare Revenue – Hospitals	10.5%
Water & Sewer Utility Revenue	7.0%
General Obligations – Schools	6.5%
Utilities – Municipal Owned	5.6%
Universities – Colleges	5.4%
Special Tax – Transportation	4.1%
Municipal Student Loans	4.0%
State & Local Agencies	3.7%
Healthcare Revenue – Long Term Care	3.4%

Composition including fixed income credit quality (a)(i)
AAA	5.9%
AA	28.1%
A	39.3%
BBB	20.0%
BB	1.1%
B	0.5%
CCC	0.2%
CC	0.6%
C (o)	0.0%
D	0.9%
Not Rated	1.5%
Cash & Cash Equivalents	1.9%

Portfolio facts (i)
Average Duration (d)	3.5
Average Effective Maturity (m)	4.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the

Portfolio Composition – continued

derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2017.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2017 through October 31, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2017 through October 31, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/17	Ending Account Value 10/31/17	Expenses Paid During Period (p) 5/01/17-10/31/17
A	Actual	0.69%	$1,000.00	$1,015.56	$3.51
	Hypothetical (h)	0.69%	$1,000.00	$1,021.73	$3.52
B	Actual	1.44%	$1,000.00	$1,011.75	$7.30
	Hypothetical (h)	1.44%	$1,000.00	$1,017.95	$7.32
C	Actual	1.54%	$1,000.00	$1,011.23	$7.81
	Hypothetical (h)	1.54%	$1,000.00	$1,017.44	$7.83
I	Actual	0.54%	$1,000.00	$1,016.33	$2.74
	Hypothetical (h)	0.54%	$1,000.00	$1,022.48	$2.75
R6	Actual (i)	0.45%	$1,000.00	$996.45	$0.75
	Hypothetical (h)	0.45%	$1,000.00	$1,022.94	$2.29

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, September 1, 2017, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 61/365 (to reflect the period from the commencement of the class’s investment operations, September 1, 2017, through October 31, 2017). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended October 31, 2017. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

10/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.7%
Issuer	Shares/Par	Value ($)
Alabama - 0.7%
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 5%, 6/01/2018	$2,335,000	$2,384,222
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/2018	1,000,000	1,023,900
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/2019	1,615,000	1,696,606
Alabama State Industrial Development Authority, Solid Water Disposal Rev. (Pine City Fiber Company Project), 6.45%, 12/01/2023	250,000	250,683
Auburn University, General Fee Rev., “A”, 5%, 6/01/2021	2,170,000	2,447,543
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,336,837
Phenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	2,225,000	2,626,523

		$11,766,314
Alaska - 0.4%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2021	$1,400,000	$1,523,158
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2022	1,200,000	1,327,416
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 1/01/2021	4,000,000	4,421,800

		$7,272,374
Arizona - 1.4%
Arizona Health Facilities Authority Rev. (Phoenix Children’s Hospital), “A-1”, FLR, 2.77% (MUNIPSA + 1.85%), 2/01/2048 (Put Date 2/05/2020)	$3,000,000	$3,052,500
Chandler, AZ, 5%, 7/01/2022 (Prerefunded 7/01/2018)	1,000,000	1,025,310
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2026	3,000,000	3,640,410
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 7/01/2021	1,260,000	1,447,753
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 3%, 7/01/2020	775,000	777,154
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 4%, 7/01/2025	1,240,000	1,274,584
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies), “A”, 2.95%, 7/01/2026	3,480,000	3,411,931

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 3%, 7/01/2020	$410,000	$409,155
Salt River, AZ, Agricultural Improvement & Power District, “A” , 5%, 1/01/2025	3,800,000	4,608,108
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/2018	525,000	538,829
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 2.125%, 6/01/2027 (Put Date 6/01/2018)	3,000,000	3,008,880
Yavapai County, AZ, Industrial Development Authority Rev.
(Waste Management, Inc.), “A-2”, 1.6%, 3/01/2028 (Put Date 3/01/2018)	1,280,000	1,280,486

		$24,475,100
Arkansas - 0.7%
Arkansas Development Finance Authority Hospital Rev.
(Washington Regional Medical Center), “B”, 5%, 2/01/2020	$355,000	$381,799
Arkansas Development Finance Authority Hospital Rev.
(Washington Regional Medical Center), “B”, 5%, 2/01/2021	465,000	513,495
Arkansas Development Finance Authority Hospital Rev.
(Washington Regional Medical Center), “B”, 5%, 2/01/2022	380,000	428,473
Arkansas Four-Lane Highway Construction & Improvement
Rev., 5%, 6/15/2021	5,000,000	5,646,250
Independence County, AR, Pollution Control Rev. (Entergy
Arkansas, Inc. Project), 2.375%, 1/01/2021	3,250,000	3,336,515
Pulaski County, AR, Public Facilities Board, Healthcare Rev.
(Baptist Health), 5%, 12/01/2022	300,000	347,334
Pulaski County, AR, Public Facilities Board, Healthcare Rev.
(Baptist Health), 5%, 12/01/2023	1,665,000	1,958,406

		$12,612,272
California - 5.7%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 5/01/2018	$3,510,000	$3,580,691
California Department of Water Resources, Power Supply Rev., “M”, 4%, 5/01/2019	3,000,000	3,132,960
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2019	1,000,000	1,054,410
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2020	1,250,000	1,360,788
California Educational Facilities Authority Rev. (University of Redlands), “A”, 4%, 10/01/2018	400,000	410,444
California Educational Facilities Authority Rev. (University of San Francisco), 5%, 10/01/2021	500,000	569,135

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “C”, 5%, 7/01/2043 (Put Date 10/15/2019)	$2,750,000	$2,951,850
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “D”, 5%, 7/01/2043 (Put Date 10/15/2020)	2,400,000	2,647,464
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2018	235,000	242,156
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,314,936
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,171,300
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “B”, 5.25%, 6/01/2023 (Put Date 12/01/2017)	135,000	135,429
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “C”, 5.25%, 6/01/2023 (Put Date 12/01/2017)	3,045,000	3,054,683
California Public Finance Authority, University Housing Rev. (NCCD Claremont Properties LLC, Claremont Colleges Project), “A”, 5%, 7/01/2027	750,000	853,403
California Public Finance Authority, University Housing Rev. (NCCD Claremont Properties LLC, Claremont Colleges Project), “A”, 5%, 7/01/2032	700,000	770,441
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2017	415,000	415,000
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2024	350,000	400,495
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2025	365,000	420,279
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2026	300,000	339,927
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2021	750,000	796,710
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2022	1,120,000	1,197,571
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2023	1,245,000	1,338,923
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 3%, 11/01/2022	310,000	310,636
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 3.5%, 11/01/2027	1,335,000	1,339,646

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/2021	$570,000	$570,804
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “A”, 1.65%, 7/01/2018	3,500,000	3,501,645
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 4%, 9/01/2018	400,000	409,292
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2022	450,000	521,069
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/2019	475,000	507,129
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/2020	550,000	606,848
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/2018	235,000	238,022
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/2019	565,000	584,707
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2021	310,000	341,037
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2020	930,000	1,024,674
Los Angeles County, CA, Public Works Financing Authority Lease Rev. (Multiple Capital Projects II), 5%, 8/01/2018	500,000	515,185
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2022	1,865,000	2,159,539
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2023	1,865,000	2,202,938
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 10/01/2020	5,000,000	5,553,050
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B” , 5%, 5/15/2026	1,350,000	1,641,532
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 7/01/2019	1,000,000	1,065,660
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 1/01/2018	310,000	311,990
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/2018	2,450,000	2,465,974
Los Angeles, CA, Regional Airports Improvement Corp.,
Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/2019	2,575,000	2,592,252
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/2020	2,705,000	2,723,123
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2021	750,000	847,613
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), “A”, AGM, 5%, 9/01/2024	4,000,000	4,782,240

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/2018	$1,210,000	$1,236,777
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/2019	1,300,000	1,353,885
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/2020	1,750,000	1,938,265
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2020	750,000	826,350
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2021	1,200,000	1,361,376
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	1,100,000	1,303,225
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2020	500,000	548,550
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.875%, 4/01/2047 (Put Date 4/01/2019)	3,090,000	3,107,211
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025 (Prerefunded 5/03/2021)	285,000	322,250
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025	715,000	805,162
San Pablo, CA, Redevelopment Agency Rev., “A”, AGM, 5%, 6/15/2020	1,000,000	1,095,510
San Ramon CA, Public Financing Authority, “A”, AMBAC, 0%, 2/01/2026	1,690,000	1,327,394
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, BAM, 5%, 9/01/2018	600,000	619,440
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, BAM, 5%, 9/01/2019	625,000	668,456
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, BAM, 5%, 9/01/2020	985,000	1,087,105
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, BAM, 5%, 9/01/2021	1,350,000	1,531,696
State of California, 5%, 8/01/2026	3,490,000	4,313,640
State of California, “B”, FLR, 1.625% (LIBOR-1mo. + 0.76%), 12/01/2031 (Put Date 12/01/2021)	5,000,000	5,074,700
University of California, “AK”, 5%, 5/15/2048 (Put Date 5/15/2023)	5,000,000	5,920,500

		$99,417,092
Colorado - 2.0%
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	$2,165,000	$2,297,303
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 3%, 1/15/2018	100,000	100,479
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 4%, 1/15/2019	155,000	160,316

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 7/15/2022	$1,460,000	$1,508,925
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2018	300,000	303,861
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2020	310,000	324,716
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2022	545,000	584,807
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2021	55,000	61,137
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2021	1,160,000	1,289,433
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2022	1,750,000	1,974,420
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/2018	2,120,000	2,185,296
Colorado Springs, CO, Utility Rev., “A”, VRDN, 0.92%, 11/01/2037	3,250,000	3,250,000
Denver, CO, City & County Airport Systems Rev., “A”, 4%, 11/15/2017	1,250,000	1,251,362
Denver, CO, City & County Airport Systems Rev., “A”, NATL, 5%, 11/15/2030	6,280,000	6,301,415
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/2018	300,000	311,796
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/2019	445,000	477,974
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 9/01/2021 (Prerefunded 9/01/2019)	1,500,000	1,632,525
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2024	1,500,000	1,764,255
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,366,960
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2021	1,640,000	1,827,075
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2023	1,000,000	1,148,100
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2025	500,000	584,955
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2026	1,300,000	1,532,453
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2027	1,270,000	1,495,971

		$34,735,534

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - 1.5%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut State University), “N”, 5%, 11/01/2024	$1,930,000	$2,202,941
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2023	2,800,000	3,143,868
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2024	1,840,000	2,082,070
Connecticut Health & Educational Facilities Authority Rev. (Quinnipiac University), “M”, AGM, 5%, 7/01/2019	2,350,000	2,494,220
Hartford County, CT, Metroplitan District, “C”, AGM, 5%, 11/01/2020	1,830,000	2,010,822
Hartford County, CT, Metroplitan District, “C”, AGM, 5%, 11/01/2021	3,775,000	4,243,553
Hartford County, CT, Metroplitan District, “C”, AGM, 5%, 11/01/2023	3,000,000	3,498,870
Hartford County, CT, Metroplitan District, “C”, AGM, 5%, 11/01/2024	5,600,000	6,568,128

		$26,244,472
Delaware - 0.0%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4%, 9/01/2024	$215,000	$225,739
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	480,000	480,447

		$706,186
District of Columbia - 0.1%
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	$45,000	$44,752
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2026	1,045,000	1,274,890

		$1,319,642
Florida - 2.7%
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.375%, 5/01/2021	$1,005,000	$1,051,803
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.6%, 5/01/2022	1,040,000	1,105,697
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.75%, 5/01/2023	1,080,000	1,163,905
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/2022	80,000	80,204
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2020	370,000	401,183

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	$535,000	$625,581
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	615,000	727,084
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2019	4,000,000	4,230,760
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	1,435,000	1,571,210
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2021	1,300,000	1,444,885
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2022	600,000	681,654
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/2019	2,365,000	2,529,864
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/2020	1,330,000	1,467,030
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2020	300,000	327,681
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2021	200,000	223,318
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	462,752
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2018	2,000,000	2,068,840
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2019	1,875,000	1,999,069
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	380,000	429,362
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 4%, 8/01/2018	1,600,000	1,634,416
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2020	1,730,000	1,889,385
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2021	1,825,000	2,037,065
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2022	1,810,000	2,053,807
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2025	800,000	962,792
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2026	1,100,000	1,336,148
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2020	600,000	655,392
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2021	1,200,000	1,339,872
South Florida, Water Management District, COP, 5%, 10/01/2024	2,000,000	2,375,660
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 8/15/2021	290,000	290,966

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2018	$200,000	$204,940
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2019	500,000	529,320
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2020	3,000,000	3,282,030
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2021	1,000,000	1,119,990
West Palm Beach, FL, Utility System Rev., “C”, VRDN, 0.95%, 10/01/2038	4,775,000	4,775,000

		$47,078,665
Georgia - 2.8%
Atlanta, GA, Airport Passenger Facility Charge Rev., “B”, 5%, 1/01/2018	$2,000,000	$2,012,800
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2018	700,000	704,480
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2020	400,000	432,188
Atlanta, GA, Tax Allocation Rev. (Eastside Project), 5%, 1/01/2026	575,000	681,007
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Company Plant Vogtle Project), 1.85%, 12/01/2049 (Put Date 8/22/2019)	7,500,000	7,481,475
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 10/01/2021	1,000,000	1,135,400
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 10/01/2019	5,000,000	5,348,550
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2021	5,030,000	5,604,979
Gainesville, GA, Hall County Hospital Authority (Northeast Georgia Health System, Inc.), “B”, FLR, 1.87% (MUNIPSA + 0.95%), 8/15/2035 (Put Date 2/18/2020)	2,500,000	2,493,525
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B-2”, 3.5%, 6/01/2039	4,005,000	4,214,582
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	8,670,000	9,752,883
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 10/01/2021	1,750,000	1,976,975
Glynn-Brunswick Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2023	1,750,000	2,035,513
Main Street National Gas, Inc. (Gas Project Rev.), “A”, 5%, 3/15/2019	2,500,000	2,621,625
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.05%, 7/01/2049 (Put Date 11/19/2021)	2,750,000	2,745,737

		$49,241,719

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - 0.4%
Guam Government Business Privilege Tax Rev., “A”, 5%, 1/01/2027	$3,185,000	$3,412,887
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/2017	1,080,000	1,081,318
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2017	350,000	351,018
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2018	750,000	778,102
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2021	1,500,000	1,679,385

		$7,302,710
Hawaii - 0.3%
State of Hawaii, “FH”, 5%, 10/01/2025	$5,000,000	$6,121,450

Illinois - 13.9%
Chicago, IL, “A”, 5%, 1/01/2022	$1,000,000	$1,084,220
Chicago, IL, “A”, AGM, 5%, 1/01/2022	25,000	25,101
Chicago, IL, “A”, AGM, 5%, 1/01/2022	400,000	401,112
Chicago, IL, “A”, AGM, 5%, 1/01/2023	10,000	10,029
Chicago, IL, “A”, AGM, 5%, 1/01/2023	250,000	250,695
Chicago, IL, “A”, AGM, 5%, 1/01/2024	15,000	15,060
Chicago, IL, “A”, AGM, 5%, 1/01/2026	20,000	20,037
Chicago, IL, “A”, AGM, 5%, 1/01/2027	150,000	150,360
Chicago, IL, “A”, AGM, 5%, 1/01/2028	3,430,000	3,625,784
Chicago, IL, “A”, AMBAC, 5%, 1/01/2024	4,500,000	4,516,335
Chicago, IL, “A”, ASSD GTY, 5.25%, 1/01/2025	2,000,000	2,012,820
Chicago, IL, “C”, NATL, 5%, 1/01/2023	270,000	271,463
Chicago, IL, (Modern Schools Across Chicago Program), “A”, AMBAC, 5%, 1/01/2022	3,900,000	3,914,157
Chicago, IL, (Modern Schools Across Chicago Program), “A”, AMBAC, 5%, 12/01/2024	1,685,000	1,691,117
Chicago, IL, (Modern Schools Across Chicago Program), “D”, AMBAC, 5%, 12/01/2022	2,730,000	2,739,910
Chicago, IL, (Modern Schools Across Chicago Program), “G”, AMBAC, 5%, 12/01/2023	415,000	416,506
Chicago, IL, (Modern Schools Across Chicago Program), “H”, AMBAC, 5%, 12/01/2020	1,165,000	1,169,229
Chicago, IL, (Modern Schools Across Chicago Program), “H”, AMBAC, 5%, 12/01/2021	2,000,000	2,007,220
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	3,875,000	4,353,136
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	5,425,000	6,094,391
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	785,000	674,111

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	$675,000	$556,504
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	4,435,000	2,810,326
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2019	550,000	521,862
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	360,000	309,146
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	8,170,000	6,735,757
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	1,925,000	1,355,527
Chicago, IL, Board of Education, “A”, NATL, 5%, 12/01/2017	3,645,000	3,682,070
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2027	1,755,000	1,759,616
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/2020	2,275,000	2,285,169
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/2021	1,060,000	1,064,547
Chicago, IL, Board of Education, “C”, ASSD GTY, 5.25%, 12/01/2025	4,140,000	4,296,740
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2019	1,600,000	1,607,152
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2021	2,855,000	2,867,762
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2023	675,000	678,017
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2026	6,640,000	4,974,024
Chicago, IL, General Obligation, “A”, AMBAC, 5.5%, 12/01/2019	200,000	210,154
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, “A”, NATL, 0%, 6/15/2024	7,075,000	5,775,323
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2023	820,000	940,097
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	5,890,400
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2021	3,375,000	3,691,305
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2022	4,250,000	4,734,330
Chicago, IL, Transit Authority Refunding Rev., 5%, 6/01/2026	2,500,000	2,939,825
Chicago, IL, Wastewater Transmission Rev., Second Lien, “A”, AGM, 5%, 1/01/2027	1,500,000	1,778,370
Chicago, IL, Wastewater Transmission Rev., Second Lien, “B”, AGM, 5%, 1/01/2027	2,000,000	2,371,160
Chicago, IL, Water Rev., AGM, 5%, 11/01/2027	4,160,000	4,865,411

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
City of Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2024	$1,180,000	$1,274,294
City of Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2025	1,230,000	1,320,393
Cook County, IL, “C”, AGM, 5%, 11/15/2025	10,000,000	11,145,200
Illinois Finance Authority Rev. (DePaul University), 5%, 10/01/2020	3,330,000	3,657,039
Illinois Finance Authority Rev. (DePaul University), ETM, 5%, 10/01/2020	5,000	5,527
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2023	400,000	448,480
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2024	350,000	396,788
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2025	825,000	943,396
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 3.2%, 5/15/2018	1,405,000	1,414,695
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/2023	1,000,000	1,058,500
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2025	5,000,000	5,839,500
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2026	2,700,000	3,150,333
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 2.215% (70% of LIBOR 1-Mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	700,000	704,312
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2022	4,380,000	4,848,572
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2023	3,900,000	4,383,951
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), AGM, 5%, 5/15/2024 (Prerefunded 5/15/2018)	325,000	331,861
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), AGM, 5%, 5/15/2024 (Prerefunded 5/15/2018)	4,675,000	4,773,689
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 4/01/2019	570,000	586,410
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 8/15/2021 (Prerefunded 8/15/2019)	830,000	894,674
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2021	1,000,000	1,099,240
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2025	750,000	875,468
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2026	750,000	883,305

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2027	$1,000,000	$1,186,420
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/2018	1,200,000	1,207,896
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/2019	1,000,000	1,044,610
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/2023	1,605,000	1,815,367
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/2024	7,190,000	7,604,791
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	1,135,000	1,278,941
Illinois Sports Facilities Authority, AMBAC, 5.5%, 6/15/2030	705,000	706,551
Illinois Toll Highway Authority Rev., “B”, 5%, 12/01/2018	6,000,000	6,245,340
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, ETM, 0%, 1/01/2021	3,230,000	3,083,746
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, Unrefunded, 0%, 1/01/2021	4,215,000	3,967,706
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 4%, 12/01/2018	465,000	476,904
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 4%, 12/01/2020	785,000	834,251
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 5%, 12/01/2028	450,000	510,116
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 5%, 12/01/2029	465,000	522,539
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), NATL, 5.5%, 6/15/2029	2,935,000	3,485,782
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place) Capital Appreciation, NATL, 0%, 6/15/2018	7,395,000	7,291,396
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 10/01/2018	620,000	626,597
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 10/01/2020	500,000	523,670
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2019	475,000	502,355
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2020	520,000	563,321
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2022	500,000	561,880
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2025	1,000,000	1,172,400
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,548,400
State of Illinois, 5%, 1/01/2022	500,000	521,635
State of Illinois, 5%, 1/01/2024	3,000,000	3,112,530
State of Illinois, AGM, 5%, 2/01/2027	910,000	1,035,398
State of Illinois, BAM, 5%, 8/01/2021	8,870,000	9,669,808
State of Illinois, NATL, 5%, 4/01/2021	2,145,000	2,150,899

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
State of Illinois, NATL, 6%, 11/01/2026	$2,565,000	$2,968,654
State of Illinois, “A”, 5%, 11/01/2018	8,815,000	9,101,928
State of Illinois, “A”, 4%, 1/01/2025	1,775,000	1,810,429
State of Illinois, “C”, 5%, 11/01/2029	7,515,000	8,186,465
Will County, IL, Forest Preservation District, 5%, 12/15/2019	1,250,000	1,348,000

		$242,845,739
Indiana - 1.3%
Ball State University Board of Trustees (Student Fee), “R”, 5%, 7/01/2024	$1,000,000	$1,191,770
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/2021	1,000,000	1,128,200
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2/01/2022	1,000,000	1,121,980
Indiana Finance Authority, Wastewater Utility Rev. (CWA Authority Project), “A”, 5%, 10/01/2019	335,000	358,879
Indiana Finance Authority, Water Utility Rev. (Citizens Energy Group Project), “B”, 2.95%, 10/01/2022	5,000,000	5,258,350
Indiana Health Facility Financing Authority Rev. (Ascension Health Subordinate Credit Group), “A-8”, 1.25%, 11/01/2027 (Put Date 5/01/2020)	1,890,000	1,878,584
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 4%, 4/01/2018	515,000	518,507
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 3%, 4/01/2019	525,000	528,980
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2020	1,690,000	1,786,702
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 3/01/2019	3,000,000	3,076,980
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/2024	1,500,000	1,677,375
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 3/01/2046 (Put Date 3/01/2023)	3,000,000	3,451,200

		$21,977,507
Iowa - 0.3%
Iowa Higher Education Loan Authority Rev., Private College Facilities (Grinnell College Project), 5%, 12/01/2025	$400,000	$494,500
Iowa Higher Education Loan Authority Rev., Private College Facilities (Grinnell College Project), 5%, 12/01/2026	425,000	532,389

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - continued
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	$1,010,000	$1,044,512
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	2,725,000	2,832,610

		$4,904,011
Kansas - 0.3%
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2021	$1,200,000	$1,324,212
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2022	1,200,000	1,348,404
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2024	1,300,000	1,501,162
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2019	1,000,000	1,069,150

		$5,242,928
Kentucky - 1.3%
City of Owensboro, KY, Electric Light and Power System Rev., 4%, 1/01/2026	$2,100,000	$2,352,672
City of Owensboro, KY, Electric Light and Power System Rev., 4%, 1/01/2027	1,250,000	1,399,425
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2025	1,750,000	1,995,840
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	2,282,700
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	3,007,489
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 8/15/2018	1,000,000	1,026,750
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 2.5%, 5/15/2022	2,520,000	2,520,781
Kentucky Higher Education Student Loan Corp. Rev., “A”, 3%, 6/01/2029	3,070,000	3,122,129
Kentucky Property & Buildings Commission Rev. (Project
Number 100), “A”, 5%, 8/01/2020	5,000,000	5,460,650

		$23,168,436
Louisiana - 0.8%
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2021	$1,460,000	$1,639,098
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,165,000	1,339,261

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Gas & Fuels Tax Rev., “A-1”, 5%, 5/01/2018	$2,525,000	$2,574,844
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/2023	2,160,000	2,442,312
New Orleans, LA, Water Rev., 5%, 12/01/2019	700,000	750,295
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	4,335,000	4,598,481

		$13,344,291
Maine - 0.4%
Portland, ME, General Airport Rev., 4%, 7/01/2018	$440,000	$447,528
Portland, ME, General Airport Rev., 4%, 7/01/2020	200,000	211,982
State of Maine, “B”, 5%, 6/01/2020	5,000,000	5,485,350

		$6,144,860
Maryland - 1.5%
Baltimore, MD, Convention Center Hotel Refunding Rev., 5%, 9/01/2024	$850,000	$998,384
Baltimore, MD, Convention Center Hotel Refunding Rev., 5%, 9/01/2026	2,000,000	2,390,420
Howard County, MD, Special Obligation Bonds (Downtown Columbia Project), “A”, 4%, 2/15/2028	500,000	515,645
Maryland Department of Housing & Community Development, “D”, 4%, 9/01/2036	3,190,000	3,354,285
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	2,710,000	2,734,336
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2024	1,350,000	1,518,345
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,804,816
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	734,513
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “C-3”, 2.5%, 11/01/2024	630,000	630,907
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/2022	1,000,000	1,164,680
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/2021	5,500,000	6,217,860
Washington Suburban Sanitary District, MD, General Obligation Multi-Modal Bond Anticipation Notes, “A”, VRDN, 0.9%, 6/01/2023	3,900,000	3,900,000

		$25,964,191

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - 3.9%
Commonwealth of Massachusetts Consolidated Loan, “D”, FLR, 1.35% (MUNIPSA + 0.43%), 1/01/2018	$1,500,000	$1,499,985
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 8/01/2021	6,185,000	7,009,522
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 7/01/2028	2,950,000	3,718,446
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “A-2”, VRDN, 0.91%, 1/01/2037	10,000,000	10,000,000
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2021	585,000	648,981
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2022	585,000	664,800
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2023	440,000	508,653
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2024	1,065,000	1,249,383
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	60,000	62,961
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	145,000	165,380
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2018	1,485,000	1,536,723
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2019	1,605,000	1,720,640
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2025	1,500,000	1,771,485
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	2,081,345
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,383,280
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2024	1,000,000	1,163,890
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	220,000	234,876
Massachusetts Educational Financing Authority Education Loan Rev., “A”, 5%, 1/01/2021	5,500,000	6,001,490
Massachusetts Educational Financing Authority Rev., “J”, 4.75%, 7/01/2019	1,235,000	1,301,529
Massachusetts Educational Financing Authority Rev., “J”, 5%, 7/01/2020	4,400,000	4,772,900
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/2018	1,085,000	1,111,583

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	$5,510,000	$5,398,974
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 3.625%, 7/01/2032	3,585,000	3,588,836
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 8/15/2022	8,405,000	9,779,638

		$68,375,300
Michigan - 2.5%
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “B”, NATL, 5.25%, 7/01/2022	$3,000,000	$3,010,230
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	563,630
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	675,000	707,812
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/2020	9,000,000	9,572,400
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C”, 5%, 7/01/2026	1,000,000	1,150,020
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/2019	1,000,000	1,055,420
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/2020	1,500,000	1,641,000
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/2021	1,000,000	1,124,380
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “D-1”, 5%, 7/01/2021	400,000	444,728
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/2020	1,500,000	1,642,755
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/2021	3,500,000	3,929,730
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	1,000,000	1,103,430
Regents of the University of Michigan General Rev., “A”, 5%, 4/01/2023	3,000,000	3,533,730
Regents of the University of Michigan General Rev., “A”, 5%, 4/01/2024	3,250,000	3,903,445
Regents of the University of Michigan General Rev., “A”, 5%, 4/01/2025	5,000,000	6,105,750
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/2021	2,460,000	2,774,413

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
State of Michigan, 5%, 11/15/2018	$1,000,000	$1,039,960
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	299,465
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	423,045
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/2023	400,000	473,404

		$44,498,747
Minnesota - 1.3%
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2025	$250,000	$302,790
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2026	200,000	245,150
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2020	1,750,000	1,884,173
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2021	2,000,000	2,211,540
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 3/01/2019	9,215,000	9,690,770
State of Minnesota, “B”, 5%, 8/01/2021	5,000,000	5,668,500
State of Minnesota, “H”, 5%, 11/01/2017	2,600,000	2,600,000

		$22,602,923
Mississippi - 1.6%
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2018	$400,000	$408,184
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2020	625,000	660,988
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2019	700,000	727,727
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2024	2,065,000	2,356,867
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	3,590,000	4,128,572
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2026	2,485,000	2,875,990
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	1,395,000	1,592,699
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/2021	1,685,000	1,867,081
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, AGM, 5%, 3/01/2023	1,000,000	1,148,220

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	$7,000,000	$7,886,690
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-2”, 1.55%, 9/01/2022 (Put Date 1/09/18)	3,100,000	3,098,636
State of Mississippi, “B”, 5%, 12/01/2025	415,000	508,852

		$27,260,506
Missouri - 0.7%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	$435,000	$452,931
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 4%, 10/01/2018	675,000	691,686
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2025	215,000	248,415
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 4%, 2/01/2020	535,000	562,371
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2021	565,000	621,573
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2022	550,000	618,282
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/2018	400,000	407,572
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/2019	450,000	474,818
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/2040	1,005,000	1,063,873
St. Louis County, MO, Industrial Development Authority Rev., (Friendship Village Sunset Hills), “B”, 2.85%, 9/01/2018	1,500,000	1,509,075
University of Missouri Curators Facilities Rev, “A”, 5%, 11/01/2019	5,000,000	5,376,950

		$12,027,546
Nebraska - 0.4%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.1), “A”, 5.25%, 12/01/2018	$2,345,000	$2,446,632
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/2020	1,710,000	1,882,231
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/2021	2,000,000	2,261,980
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	700,000	712,005

		$7,302,848

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nevada - 0.3%
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 12/01/2026 (Put Date 6/01/2018)	$1,950,000	$1,994,811
Nevada Unemployment Compensation Rev., 5%, 12/01/2017	2,500,000	2,508,125

		$4,502,936
New Hampshire - 0.3%
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	$4,405,000	$4,878,626

New Jersey - 6.7%
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2024	$345,000	$398,037
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2027	200,000	237,166
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2025	1,205,000	1,398,282
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2026	900,000	1,050,669
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2025	795,000	971,562
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2026	600,000	743,460
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2018	1,000,000	1,026,870
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2020	1,000,000	1,066,980
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2021	2,465,000	2,671,641
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2024	1,000,000	1,145,750
New Jersey Economic Development Authority Rev., 5%, 6/15/2018	4,000,000	4,081,400
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	95,000	102,149
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	560,000	610,154
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	640,000	707,885
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/2020	500,000	539,520

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2021	$300,000	$327,258
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/2021	425,000	468,550
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2025	1,610,000	1,820,797
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2026	2,000,000	2,278,940
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2027	1,500,000	1,715,310
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2028	3,000,000	3,396,180
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	495,000	514,003
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	1,115,000	1,097,272
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	5,500,000	6,548,850
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	4,000,000	4,714,440
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	975,000	978,929
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2023	1,615,000	1,886,368
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2024	2,150,000	2,546,051
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,686,846
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	2,540,000	2,532,024
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1B”, 2.95%, 12/01/2028	8,270,000	8,368,826
New Jersey Higher Education Student Assistance Authority, Student Loan Rev., “1A”, 2.75%, 12/01/2027	4,600,000	4,383,800
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2019	2,000,000	2,003,040
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	10,770,000	10,958,260
New Jersey Transportation Trust Fund Authority, “B”, AMBAC, 5.5%, 9/01/2026	1,985,000	2,357,227
New Jersey Transportation Trust Fund Authority, “D”, 5%, 12/15/2018	2,500,000	2,585,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2030	$6,415,000	$6,551,575
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2031	5,135,000	5,242,116
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-2”, 5%, 6/15/2020	5,000,000	5,372,850
New Jersey Transportation Trust Fund Authority, Transportation Systems, “B”, NATL, 5.5%, 12/15/2020	1,910,000	2,106,272
New Jersey Transportation Trust Fund Authority, Transportation Systems, “B”, NATL, 5.5%, 12/15/2021	5,000,000	5,646,300
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	1,440,000	1,683,461
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	2,184,980
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	2,056,355
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 6/01/2018	2,250,000	2,286,315
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, ETM, 5%, 6/01/2019	3,580,000	3,785,349

		$116,835,169
New Mexico - 0.7%
New Mexico Finance Authority State Transportation Rev., 5%, 6/15/2018	$2,000,000	$2,048,500
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/2039 (Put Date 8/01/2019)	9,315,000	9,860,021

		$11,908,521
New York - 6.4%
Build NYC Resource Corp., Solid Waste Disposal Rev. (Pratt Paper New York, Inc. Project), 3.75%, 1/01/2020	$975,000	$993,866
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 6/01/2022	1,140,000	1,268,866
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 4%, 7/01/2018	800,000	813,688
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2020	1,000,000	1,087,750
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2021	200,000	220,196
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2022	250,000	280,387

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Counties Tobacco Trust VI, “C”, 2.45%, 6/01/2042	$1,240,000	$1,196,488
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), LOC, 6.25%, 8/15/2022	1,000,000	1,004,910
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2023	1,300,000	1,468,935
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2025	2,400,000	2,758,824
New York Dormitory Authority Rev. (Pace University), “A”, ETM, 4%, 5/01/2018	55,000	55,800
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/2018	1,000,000	1,025,510
New York Dormitory Authority Rev., Unrefunded Balance, (Pace University), “A”, 4%, 5/01/2018	1,945,000	1,967,154
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.375%, 12/01/2027 (Put Date 5/01/2020)	10,000,000	10,226,100
New York Environmental Facilities Corp. Rev., “C”, 5%, 5/15/2020	3,395,000	3,719,868
New York Environmental Facilities Corp. Rev., “C”, ETM, 5%, 11/15/2020	5,000	5,554
New York Environmental Facilities Corp. Rev., Unrefunded Balance, “C”, 5%, 11/15/2020	2,820,000	3,137,645
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5%, 5/01/2019	2,675,000	2,825,388
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 4/01/2019	1,350,000	1,424,628
New York, NY, “A-4”, VRDN, 0.93%, 8/01/2038	8,000,000	8,000,000
New York, NY, “G-3”, VRDN, 0.93%, 4/01/2042	15,000,000	15,000,000
New York, NY, “G-4”, VRDN, 0.93%, 4/01/2042	6,000,000	6,000,000
New York, NY, “I”, VRDN, 5%, 8/01/2022	7,500,000	8,668,500
New York, NY, “J-4”, FLR, 1.47% (MUNIPSA + 0.55%), 8/01/2025	1,035,000	1,034,689
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/2018	3,250,000	3,334,662
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/2019	1,250,000	1,328,425
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-B”, 1.2%, 11/01/2017	1,040,000	1,040,000
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “BB-1”, VRDN, 0.87%, 6/15/2036	15,000,000	15,000,000
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 5/01/2018	250,000	254,218
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), “A”, ETM, 5%, 7/01/2019	250,000	260,545
Port Authority of NY & NJ, (170th Series), 5%, 12/01/2017	1,440,000	1,444,507

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Port Authority of NY & NJ, (170th Series), 5%, 12/01/2019	$1,410,000	$1,518,246
Suffolk County, NY, “B”, AGM, 5%, 10/15/2025	7,000,000	8,513,890
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2025	1,000,000	1,165,640
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	2,000,000	2,345,160
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,772,820

		$112,162,859
North Carolina - 1.0%
Charlotte, NC, COP (Convention Facility Project), “A”, 5%, 12/01/2020	$4,100,000	$4,555,264
Durham County, NC, 5%, 4/01/2019	1,000,000	1,054,850
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project), “A”, ASSD GTY, 5%, 6/01/2022	665,000	747,241
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project), “A”, ASSD GTY, 5%, 6/01/2023	325,000	369,791
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project), “A”, ASSD GTY, 5%, 6/01/2024	700,000	807,863
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev. , AGM, 5%, 1/01/2026	1,500,000	1,801,080
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev. , AGM, 5%, 1/01/2027	4,000,000	4,828,880
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2020	500,000	554,090
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2025	645,000	771,162
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,209,040

		$16,699,261
North Dakota - 0.1%
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, ETM, 3%, 7/01/2018	$1,180,000	$1,194,703

Ohio - 2.2%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	$3,775,000	$3,533,287
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,492,650
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 5/15/2021 (Prerefunded 11/15/2020)	375,000	414,401

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2021 (Prerefunded 11/15/2020)	$385,000	$425,452
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2022 (Prerefunded 11/15/2020)	405,000	447,553
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 5/15/2018	335,000	338,139
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 5/15/2019	345,000	353,732
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 11/15/2019	300,000	309,786
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 5/15/2020	360,000	383,148
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 11/15/2020	365,000	392,547
Columbus, OH, 5%, 7/01/2022	2,350,000	2,726,023
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5%, 2/15/2026	2,000,000	2,271,020
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5%, 2/15/2027	2,150,000	2,451,236
Ohio Higher Education, “C”, 5%, 8/01/2021	8,000,000	9,063,280
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2023	625,000	713,063
Ohio Hospital Refunding Rev. (Cleveland Clinic Health System Obligated Group), “A”, 5%, 1/01/2027	4,250,000	5,222,060
Ohio Hospital Refunding Rev. (Cleveland Clinic Health System Obligated Group), “A”, 5%, 1/01/2028	3,000,000	3,721,980
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2021	1,000,000	1,124,370
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2022	775,000	886,058
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 6/01/2020	2,000,000	2,206,280

		$38,476,065
Oklahoma - 0.3%
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2020	$1,500,000	$1,629,195
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2021	700,000	778,099
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2022	600,000	678,120

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - continued
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 10/01/2022	$1,000,000	$1,075,770
Tulsa, OK, Industrial Authority, Senior Living Community Rev.
(Montereau, Inc.), 5%, 11/15/2025	800,000	921,512
Tulsa, OK, Industrial Authority, Senior Living Community Rev.
(Montereau, Inc.), 5%, 11/15/2026	500,000	577,775

		$5,660,471
Oregon - 1.2%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4%, 5/01/2021	$350,000	$373,163
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2023	500,000	570,450
Lake Oswego, OR, 4%, 6/01/2019	1,195,000	1,249,528
Lake Oswego, OR, 4%, 6/01/2020	1,830,000	1,959,802
Lake Oswego, OR, 4%, 6/01/2021	2,330,000	2,548,507
Oregon Health & Science University Rev., “A”, 5%, 7/01/2018	785,000	805,394
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2024	1,500,000	1,772,220
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2025	1,000,000	1,191,790
Portland, OR, Sewer System Rev. , “A”, 5%, 3/01/2018	5,000,000	5,065,250
State of Oregon, “A”, 5%, 5/01/2025	2,000,000	2,442,280
State of Oregon, “A”, 5%, 5/01/2026	2,000,000	2,473,780
Washington County, OR, School District, AGM, 5.25%, 6/15/2018	1,000,000	1,025,220

		$21,477,384
Pennsylvania - 6.7%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 3/01/2026	$525,000	$626,619
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A1”, FLR, 1.598% (LIBOR-3mo. + 0.72%), 2/01/2021	1,290,000	1,294,773
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2022	1,000,000	1,088,830
Beaver County, PA, Industrial Development Authority, Pollution Control Rev. (Duquesne Light Co.), “C”, 4.75%, 8/01/2033 (Put Date 5/01/2018)	2,000,000	2,031,380
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2025	1,250,000	1,485,212
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2027	1,500,000	1,809,270
Bethlehem Area School District, PA, (Northampton and Lehigh Counties), “A”, AGM, 5%, 2/01/2025	4,575,000	5,448,916

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/2017	$1,000,000	$1,001,390
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/2018	1,000,000	1,039,110
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/2019	500,000	536,320
Cambria County, PA, ETM, BAM, 4%, 8/01/2019	900,000	944,226
Cambria County, PA, Unrefunded Balance, BAM, 4%, 8/01/2019	1,445,000	1,498,653
Capital Region, PA, Water Rev., “A”, BAM, 5%, 7/15/2024	750,000	891,495
Capital Region, PA, Water Rev., “A”, BAM, 5%, 7/15/2029	450,000	533,228
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2025	9,000,000	10,840,410
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2026	6,035,000	7,313,877
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	585,000	642,880
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,025,000	1,146,801
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	730,000	829,623
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes, Inc.), “C”, 4%, 12/01/2026	1,400,000	1,457,162
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2019	445,000	465,337
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2020	500,000	535,730
Delaware County, PA, Authority Rev. (Elwyn Inc.), 4%, 6/01/2018	1,795,000	1,797,531
East Hempfield, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2025	500,000	594,965
East Hempfield, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2023	300,000	350,907
East Hempfield, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2024	600,000	710,016
Lancaster County School District, PA, “B”, AGM, 5%, 6/01/2025	2,000,000	2,392,080
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2021	300,000	338,349
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2022	320,000	368,563
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	700,000	826,966
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	312,019
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2021	1,295,000	1,181,532
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2022	1,345,000	1,189,074
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2023	1,060,000	904,827

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Luzerne County, PA, “A”, AGM, 5%, 12/15/2019	$305,000	$325,478
Luzerne County, PA, “A”, AGM, 5%, 11/15/2020	1,355,000	1,477,926
Luzerne County, PA, “A”, AGM, 5%, 11/15/2021	3,000,000	3,336,180
Luzerne County, PA, “A”, AGM, 5%, 12/15/2021	445,000	495,663
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	400,000	457,384
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	410,000	473,279
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	370,000	432,830
Luzerne County, PA, “A”, AGM, 5%, 12/15/2029	655,000	762,983
Luzerne County, PA, “B”, AGM, 5%, 5/15/2020	2,200,000	2,370,346
Luzerne County, PA, “B”, AGM, 5%, 5/15/2021	2,055,000	2,262,966
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 1/01/2023 (Prerefunded 1/01/2022)	1,225,000	1,403,825
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2021	2,000,000	2,164,460
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2022	3,485,000	3,828,935
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	880,000	887,902
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.2%, 8/01/2045 (Put Date 2/01/2018)	4,490,000	4,490,000
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 1.7%, 8/01/2037 (Put Date 8/03/2020)	2,000,000	1,998,380
Pennsylvania Economic Development Financing Authority Rev., Solid Waste Refunding (Republic Services, Inc. Project), “A”, 1.2%, 4/01/2019 (Put Date 1/02/2018)	2,225,000	2,224,733
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 3%, 11/01/2018	265,000	269,635
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 5%, 11/01/2019	1,325,000	1,414,013
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), ETM, 5%, 7/01/2018	1,005,000	1,031,110
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	5,675,000	6,748,313
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2025	800,000	961,888
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2026	1,155,000	1,398,740

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2027	$1,750,000	$2,131,395
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	5,829,600
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/2022	1,510,000	1,739,807
Southcentral, PA, General Authority Hospital Rev. (Hanover Hospital, Inc.), 5%, 12/01/2018	1,330,000	1,374,888
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2024	1,250,000	1,430,912
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2025	1,000,000	1,154,300
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2027	1,000,000	1,160,480
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2020	855,000	917,962
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2022	930,000	1,031,723
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2025	1,605,000	1,816,218
York County, PA, School of Technology Authority Lease Rev., “A”, BAM, 5%, 2/15/2025	850,000	1,011,279
York County, PA, School of Technology Authority Lease Rev., “A”, BAM, 5%, 2/15/2026	1,000,000	1,179,030

		$116,422,634
Puerto Rico - 5.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$1,135,000	$1,141,742
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	1,830,000	1,899,211
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AGM, 5.25%, 7/01/2022	4,070,000	4,401,095
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2018	550,000	556,056
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2030	2,535,000	2,847,996
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2020	3,880,000	4,116,176
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2023	500,000	550,130
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2024	740,000	756,620
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2025	1,740,000	1,937,420
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2018	70,000	68,174

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2019	$350,000	$324,916
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2020	610,000	537,288
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	580,000	595,991
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	8,220,000	8,528,168
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	8,765,000	9,132,604
Commonwealth of Puerto Rico, Public Improvement, “A”, AMBAC, 5.5%, 7/01/2019	1,265,000	1,294,765
Commonwealth of Puerto Rico, Public Improvement, “A”, ASSD GTY, 5.5%, 7/01/2029	1,355,000	1,515,378
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	200,000	201,860
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	2,000,000	2,034,320
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	335,000	335,074
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	1,365,000	1,441,522
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	3,930,000	3,930,865
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2018	1,005,000	1,015,291
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2019	5,115,000	5,216,942
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	40,000	40,999
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	1,095,000	1,129,142
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2023	435,000	443,491
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	110,000	109,102
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2025	115,000	112,271
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	280,000	280,482
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2023	370,000	370,015
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2024	705,000	699,247
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	1,625,000	1,628,526

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2020	$345,000	$345,707
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2023	860,000	860,034
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2024	530,000	525,675
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	25,000	24,000
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	260,000	263,234
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2023	1,075,000	1,086,567
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	1,310,000	1,321,908
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4%, 7/01/2018	1,300,000	1,304,862
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	100,000	100,699
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	6,490,000	6,619,346
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	195,000	193,284
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2026	420,000	410,344
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University Project), 5%, 3/01/2021	35,000	35,092
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University Project), 5.375%, 12/01/2021	245,000	245,632
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2018	220,000	220,684
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	110,000	108,316
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	380,000	382,911

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	$295,000	$296,502
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	90,000	87,899
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	390,000	377,274
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2018	310,000	313,915
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2023	3,950,000	4,099,389
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	4,870,000	5,034,022
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	2,270,000	2,315,218
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	1,510,000	1,530,189
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027 Puerto Rico Public Buildings Authority Government Facilities	135,000	135,722
Rev., “M-3”, NATL, 6%, 7/01/2027	390,000	396,692
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	6,390,000	6,466,488
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	3,210,000	3,406,580
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	245,000	244,836

		$97,945,900
Rhode Island - 1.5%
Providence, RI, “A”, 4%, 7/15/2019	$400,000	$415,024
Providence, RI, “A”, 5%, 1/15/2020	1,625,000	1,735,305
Providence, RI, “A”, 5%, 1/15/2021	1,000,000	1,093,570
Rhode Island Health & Educational Building Corp. Rev., “A”, (Providence Public Building Authority), 5%, 5/15/2019	2,000,000	2,097,760
Rhode Island Health & Educational Building Corp. Rev., “A”, (Providence Public Building Authority), 5%, 5/15/2021	2,240,000	2,493,456
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5%, 5/15/2026	5,000,000	5,825,850
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2021	880,000	976,008

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2022	$550,000	$619,685
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.8%, 12/01/2031	1,510,000	1,563,379
Rhode Island Student Loan Program Authority Rev., “A”, 2.125%, 12/01/2018	3,200,000	3,213,792
Rhode Island Student Loan Program Authority Rev., “A”, 2.5%, 12/01/2019	4,590,000	4,645,906
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/2020	2,000,000	2,176,480

		$26,856,215
South Carolina - 0.9%
Berkeley County, SC, School District Rev., 5%, 12/01/2017	$500,000	$501,645
Berkeley County, SC, School District Rev., 5%, 12/01/2018	630,000	656,662
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/2022	3,095,000	3,621,150
Piedmont, SC, Municipal Power Agency Electric Rev., “A-2”, 5%, 1/01/2018	750,000	754,785
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,545,000	4,897,737
Richland County, SC, School District No. 1, 4%, 3/01/2019	1,270,000	1,317,473
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2023	1,300,000	1,523,041
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2024	1,000,000	1,177,620
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,772,805

		$16,222,918
Tennessee - 1.7%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2018	$5,120,000	$5,303,399
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/2018	1,000,000	1,009,730
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/2019	920,000	964,077
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2021	720,000	805,154
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2023	850,000	964,325
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2024	750,000	861,420
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2025	1,350,000	1,565,190
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 5/15/2021	7,500,000	8,464,350

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Shelby County, TN, Public Improvement & School, “B”, 5%, 4/01/2018	$1,100,000	$1,118,073
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 4%, 5/01/2048 (Put Date 5/01/2023)	7,500,000	8,197,800
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	1,000,000	1,067,440

		$30,320,958
Texas - 5.4%
Alamo, TX, Regional Mobility Authority Vehicle Registration Fee
Rev., 5%, 6/15/2025	$1,000,000	$1,214,960
Arlington, TX, Independent School District Rev., “A”, Texas PSF, 5%, 2/15/2019	1,275,000	1,337,641
Austin, TX, Convention Enterprises, Inc. Convention Center Refunding Rev., “A”, 5%, 1/01/2025	1,740,000	2,046,101
Austin, TX, Convention Enterprises, Inc. Convention Center Refunding Rev., “B”, 5%, 1/01/2024	1,200,000	1,375,512
Brownsville, TX, Independent School District, “A”, Texas PSF, 5%, 2/15/2021	6,595,000	7,381,915
Clifton, TX, Higher Education Finance Corp., Education Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	2,390,000	2,452,881
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 11/01/2018	5,415,000	5,563,209
Dallas, TX, Independent School District, Texas PSF, 5.25%, 2/15/2018	795,000	804,588
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 4%, 9/01/2020	650,000	681,557
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/2023	525,000	583,732
Fort Bend, TX, Independent School District, Unlimited Tax Refunding Bonds, “E”, Texas PSF, 5%, 2/15/2025	2,230,000	2,699,928
Fort Bend, TX, Independent School District, Unlimited Tax Refunding Bonds, “E”, Texas PSF, 5%, 2/15/2026	7,685,000	9,417,430
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2/15/2020	2,940,000	3,193,222
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/2018	430,000	437,654
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/2019 (Prerefunded 11/15/2018)	600,000	624,168
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, ETM, 5%, 11/15/2018	470,000	488,932

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/2020	$575,000	$630,378
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/2021	1,000,000	1,118,240
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2020	1,000,000	1,091,590
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	475,000	503,106
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	1,010,000	1,105,081
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	705,000	755,732
Houston, TX, Higher Education Finance Corp. Refunding Rev. (Kipp, Inc.), “A”, Texas PSF, 4%, 2/15/2020	880,000	932,518
Houston, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, Texas PSF, 4%, 2/15/2019	840,000	869,476
Klein, TX, Independent School District, Texas PSF, 5%, 8/01/2021 (Prerefunded 8/01/2018)	895,000	921,438
Klein, TX, Independent School District, Texas PSF, 5%, 8/01/2021	105,000	108,173
Lone Star College System, TX, “A”, 5%, 8/15/2018	4,250,000	4,382,387
Matagorda County, TX, Navigation District 1, Pollution Control Rev. (Central Power & Light Co. Project), 1.75%, 5/01/2030 (Put Date 9/01/2020)	6,750,000	6,714,765
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2026	3,125,000	3,450,031
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 1.1%, 1/01/2020 (Put Date 1/02/2018)	5,185,000	5,184,378
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living- The Langford Project), “B-1”, 3.25%, 11/15/2022	55,000	54,120
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living- The Langford Project), “B-2”, 3%, 11/15/2021	30,000	29,618
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 1.25%, 11/01/2018	200,000	199,790
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2018	100,000	101,064
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2019	300,000	310,236

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2021	$400,000	$426,132
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5%, 6/01/2024	1,915,000	2,285,782
Regents of the University of North Texas Rev. Financing System, “A”, 5%, 4/15/2026	1,000,000	1,220,060
Tarrant County, TX, 5%, 7/15/2018	2,770,000	2,846,951
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/2022	1,160,000	1,335,090
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, ETM, 5%, 8/15/2018	500,000	515,335
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Foundation, Inc.), ETM, 5.75%, 11/15/2019	430,000	448,232
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2019	1,260,000	1,331,933
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2020	785,000	847,282
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2021	1,390,000	1,525,970
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2022	1,460,000	1,625,111
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/2020	275,000	275,030
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), “B-3”, 3.875%, 11/15/2022	80,000	80,076
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), “A”, 5%, 2/15/2026	1,750,000	2,126,845
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Rev. (Barton Creek Senior Living Center, Inc. Querencia Project), 5%, 11/15/2025	1,675,000	1,892,197
Tarrant County, TX, Cultural Education Facilities, Finance Corp. Rev. (Trinity Terrace Project), “A-2”, 2.5%, 12/01/2018	3,325,000	3,328,192

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Technical College System Rev., AGM, 5%, 10/15/2024	$1,425,000	$1,691,019
Texas Technical College System Rev., AGM, 5%, 10/15/2025	1,550,000	1,860,031

		$94,426,819
U.S. Virgin Islands - 0.9%
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2023	$1,500,000	$1,669,155
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2024	1,500,000	1,680,225
Virgin Islands Public Finance Authority Rev., Senior Lien, “B”, AGM, 5%, 10/01/2025	3,625,000	3,809,259
Virgin Islands Public Finance Authority Rev., Senior Lien, “A”, AGM, 5%, 10/01/2025	3,595,000	3,819,939
Virgin Islands Public Finance Authority Rev., Senior Lien, “B”, AGM, 5%, 10/01/2019	5,000,000	5,237,800

		$16,216,378
Utah - 0.7%
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 7/01/2022	$750,000	$769,230
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2025	1,990,000	2,385,592
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	1,200,000	1,456,308
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2027	2,000,000	2,451,860
Utah Board of Regents Student Loan Rev., “EE-2”, 5%, 11/01/2017	5,000,000	5,000,000

		$12,062,990
Vermont - 0.4%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$2,050,000	$2,253,401
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2019	100,000	105,881
State of Vermont, Student Assistance Corp. Education Loan
Rev., “A”, 5%, 6/15/2023	1,000,000	1,129,160
State of Vermont, Student Assistance Corp. Education Loan
Rev., “A”, 5%, 6/15/2024	850,000	971,074
State of Vermont, Student Assistance Corp. Education Loan
Rev., “A”, 5%, 6/15/2025	875,000	1,004,937
State of Vermont, Student Assistance Corp. Education Loan
Rev., “A”, 5%, 6/15/2026	2,100,000	2,427,201

		$7,891,654

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - 1.6%
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., 5%, 9/15/2018	$500,000	$517,085
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., A“, 5%, 3/15/2018	6,825,000	6,925,055
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/2020	2,175,000	2,379,689
Portsmouth, VA, Refunding and Public Improvement, ”A“, 5%, 2/01/2021	1,375,000	1,539,491
Virginia Public Building Authority, Public Facilities Rev., ”B“, 5%, 8/01/2024	10,000,000	12,031,400
Virginia Public School Authority, ”C“, 5%, 8/01/2018	1,000,000	1,029,310
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2020	1,150,000	1,259,837
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2021	1,000,000	1,121,200
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2022	750,000	856,680
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), ”C“, 7.25%, 7/01/2019	420,000	447,602

		$28,107,349
Washington - 1.7%
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2018	$1,400,000	$1,434,580
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2019	2,025,000	2,146,520
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2020	2,230,000	2,428,738
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2021	2,455,000	2,741,548
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2022	2,000,000	2,282,140
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2023	1,500,000	1,739,790
Pierce County, WA, ”A“, 5%, 7/01/2022	3,290,000	3,781,131
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2019	700,000	738,570
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2020	1,175,000	1,277,765
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2022	1,740,000	1,968,184
Seattle, WA, Municipal Light & Power Rev., ”B“, 5%, 2/01/2018	4,000,000	4,039,240
Washington Health Care Facilities Authority Rev. (Providence Health & Services), ”B“, 5%, 10/01/2042 (Put Date 10/01/2021)	1,000,000	1,129,740
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 5%, 7/01/2020	1,175,000	1,274,264

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), ”B-3“, 4.375%, 1/01/2021	$680,000	$680,272
Yakima County, WA, ”A“, AGM, 4%, 12/01/2017	2,300,000	2,305,543

		$29,968,025
Wisconsin - 1.5%
Wisconsin Health & Educational Facilities Authority Rev.
(Ascension Health Alliance Senior Credit Group), ”B“, 5%, 11/15/2043 (Put Date 6/01/2021)	$5,000,000	$5,621,000
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), ”A“, 5%, 7/15/2022	6,000,000	6,687,240
Wisconsin Health & Educational Facilities Authority Rev. (Unity Point Health Facilities), ”A“, 5%, 12/01/2020	800,000	885,840
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dreams at Meadowlands Project), ”A“, 6.25%, 8/01/2027	2,780,000	2,944,020
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dreams at Meadowlands Project), ”A“, 5%, 12/01/2027	5,000,000	5,441,600
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), ”B-2“, 3.5%, 11/15/2023	295,000	300,042
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), ”B-3“, 3%, 11/15/2022	405,000	409,394
Wisconsin Public Finance Authority, Airport Facilities Rev.
(Transportation Infrastructure Properties LLC), ”B“, 5%, 7/01/2022	3,045,000	3,285,159

		$25,574,295
Total Municipal Bonds (Identified Cost, $1,659,207,606)		$1,689,765,493

Other Municipal Bonds - 0.2%
Multi-Family Housing Revenue - 0.2%
Freddie Mac, 1.6% to 6/15/2022, FLR to 8/15/2051 (Identified Cost, $4,000,000)	4,000,000	$3,926,680

Investment Companies (h) - 3.2%
Money Market Funds - 3.2%
MFS Institutional Money Market Portfolio, 1.13% (v) (Identified Cost, $56,886,122)	56,886,538	$56,886,538

Other Assets, Less Liabilities - (0.1)%		(2,576,358)
Net Assets - 100.0%		$1,748,002,353

Portfolio of Investments (unaudited) – continued

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $56,886,538 and $1,693,692,173, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
GNMA	Government National Mortgage Assn.
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $1,663,207,606)	$1,693,692,173
Investments in affiliated issuers, at value (identified cost, $56,886,122)	56,886,538
Receivables for
Investments sold	11,862,788
Fund shares sold	5,080,262
Interest	20,793,488
Other assets	14
Total assets	$1,788,315,263
Liabilities
Payables for
Distributions	$449,961
Investments purchased	36,015,488
Fund shares reacquired	3,197,925
Payable to affiliates
Investment adviser	38,912
Shareholder servicing costs	512,649
Distribution and service fees	12,171
Payable for independent Trustees’ compensation	1,592
Accrued expenses and other liabilities	84,212
Total liabilities	$40,312,910
Net assets	$1,748,002,353
Net assets consist of
Paid-in capital	$1,725,297,860
Unrealized appreciation (depreciation)	30,484,983
Accumulated net realized gain (loss)	(6,924,880)
Accumulated distributions in excess of net investment income	(855,610)
Net assets	$1,748,002,353
Shares of beneficial interest outstanding	214,709,391

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$677,207,863	83,143,186	$8.15
Class B	1,237,873	152,149	8.14
Class C	119,438,511	14,655,306	8.15
Class I	950,068,268	116,752,622	8.14
Class R6	49,838	6,128	8.13

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.65 [100 / 94.25 x $8.15]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$23,230,546
Dividends from affiliated issuers	199,981
Total investment income	$23,430,527
Expenses
Management fee	$3,409,024
Distribution and service fees	1,456,942
Shareholder servicing costs	769,099
Administrative services fee	141,592
Independent Trustees’ compensation	20,491
Custodian fee	109,710
Shareholder communications	30,060
Audit and tax fees	27,058
Legal fees	10,058
Miscellaneous	119,231
Total expenses	$6,093,265
Fees paid indirectly	(612)
Reduction of expenses by investment adviser and distributor	(402,780)
Net expenses	$5,689,873
Net investment income (loss)	$17,740,654
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2,162,755
Affiliated issuers	3,739
Net realized gain (loss)	$2,166,494
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$5,341,487
Affiliated issuers	(353)
Net unrealized gain (loss)	$5,341,134
Net realized and unrealized gain (loss)	$7,507,628
Change in net assets from operations	$25,248,282
See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations,

any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/17 (unaudited)	Year ended 4/30/17
From operations
Net investment income (loss)	$17,740,654	$31,288,084
Net realized gain (loss)	2,166,494	(4,299,515)
Net unrealized gain (loss)	5,341,134	(20,423,494)
Change in net assets from operations	$25,248,282	$6,565,075
Distributions declared to shareholders
From net investment income	$(17,932,930)	$(30,938,335)
Change in net assets from fund share transactions	$87,172,561	$180,922,419
Total change in net assets	$94,487,913	$156,549,159
Net assets
At beginning of period	1,653,514,440	1,496,965,281
At end of period (including accumulated distributions in excess of net investment income of $855,610 and $663,334, respectively)	$1,748,002,353	$1,653,514,440

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/17 (unaudited)		Year ended
Class A			4/30/17		4/30/16	4/30/15	4/30/14	4/30/13

Net asset value, beginning of period	$8.11		$8.23		$8.16	$8.13	$8.28	$8.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.16	(c)	$0.15	$0.13	$0.14	$0.17
Net realized and unrealized gain (loss)	0.05		(0.12)		0.06	0.03	(0.15)	0.03
Total from investment operations	$0.13		$0.04		$0.21	$0.16	$(0.01)	$0.20
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.16)		$(0.14)	$(0.13)	$(0.14)	$(0.15)
Net asset value, end of period (x)	$8.15		$8.11		$8.23	$8.16	$8.13	$8.28
Total return (%) (r)(s)(t)(x)	1.56	(n)	0.47	(c)	2.63	1.94	(0.13)	2.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.80	(c)	0.80	0.80	0.79	0.81
Expenses after expense reductions (f)	0.69	(a)	0.69	(c)	0.69	0.69	0.69	0.70
Net investment income (loss)	2.06	(a)	1.95	(c)	1.82	1.63	1.75	2.00
Portfolio turnover	14	(n)	27		24	15	34	11
Net assets at end of period (000 omitted)	$677,208		$647,875		$703,594	$677,065	$685,309	$737,158

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/17 (unaudited)		Year ended
Class B			4/30/17		4/30/16	4/30/15	4/30/14	4/30/13

Net asset value, beginning of period	$8.10		$8.22		$8.15	$8.12	$8.27	$8.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.10	(c)	$0.09	$0.07	$0.08	$0.11
Net realized and unrealized gain (loss)	0.05		(0.12)		0.06	0.03	(0.15)	0.03
Total from investment operations	$0.10		$(0.02)		$0.15	$0.10	$(0.07)	$0.14
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.10)		$(0.08)	$(0.07)	$(0.08)	$(0.09)
Net asset value, end of period (x)	$8.14		$8.10		$8.22	$8.15	$8.12	$8.27
Total return (%) (r)(s)(t)(x)	1.17	(n)	(0.28	)(c)	1.87	1.18	(0.86)	1.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.55	(c)	1.55	1.55	1.55	1.55
Expenses after expense reductions (f)	1.44	(a)	1.44	(c)	1.45	1.45	1.44	1.45
Net investment income (loss)	1.32	(a)	1.21	(c)	1.08	0.88	1.01	1.29
Portfolio turnover	14	(n)	27		24	15	34	11
Net assets at end of period (000 omitted)	$1,238		$1,367		$1,945	$1,708	$1,972	$1,394

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/17 (unaudited)		Year ended
Class C			4/30/17		4/30/16	4/30/15	4/30/14	4/30/13

Net asset value, beginning of period	$8.11		$8.24		$8.16	$8.13	$8.28	$8.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.09	(c)	$0.08	$0.06	$0.07	$0.10
Net realized and unrealized gain (loss)	0.04		(0.13)		0.07	0.03	(0.15)	0.02	(g)
Total from investment operations	$0.09		$(0.04)		$0.15	$0.09	$(0.08)	$0.12
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.09)		$(0.07)	$(0.06)	$(0.07)	$(0.08)
Net asset value, end of period (x)	$8.15		$8.11		$8.24	$8.16	$8.13	$8.28
Total return (%) (r)(s)(t)(x)	1.12	(n)	(0.50	)(c)	1.88	1.08	(0.97)	1.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.55	(c)	1.55	1.55	1.54	1.55
Expenses after expense reductions (f)	1.54	(a)	1.54	(c)	1.54	1.54	1.54	1.55
Net investment income (loss)	1.22	(a)	1.11	(c)	0.97	0.78	0.91	1.16
Portfolio turnover	14	(n)	27		24	15	34	11
Net assets at end of period (000 omitted)	$119,439		$128,146		$139,554	$140,213	$148,207	$183,295
See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/17 (unaudited)		Year ended
Class I			4/30/17		4/30/16	4/30/15	4/30/14	4/30/13

Net asset value, beginning of period	$8.10		$8.22		$8.15	$8.12	$8.27	$8.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.17	(c)	$0.16	$0.14	$0.15	$0.18
Net realized and unrealized gain (loss)	0.04		(0.12)		0.06	0.03	(0.15)	0.03
Total from investment operations	$0.13		$0.05		$0.22	$0.17	$0.00	$0.21
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.17)		$(0.15)	$(0.14)	$(0.15)	$(0.17)
Net asset value, end of period (x)	$8.14		$8.10		$8.22	$8.15	$8.12	$8.27
Total return (%) (r)(s)(t)(x)	1.63	(n)	0.61	(c)	2.79	2.10	0.02	2.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.55	(c)	0.55	0.55	0.54	0.56
Expenses after expense reductions (f)	0.54	(a)	0.54	(c)	0.54	0.54	0.54	0.55
Net investment income (loss)	2.21	(a)	2.11	(c)	1.96	1.77	1.88	2.14
Portfolio turnover	14	(n)	27		24	15	34	11
Net assets at end of period (000 omitted)	$950,068		$876,126		$651,872	$807,983	$678,857	$371,184

See Notes to Financial Statements

Financial Highlights – continued

Class R6	Year ended 10/31/17 (i)
Net asset value, beginning of period	$8.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03
Net realized and unrealized gain (loss)	(0.06)
Total from investment operations	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.03)
Net asset value, end of period (x)	$8.13
Total return (%) (r)(s)(t)(x)	(0.35	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.46	(a)
Expenses after expense reductions (f)	0.45	(a)
Net investment income (loss)	2.20	(a)
Portfolio turnover	14	(n)
Net assets at end of period (000 omitted)	$50

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, September 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, and political or economic developments in the region where the instrument is issued. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contained amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The fund has adopted the Rule’s Regulation S-X amendments and believes that the fund’s financial statements are in compliance with those amendments.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable

Notes to Financial Statements (unaudited) – continued

debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other

Notes to Financial Statements (unaudited) – continued

market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,693,692,173	$—	$1,693,692,173
Mutual Funds	56,886,538	—	—	56,886,538
Total	$56,886,538	$1,693,692,173	$—	$1,750,578,711

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized

Notes to Financial Statements (unaudited) – continued

gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2017, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/17
Ordinary income (including any short-term capital gains)	$10,677
Tax-exempt income	30,927,658
Total distributions	$30,938,335

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/17
Cost of investments	$1,716,683,102
Gross appreciation	36,891,306
Gross depreciation	(2,995,697)
Net unrealized appreciation (depreciation)	$33,895,609

As of 4/30/17
Undistributed ordinary income	67,058
Undistributed tax-exempt income	2,093,582
Capital loss carryforwards	(12,890,127)
Other temporary differences	(2,823,974)
Net unrealized appreciation (depreciation)	28,942,602

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2017, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
4/30/18	$(126,716)

Post-enactment losses which are characterized as follows:
Short-Term	$(12,763,411)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

Notes to Financial Statements (unaudited) – continued

shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/17 (i)	Year ended 4/30/17
Class A	$6,930,716	$13,676,488
Class B	8,922	20,262
Class C	768,628	1,490,183
Class I	10,224,475	15,751,402
Class R6	189	—
Total	$17,932,930	$30,938,335

(i)	For Class R6, the period is from the class inception, September 1, 2017, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2017, this management fee reduction amounted to $68,614, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2017 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

For the period May 1, 2017 through August 27, 2017, the investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, excluding management fee, distribution and service fee, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that fund operating expenses did not exceed 0.15% annually of the fund’s average daily net assets. This written agreement was terminated on August 27, 2017. For the period May 1, 2017 through August 27, 2017, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Effective August 28, 2017, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R6
0.69%	1.44%	1.54%	0.54%	0.46%

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2018. For the period August 28, 2017 through October 31, 2017, the fund’s actual operating expenses did not exceed the limit and therefore, the investment advisor did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $34,749 for the six months ended October 31, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$830,610
Class B	0.75%	0.25%	1.00%	0.90%	6,648
Class C	0.75%	0.25%	1.00%	1.00%	619,684
Total Distribution and Service Fees					$1,456,942

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2017 based on each class’s average daily net assets. 0.10% of the Class A service fee is currently being waived under a written waiver arrangement. For the six months ended October 31, 2017, this waiver amounted to $332,241 and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2018. For one year from the date of purchase of Class B shares, assets attributable to such Class B shares were subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, 0.15% of the Class B service fee was paid by the fund and 0.10% of the Class B service fee was being waived under a written waiver agreement. This agreement terminated on August 27, 2017. For the period May 1, 2017 through August 27, 2017, this waiver amounted to $374 and is included in the reduction of total expenses in the Statement of Operations. Effective August 28, 2017, MFD has agreed in writing to reduce the Class B service fee rate to 0.15% for all Class B shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2018. For the period August 28, 2017 to October 31, 2017, this waiver amounted to $276, and is included in the reduction of total expenses on the Statement of Operations. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25%

Notes to Financial Statements (unaudited) – continued

service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2017, this rebate amounted to $1,269 and $6 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2017, were as follows:

Amount
Class A	$27,504
Class B	213
Class C	5,746

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2017, the fee was $33,905, which equated to 0.0040% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $735,194.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2017 was equivalent to an annual effective rate of 0.0166% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $74 and is included in “Independent Trustees’ compensation” in

Notes to Financial Statements (unaudited) – continued

the Statement of Operations for the six months ended October 31, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $1,580 at October 31, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended October 31, 2017, the fee paid by the fund under this agreement was $1,491 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On October 31, 2017, MFS purchased 6,105 shares of Class R6 for an aggregate amount of $50,000 as an initial investment in the class.

At October 31, 2017, MFS held approximately 100% of the outstanding shares of Class R6.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended October 31, 2017, the fund engaged in purchase transactions pursuant to this policy, which amounted to $10,004.

(4) Portfolio Securities

For the six months ended October 31, 2017, purchases and sales of investments, other than short-term obligations, aggregated $308,895,024 and $227,902,766 respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/17 (i)		Year ended 4/30/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	13,053,758	$106,566,895	37,290,782	$303,326,566
Class B	1,608	13,107	22,597	181,428
Class C	917,278	7,491,296	2,779,373	22,719,404
Class I	24,305,437	198,277,896	65,802,877	533,188,265
Class R6	6,105	50,000	—	—
	38,284,186	$312,399,194	105,895,629	$859,415,663

Shares issued to shareholders in reinvestment of distributions
Class A	781,109	$6,376,499	1,523,843	$12,417,927
Class B	894	7,291	1,977	16,098
Class C	82,101	670,775	156,105	1,272,227
Class I	999,073	8,147,273	1,487,630	12,094,973
Class R6	23	189	—	—
	1,863,200	$15,202,027	3,169,555	$25,801,225

Shares reacquired
Class A	(10,594,318)	$(86,517,763)	(44,378,845)	$(359,627,209)
Class B	(19,186)	(156,402)	(92,267)	(747,652)
Class C	(2,139,203)	(17,469,570)	(4,083,119)	(33,187,772)
Class I	(16,707,735)	(136,284,925)	(38,400,449)	(310,731,836)
	(29,460,442)	$(240,428,660)	(86,954,680)	$(704,294,469)

Net change
Class A	3,240,549	$26,425,631	(5,564,220)	$(43,882,716)
Class B	(16,684)	(136,004)	(67,693)	(550,126)
Class C	(1,139,824)	(9,307,499)	(1,147,641)	(9,196,141)
Class I	8,596,775	70,140,244	28,890,058	234,551,402
Class R6	6,128	50,189	—	—
	10,686,944	$87,172,561	22,110,504	$180,922,419

(i)	For Class R6, the period is from the class inception, September 1, 2017, through the stated period end.

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund’s prospectus for details.

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2017, the fund’s commitment fee and interest expense were $5,957 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		7,703,418	264,318,221	(215,135,101)	56,886,538

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$3,739	$(353)	$—	$199,981	$56,886,538

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, and that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, each of which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense

Board Review of Investment Advisory Agreement – continued

limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

October 31, 2017

MFS® TOTAL RETURN BOND FUND

RBF-SEM

MFS® TOTAL RETURN BOND FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs in recent months although the U.S. Federal Reserve has continued to gradually hike interest rates and has begun to shrink its balance sheet. However, rates in most developed markets remain very low, with major central banks outside of the U.S. just now beginning to contemplate curbing accommodative monetary policies.

Globally, we’ve experienced a year-long synchronized upturn in economic growth. Despite better growth, there are few immediate signs of worrisome inflation amid muted wage gains around the world. Emerging market economies have been boosted in part by a weaker U.S. dollar and are recovering despite lingering concerns over the potential for restrictive U.S. trade policies. Commodity markets have recovered somewhat in response to solid global demand and robust global trade, though not enough to rekindle inflation fears.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

December 15, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	34.2%
U.S. Treasury Securities	23.4%
Mortgage-Backed Securities	16.7%
Commercial Mortgage-Backed Securities	8.5%
Collateralized Debt Obligations	5.5%
High Yield Corporates	4.4%
Asset-Backed Securities	2.4%
U.S. Government Agencies	1.2%
Emerging Markets Bonds	0.7%
Municipal Bonds	0.6%

Composition including fixed income credit quality (a)(i)
AAA	12.5%
AA	3.4%
A	15.4%
BBB	20.1%
BB	3.3%
B	1.3%
CCC (o)	0.0%
CC (o)	0.0%
C (o)	0.0%
D	0.1%
U.S. Government	24.6%
Federal Agencies	17.9%
Not Rated	(1.0)%
Cash & Cash Equivalents	1.2%
Other	1.2%

Portfolio facts (i)
Average Duration (d)	5.7
Average Effective Maturity (m)	8.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

2

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of October 31, 2017.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2017 through October 31, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2017 through October 31, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/17	Ending Account Value 10/31/17	Expenses Paid During Period (p) 5/01/17-10/31/17
A	Actual	0.74%	$1,000.00	$1,018.80	$3.77
	Hypothetical (h)	0.74%	$1,000.00	$1,021.48	$3.77
B	Actual	1.49%	$1,000.00	$1,014.99	$7.57
	Hypothetical (h)	1.49%	$1,000.00	$1,017.69	$7.58
C	Actual	1.59%	$1,000.00	$1,014.48	$8.07
	Hypothetical (h)	1.59%	$1,000.00	$1,017.19	$8.08
I	Actual	0.59%	$1,000.00	$1,019.56	$3.00
	Hypothetical (h)	0.59%	$1,000.00	$1,022.23	$3.01
R1	Actual	1.59%	$1,000.00	$1,015.42	$8.08
	Hypothetical (h)	1.59%	$1,000.00	$1,017.19	$8.08
R2	Actual	1.09%	$1,000.00	$1,017.03	$5.54
	Hypothetical (h)	1.09%	$1,000.00	$1,019.71	$5.55
R3	Actual	0.84%	$1,000.00	$1,018.29	$4.27
	Hypothetical (h)	0.84%	$1,000.00	$1,020.97	$4.28
R4	Actual	0.59%	$1,000.00	$1,019.56	$3.00
	Hypothetical (h)	0.59%	$1,000.00	$1,022.23	$3.01
R6	Actual	0.48%	$1,000.00	$1,020.12	$2.44
	Hypothetical (h)	0.48%	$1,000.00	$1,022.79	$2.45
529A	Actual	0.76%	$1,000.00	$1,019.64	$3.87
	Hypothetical (h)	0.76%	$1,000.00	$1,021.37	$3.87
529B	Actual	1.64%	$1,000.00	$1,014.23	$8.33
	Hypothetical (h)	1.64%	$1,000.00	$1,016.94	$8.34
529C	Actual	1.64%	$1,000.00	$1,014.23	$8.33
	Hypothetical (h)	1.64%	$1,000.00	$1,016.94	$8.34

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A shares, this rebate reduced the expense ratio above by 0.03%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

10/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.1%
Issuer	Shares/Par	Value ($)
Aerospace - 0.4%
Lockheed Martin Corp., 4.7%, 5/15/2046	$7,505,000	$8,463,981
TransDigm, Inc., 6.5%, 7/15/2024	10,772,000	11,122,090

		$19,586,071
Asset-Backed & Securitized - 16.3%
Allegro CLO Ltd., 2014-1A, “A2R”, FLR, 3.013%, (U.S. LIBOR-3mo. + 1.65%) 1/21/2027 (n)	$14,040,367	$14,163,824
Allegro CLO Ltd., 2014-1A, “BR”, FLR, 3.763%, (U.S. LIBOR-3mo. + 2.4%) 1/21/2027 (n)	12,968,776	13,097,154
ALM V Ltd., 2012-5A, “A2R3”, FLR, 2.603% (U.S. LIBOR-3mo. + 1.25%), 10/18/2027 (z)	8,340,000	8,328,144
ALM V Ltd., 2012-5A, “BR3”, FLR, 3.004%, (U.S. LIBOR-3mo. + 1.7%) 10/18/2027 (z)	3,070,000	3,063,653
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	3,969,801	3,970,688
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.604%, (U.S. LIBOR-3mo. + 2.25%) 1/18/2025 (n)	6,218,713	6,223,937
Babson CLO Ltd., 2014-IIA, “CR”, FLR, 3.553%, (U.S. LIBOR-3mo. + 2.2%) 10/17/2026 (n)	7,130,000	7,188,359
Babson Ltd., CLO, FLR, 2.463%, (U.S. LIBOR-3mo. + 1.1%) 4/20/2025 (n)	10,881,881	10,929,620
Ballyrock Ltd., CLO, FLR, 2.496%, (U.S. LIBOR-3mo. + 1.18%) 5/20/2025 (z)	5,773,380	5,795,204
Bayview Commercial Asset Trust, 0%, 4/25/2036 (i)(z)	6,124,526	1
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(z)	4,804,421	480
Bayview Commercial Asset Trust, FLR, 1.548%, (LIBOR-1mo. + 0.31%) 8/25/2035 (z)	241,588	228,927
Bayview Commercial Asset Trust, FLR, 1.508%, (LIBOR-1mo. + 0.27%) 4/25/2036 (z)	197,757	186,909
Bayview Financial Acquisition Trust, 5.638%, 11/28/2036	473,649	468,877
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.842%, (LIBOR-1mo. + 1.6%) 12/28/2040 (z)	1,986,545	1,720,156
Carlyle Global Market Strategies, 2013-3A, “A1A”, FLR, 2.479%, (U.S. LIBOR-3mo. + 1.12%) 7/15/2025 (z)	7,576,241	7,602,258
Cavalry CLO IV Ltd., 2014-4A, “B1R”, FLR, 2.709% (U.S. LIBOR-3mo. + 1.35%), 10/15/2026 (z)	6,670,000	6,663,575
Cavalry CLO IV Ltd./Cavalry CLO IV LLC, FLR, 3.259%, (U.S. LIBOR-3mo. + 1.9%) 10/15/2026 (z)	5,560,000	5,549,561
Cavalry CLO IV Ltd./Cavalry CLO IV LLC, FLR, 3.259%, (U.S. LIBOR-3mo. + 1.9%) 10/15/2026 (z)	7,790,000	7,777,373

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Cent CLO LP, 2014-16AR, “A1AR”, FLR, 2.626%, (U.S. LIBOR-3mo. + 1.25%) 8/01/2024 (n)	$4,767,026	$4,781,690
Cent CLO LP, 2014-21A, “A2AR”, FLR, 3.074%, (U.S. LIBOR-3mo. + 1.7%) 7/27/2026 (n)	11,508,562	11,583,134
Chesapeake Funding II LLC, 2016-1A, “A1”, 2.11%, 3/15/2028 (n)	8,800,202	8,820,223
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029 (z)	14,025,000	14,023,499
Citigroup Commercial Mortgage Trust 2017-C4, 3.471%, 10/12/2050	19,556,963	20,161,195
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,672,192
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	11,297,409
Commercial Mortgage Asset Trust, 0.994%, 1/17/2032 (i)(z)	269,628	82
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048	9,743,000	9,920,425
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	14,087,504	14,849,862
Commercial Mortgage Trust, 2014-UBS4, “A5”, 3.694%, 8/10/2047	11,544,000	12,086,852
Commercial Mortgage Trust, 2015-CR22, “A5”, 3.309%, 3/10/2048	10,360,000	10,618,962
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	9,817,535
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	10,471,993
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	5,067,155
Commercial Mortgage Trust, 2016-COR1, “A4”, 3.091%, 10/10/2049	19,844,365	19,884,125
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050	17,818,591	18,272,145
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	27,697,227
Countrywide Asset-Backed Certificates, 4.708%, 4/25/2036	223,502	204,675
Credit-Based Asset Servicing & Securitization LLC, 3.858%, 12/25/2035	241,001	240,060
Credit-Based Asset Servicing & Securitization LLC, 3.755%, 1/25/2037 (q)	1,472,094	715,631
Credit-Based Asset Servicing & Securitization LLC, 3.85%, 3/25/2037 (q)	1,640,758	909,847
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,812,760

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Cutwater Ltd., 2014-1A, “BR”, FLR, 3.759%, (U.S. LIBOR-3mo. + 2.4%) 7/15/2026 (n)	$5,280,000	$5,289,668
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	7,678,000	7,738,166
Eaton Vance CLO Ltd., 2014-1A, “CR”, FLR, 3.609%, (U.S. LIBOR-3mo. + 2.25%) 7/15/2026 (n)	7,930,434	7,940,204
Falcon Franchise Loan LLC, 7.72%, 1/05/2023 (i)(z)	10,183	410
First Union-Lehman Brothers Bank of America, 0.598%, 11/18/2035 (i)	794,078	7,572
Flatiron CLO Ltd., 2013-1A, “A1R”, FLR, 2.513%, (U.S. LIBOR-3mo. + 1.16%) 1/17/2026 (n)	12,055,253	12,109,791
Flatiron CLO Ltd., 2015-1A, “BR”, FLR, 2.759%, (U.S. LIBOR-3mo. + 1.4%) 4/15/2027 (n)	18,297,137	18,296,207
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 3.259%, (U.S. LIBOR-3mo. + 1.9%) 4/15/2027 (n)	4,000,000	3,999,785
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	5,379,000	5,411,554
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	13,841,000	13,929,394
Galaxy CLO Ltd., 2013-16A, “CR”, FLR, 3.564%, (LIBOR-3mo. + 2.25%) 11/16/2025 (n)	9,940,000	9,966,570
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	545,947	553,585
GMF Floorplan Owner Revolving Trust, 2017-1, “A2”, FLR, 1.809%, (LIBOR-1mo. + 0.57%) 1/18/2022 (n)	28,421,000	28,576,901
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (z)	8,001,000	7,961,778
Goldentree Loan Opportunities Ltd., 2014-8A, “B1R”, FLR, 2.907%, (U.S. LIBOR-3mo. + 1.55%) 4/19/2026 (n)	5,035,669	5,037,502
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	11,795,652
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	29,467,329	30,258,462
GS Mortgage Securities Trust, 2017-GS7, “A4”, 3.43%, 8/10/2050	31,130,000	31,978,243
HarbourView CLO VII Ltd., 7A, “CR”, FLR, 3.697%, (U.S. LIBOR-3mo. + 2.38%) 11/18/2026 (n)	8,220,000	8,221,537
IMPAC CMB Trust, FLR, 1.978%, (U.S. LIBOR-1mo. + 0.74%) 11/25/2034	73,305	72,917
IMPAC CMB Trust, FLR, 2.158%, (U.S. LIBOR-1mo. + 0.92%) 11/25/2034	36,652	35,618
IMPAC Secured Assets Corp., FLR, 1.588%, (U.S. LIBOR-1mo. + 0.35%) 5/25/2036	309,748	294,414
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	13,025,174	13,480,972
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	24,284,105

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
JPMBB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	$11,500,000	$11,797,100
JPMorgan Chase Commercial Mortgage Securities Corp., 5.574%, 7/15/2042 (n)(q)	1,382,653	579,226
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	12,800,212	13,200,023
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 5.99%, 6/15/2049	6,979,351	7,147,484
Lehman Brothers Commercial Conduit Mortgage Trust, 1.497%, 10/15/2035 (i)	784,287	6,053
Loomis, Sayles & Co., CLO, “A1”, FLR, 2.889%, (U.S. LIBOR-3mo. + 1.53%) 10/15/2027 (n)	19,665,011	19,788,332
Merrill Lynch Mortgage Investors, Inc., 4.26%, 2/25/2037 (q)	2,030,009	416,751
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	8,323,790
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 10/15/2026	34,856,806	36,257,328
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	26,134,745	27,061,875
Morgan Stanley Capital I, Inc., 1.663%, 3/15/2031 (i)(z)	112,587	1
Motor PLC, 2015-1A, “A1”, FLR, 1.838%, (U.S. LIBOR-1mo. + 0.6%) 6/25/2022 (n)	466,963	467,014
NextGear Floorplan Master Owner Trust, 2015-2A, “A”, 2.38%, 10/15/2020 (n)	12,068,000	12,100,232
Nissan Master Owner Trust Receivables 2015, “A-2”, 1.44%, 1/15/2020	11,785,000	11,783,665
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 3.913%, (U.S. LIBOR-3mo. + 2.55%) 10/20/2026 (n)	2,795,000	2,820,429
OCP CLO Ltd., 2015-9A, “A2R”, 0%, 7/15/2027 (z)	13,240,000	13,240,000
Option One Mortgage Loan Trust, 5.611%, 1/25/2037 (q)	305,867	303,572
Ownit Mortgage Loan Asset-Backed Certificates, 3.38%, 10/25/2035 (q)	678,901	433,361
Preferred Term Securities XIX Ltd., CDO, FLR, 1.673%, (U.S. LIBOR-3mo. + 0.35%) 12/22/2035 (z)	5,258,329	4,601,038
Race Point CLO Ltd., 2013-8A, “AR”, FLR, 2.656%, (U.S. LIBOR-3mo. + 1.34%) 2/20/2030 (n)	11,190,527	11,299,697
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	2,378,172	2,245,517
Shackleton CLO Ltd., 2014-6A, “CR”, FLR, 3.603%, (U.S. LIBOR-3mo. + 2.25%) 7/17/2026 (n)	9,257,351	9,307,331
Silver Spring CLO Ltd., 2014-1A, “C2R”, 4.561%, 10/15/2026 (n)	6,065,000	6,031,078
Thornburg Mortgage Securities Trust, FLR, 1.918%, (U.S. LIBOR-1mo. + 0.68%) 4/25/2043	7,905	7,861

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Voya CLO Ltd., 2013-3A, “BR”, FLR, 3.504%, (U.S. LIBOR-3mo. + 2.15%) 1/18/2026 (n)	$11,625,000	$11,640,113
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	16,088,433
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	26,159,602
West CLO Ltd., 2014-1A, “A2R”, FLR, 2.704%, (U.S. LIBOR-3mo. + 1.35%) 7/18/2026 (n)	16,679,192	16,679,092
West CLO Ltd., 2014-1A, “CR”, FLR, 4.354%, (U.S. LIBOR-3mo. + 3%) 7/18/2026 (n)	3,420,000	3,456,070

		$843,350,453
Automotive - 0.5%
General Motors Co., 4.875%, 10/02/2023	$5,739,000	$6,257,461
General Motors Co., 5.2%, 4/01/2045	4,792,000	4,902,716
General Motors Financial Co., Inc., 3.45%, 4/10/2022	8,435,000	8,623,406
General Motors Financial Co., Inc., 4%, 10/06/2026	6,951,000	7,009,281

		$26,792,864
Biotechnology - 0.4%
Life Technologies Corp., 5%, 1/15/2021	$18,787,000	$20,078,921

Broadcasting - 0.1%
Time Warner, Inc., 3.8%, 2/15/2027	$5,558,000	$5,555,577

Brokerage & Asset Managers - 1.4%
Charles Schwab Corp., 3.2%, 3/02/2027	$17,641,000	$17,798,318
Intercontinental Exchange, Inc., 3.1%, 9/15/2027	15,960,000	15,897,692
Raymond James Financial, 3.625%, 9/15/2026	4,094,000	4,133,662
Raymond James Financial, 4.95%, 7/15/2046	16,355,000	17,970,813
TD Ameritrade Holding Corp., 5.6%, 12/01/2019	5,050,000	5,412,380
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	4,376,000	4,461,494
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	5,845,000	5,917,351

		$71,591,710
Building - 0.7%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$12,268,000	$12,981,468
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	2,718,000	2,697,332
Masco Corp., 4.375%, 4/01/2026	11,111,000	11,814,437
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	5,145,000	5,427,461
Standard Industries, Inc., 6%, 10/15/2025 (n)	5,145,000	5,563,031

		$38,483,729

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Business Services - 0.3%
Equinix, Inc., 5.375%, 5/15/2027	$3,584,000	$3,839,360
Fidelity National Information Services, Inc., 3%, 8/15/2026	14,166,000	13,746,081

		$17,585,441
Cable TV - 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$5,556,000	$5,771,295
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	10,635,000	11,313,716
Comcast Corp., 3.15%, 2/15/2028	47,865,000	47,455,199
Cox Communications, Inc., 3.15%, 8/15/2024 (n)	14,525,000	14,410,017
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	11,390,000	12,002,213
Time Warner Cable, Inc., 4.5%, 9/15/2042	10,161,000	9,357,009
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	6,380,196
Videotron Ltd., 5%, 7/15/2022	9,853,000	10,641,240

		$117,330,885
Computer Software - 1.0%
Microsoft Corp., 2%, 8/08/2023	$14,694,000	$14,340,211
Microsoft Corp., 3.125%, 11/03/2025	14,939,000	15,357,481
Microsoft Corp., 4.1%, 2/06/2037	13,341,000	14,586,697
VeriSign, Inc., 4.625%, 5/01/2023	9,001,000	9,282,281

		$53,566,670
Computer Software - Systems - 0.7%
Apple, Inc., 3.35%, 2/09/2027	$10,772,000	$11,053,317
Apple, Inc., 2.9%, 9/12/2027	14,444,000	14,339,767
Apple, Inc., 4.375%, 5/13/2045	6,657,000	7,316,603
Apple, Inc., 4.25%, 2/09/2047	2,472,000	2,650,655

		$35,360,342
Conglomerates - 0.2%
Johnson Controls International PLC, 5.7%, 3/01/2041	$3,439,000	$4,018,334
Johnson Controls International PLC, 4.625%, 7/02/2044	3,760,000	4,042,518
Johnson Controls International PLC, 4.5%, 2/15/2047	2,023,000	2,126,662

		$10,187,514
Consumer Products - 1.0%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$12,239,000	$12,754,106
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	38,107,000	37,496,853

		$50,250,959

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Services - 0.7%
ADT Corp., 6.25%, 10/15/2021	$9,344,000	$10,338,015
Priceline Group, Inc., 2.75%, 3/15/2023	3,459,000	3,455,670
Priceline Group, Inc., 3.65%, 3/15/2025	22,057,000	22,683,190

		$36,476,875
Containers - 0.4%
Berry Global Group, Inc., 5.125%, 7/15/2023	$10,515,000	$11,040,750
Sealed Air Corp., 5.125%, 12/01/2024 (n)	9,876,000	10,592,010

		$21,632,760
Emerging Market Quasi-Sovereign - 0.6%
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	$29,692,000	$29,752,733

Energy - Integrated - 0.2%
Shell International Finance B.V., 4%, 5/10/2046	$7,702,000	$7,870,695
Shell International Finance B.V., 3.75%, 9/12/2046	5,018,000	4,943,148

		$12,813,843
Entertainment - 0.3%
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$12,910,000	$13,281,163

Financial Institutions - 0.2%
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	$10,246,000	$10,399,690

Food & Beverages - 1.5%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$14,961,000	$15,151,894
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/01/2046	24,462,000	27,510,206
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	5,084,000	5,322,854
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	7,736,000	8,160,973
Kraft Heinz Foods Co., 5.2%, 7/15/2045	2,298,000	2,505,799
Kraft Heinz Foods Co., 4.375%, 6/01/2046	9,786,000	9,555,906
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	11,439,000	11,798,415

		$80,006,047
Food & Drug Stores - 0.2%
CVS Health Corp., 5.125%, 7/20/2045	$9,221,000	$10,303,820

Forest & Paper Products - 0.1%
Packaging Corp. of America, 3.65%, 9/15/2024	$4,483,000	$4,595,324

Gaming & Lodging - 0.1%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$6,977,000	$7,587,488

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - 1.1%
American International Group, Inc., 3.75%, 7/10/2025	$17,703,000	$18,302,916
American International Group, Inc., 3.9%, 4/01/2026	7,925,000	8,213,363
American International Group, Inc., 4.7%, 7/10/2035	5,448,000	5,910,529
American International Group, Inc., 4.5%, 7/16/2044	4,835,000	5,065,958
Metropolitan Life Global Funding I, 3.45%, 12/18/2026 (n)	9,985,000	10,251,947
Principal Financial Group, Inc., 3.4%, 5/15/2025	10,529,000	10,770,872

		$58,515,585
Insurance - Health - 0.4%
UnitedHealth Group, Inc., 2.375%, 10/15/2022	$18,854,000	$18,795,342

Insurance - Property & Casualty - 0.6%
Allied World Assurance, 5.5%, 11/15/2020	$3,362,000	$3,613,573
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	10,517,000	10,671,727
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	11,271,000	12,266,924
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	2,719,000	2,794,212

		$29,346,436
Local Authorities - 0.6%
Philadelphia, PA, School District, “B”, 6.615%, 6/01/2030	$6,320,000	$7,654,152
Philadelphia, PA, School District, “B”, 6.765%, 6/01/2040	4,260,000	5,659,964
State of California (Build America Bonds), 7.625%, 3/01/2040	1,250,000	1,922,800
State of California (Build America Bonds), 7.6%, 11/01/2040	9,570,000	15,018,297
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,920,000	3,020,039

		$33,275,252
Major Banks - 8.1%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$13,800,000	$14,715,230
Bank of America Corp., 5.625%, 7/01/2020	2,300,000	2,495,862
Bank of America Corp., 5.875%, 1/05/2021	4,520,000	4,992,925
Bank of America Corp., 3.3%, 1/11/2023	13,781,000	14,117,081
Bank of America Corp., 4.125%, 1/22/2024	8,133,000	8,663,213
Bank of America Corp., 3.95%, 4/21/2025	4,458,000	4,594,435
Bank of America Corp., 3.875%, 8/01/2025	11,352,000	11,903,935
Bank of America Corp., 4.45%, 3/03/2026	11,782,000	12,526,976
Bank of America Corp., 4.443% to 1/20/2047, FLR to 1/20/2048	26,034,000	28,215,109
Bank of America Corp., 6.5% to 10/23/2024, FLR to 10/23/2049	4,793,000	5,481,994
Bank of America Corp., 6.1% to 3/17/2025, FLR to 12/29/2049	8,873,000	9,904,486
Bank of New York Mellon Corp., 3.442% to 2/07/2027, FLR to 2/07/2028	25,625,000	26,266,035
Barclays PLC, 4.375%, 1/12/2026	5,620,000	5,888,681
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	2,753,000	3,117,773
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/2025	11,024,000	11,322,094

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	$15,548,000	$16,082,057
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	8,201,000	8,391,097
JPMorgan Chase & Co., 4.25%, 10/15/2020	2,264,000	2,392,776
JPMorgan Chase & Co., 4.5%, 1/24/2022	3,300,000	3,562,486
JPMorgan Chase & Co., 3.125%, 1/23/2025	5,071,000	5,100,504
JPMorgan Chase & Co., 2.95%, 10/01/2026	22,838,000	22,435,017
Lloyds Bank PLC, 3.75%, 1/11/2027	15,056,000	15,338,451
Morgan Stanley, 5.5%, 7/28/2021	18,554,000	20,499,492
Morgan Stanley, 4%, 7/23/2025	4,648,000	4,894,739
Morgan Stanley, 3.875%, 1/27/2026	13,472,000	14,055,190
Morgan Stanley, 3.125%, 7/27/2026	13,910,000	13,707,951
Morgan Stanley, 4.3%, 1/27/2045	2,634,000	2,777,519
Morgan Stanley, 4.375%, 1/22/2047	18,187,000	19,315,007
PNC Bank N.A., 3.1%, 10/25/2027	21,548,000	21,427,690
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	8,134,000	9,062,774
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FLR to 12/29/2049	7,305,000	7,827,308
Royal Bank of Scotland Group PLC, 8% to 8/10/2025, FLR to 12/29/2049	2,205,000	2,520,756
Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	13,825,000	13,779,189
UBS Group Funding (Jersey) Ltd., 3%, 4/15/2021 (n)	13,057,000	13,253,185
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	7,081,000	7,468,264
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,148,000	10,692,353
Wachovia Corp., 6.605%, 10/01/2025	2,193,000	2,634,382
Wells Fargo & Co., 3.069%, 1/24/2023	16,413,000	16,632,571

		$418,056,587
Medical & Health Technology & Services - 1.2%
Catholic Health Initiatives, 2.95%, 11/01/2022	$9,078,000	$9,097,974
Hackensack Meridian Health, Inc., 4.5%, 7/01/2057	10,194,000	11,173,676
HCA, Inc., 5.25%, 6/15/2026	8,763,000	9,321,641
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	3,653,000	3,734,720
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	7,367,000	7,659,528
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	2,970,672
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	9,129,916
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	6,240,000	6,315,935
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	4,605,000	4,507,454

		$63,911,516
Medical Equipment - 0.9%
Abbott Laboratories, 3.4%, 11/30/2023	$20,815,000	$21,350,239
Medtronic, Inc., 4.625%, 3/15/2045	9,183,000	10,403,914
Zimmer Holdings, Inc., 2.7%, 4/01/2020	15,902,000	16,038,214

		$47,792,367

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - 1.2%
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	$10,661,000	$11,661,748
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	3,076,000	3,026,015
Freeport-McMoRan, Inc., 5.4%, 11/14/2034	3,849,000	3,752,775
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	7,920,000	8,297,150
Glencore Funding LLC, 4%, 4/16/2025 (n)	4,966,000	5,071,776
Glencore Funding LLC, 4%, 3/27/2027 (n)	13,000,000	13,087,290
Kinross Gold Corp., 5.95%, 3/15/2024	7,620,000	8,458,200
Steel Dynamics, Inc., 5.125%, 10/01/2021	7,688,000	7,889,810

		$61,244,764
Midstream - 1.4%
Enbridge, Inc., 4.25%, 12/01/2026	$8,135,000	$8,578,275
Enbridge, Inc., 6% to 1/15/2027, FLR to 1/15/2077	4,681,000	5,009,325
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	8,098,000	10,402,144
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,862,000	7,938,758
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	8,327,000	8,719,322
Phillips 66 Partners LP, 4.68%, 2/15/2045	2,692,000	2,715,164
Phillips 66 Partners LP, 4.9%, 10/01/2046	3,137,000	3,253,168
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	9,992,000	10,838,874
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	10,181,000	10,953,633
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	5,452,000	5,561,389

		$73,970,052
Mortgage-Backed - 16.7%
Fannie Mae, 5.5%, 11/01/2017 - 12/01/2038	$15,350,897	$17,082,938
Fannie Mae, 5%, 2/01/2018 - 3/01/2042	17,772,561	19,368,838
Fannie Mae, 3.99%, 4/01/2018	2,244,172	2,241,895
Fannie Mae, 3.746%, 7/01/2018	1,773,489	1,791,456
Fannie Mae, 2.578%, 9/25/2018	5,227,074	5,226,544
Fannie Mae, 5.18%, 3/01/2019	445,154	456,570
Fannie Mae, 4.88%, 3/01/2020	296,033	305,348
Fannie Mae, 5.19%, 9/01/2020	2,113,991	2,216,543
Fannie Mae, 4.448%, 1/01/2021	4,011,426	4,211,116
Fannie Mae, 2.41%, 5/01/2023	2,525,163	2,535,413
Fannie Mae, 2.55%, 5/01/2023	1,303,580	1,317,787
Fannie Mae, 3.93%, 10/01/2023	1,222,059	1,308,568
Fannie Mae, 5.25%, 8/01/2024	892,098	996,443
Fannie Mae, 4.5%, 5/01/2025	357,341	374,870
Fannie Mae, 2.597%, 12/25/2026	11,638,000	11,435,593
Fannie Mae, 3.95%, 1/01/2027	663,766	699,005
Fannie Mae, 3%, 3/01/2027 - 11/01/2046	46,357,478	46,562,661
Fannie Mae, 4.01%, 1/01/2029	3,919,251	4,240,461
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	135,090	153,113

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.5%, 3/01/2034 - 6/01/2044	$74,512,508	$80,214,985
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	5,460,994	6,197,068
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	140,157,416	147,812,607
Fannie Mae, 3.5%, 11/01/2041 - 1/01/2047	88,542,213	91,205,760
Freddie Mac, 5.5%, 12/01/2017 - 1/01/2038	3,491,661	3,882,549
Freddie Mac, 3.154%, 2/25/2018	2,697,289	2,698,279
Freddie Mac, 5%, 5/01/2018 - 7/01/2041	9,396,792	10,305,748
Freddie Mac, 2.303%, 9/25/2018	1,978,272	1,985,887
Freddie Mac, 2.323%, 10/25/2018	4,877,086	4,894,082
Freddie Mac, 2.13%, 1/25/2019	12,862,731	12,905,909
Freddie Mac, 2.456%, 8/25/2019	8,243,898	8,302,830
Freddie Mac, 1.869%, 11/25/2019	7,579,055	7,570,224
Freddie Mac, 4.251%, 1/25/2020	4,342,703	4,533,650
Freddie Mac, 2.313%, 3/25/2020	8,336,413	8,399,821
Freddie Mac, 3.034%, 10/25/2020	8,349,237	8,558,639
Freddie Mac, 2.856%, 1/25/2021	3,765,630	3,846,950
Freddie Mac, 2.791%, 1/25/2022	7,153,871	7,308,049
Freddie Mac, 2.716%, 6/25/2022	3,677,393	3,749,514
Freddie Mac, 2.355%, 7/25/2022	10,625,468	10,652,569
Freddie Mac, 2.682%, 10/25/2022	3,471,597	3,527,010
Freddie Mac, 3.32%, 2/25/2023	5,070,913	5,306,537
Freddie Mac, 3.25%, 4/25/2023	7,830,787	8,170,544
Freddie Mac, 3.06%, 7/25/2023	5,298,995	5,476,256
Freddie Mac, 3.531%, 7/25/2023	2,816,666	2,980,251
Freddie Mac, 3.458%, 8/25/2023	16,280,782	17,167,499
Freddie Mac, 2.67%, 12/25/2024	4,982,063	5,012,924
Freddie Mac, 2.811%, 1/25/2025	7,744,684	7,860,892
Freddie Mac, 3.329%, 5/25/2025	9,013,328	9,439,937
Freddie Mac, 4%, 7/01/2025 - 9/01/2044	19,120,769	20,115,064
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	13,587,556	14,555,862
Freddie Mac, 2.745%, 1/25/2026	5,732,258	5,749,043
Freddie Mac, 2.673%, 3/25/2026	15,673,350	15,615,802
Freddie Mac, 3.5%, 8/01/2026 - 12/01/2046	70,624,521	72,729,892
Freddie Mac, 3.3%, 10/25/2026	4,957,000	5,151,067
Freddie Mac, 3.224%, 3/25/2027	9,573,000	9,874,917
Freddie Mac, 3.117%, 6/25/2027	17,177,017	17,551,053
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	1,500,281	1,695,392
Freddie Mac, 3%, 10/01/2042 - 10/01/2046	41,755,981	41,947,782
Ginnie Mae, 5.5%, 11/15/2032 - 1/20/2042	2,436,395	2,688,618
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	2,328,425	2,656,478
Ginnie Mae, 4.5%, 4/15/2039 - 2/20/2042	21,850,107	23,546,069
Ginnie Mae, 4%, 10/20/2040 - 2/20/2041	6,472,346	6,848,241
Ginnie Mae, 3.5%, 11/15/2040 - 5/20/2046	10,966,188	11,432,964

		$864,650,376

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Natural Gas - Distribution - 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,948,000	$18,934,387
KeySpan Gas East Corp., 2.742%, 8/15/2026 (z)	14,712,000	14,346,644

		$33,281,031
Network & Telecom - 1.1%
AT&T, Inc., 4.5%, 5/15/2035	$18,013,000	$17,557,810
AT&T, Inc., 5.25%, 3/01/2037	20,055,000	20,978,042
AT&T, Inc., 4.75%, 5/15/2046	11,628,000	10,968,406
AT&T, Inc., 5.15%, 2/14/2050	10,115,000	9,971,153

		$59,475,411
Oils - 0.5%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$18,425,000	$18,729,638
Marathon Petroleum Corp., 5.85%, 12/15/2045	5,043,000	5,661,831

		$24,391,469
Other Banks & Diversified Financials - 1.5%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$3,408,000	$3,869,784
BPCE S.A., 4.5%, 3/15/2025 (n)	7,513,000	7,844,721
Citigroup, Inc., 4.4%, 6/10/2025	6,407,000	6,770,125
Compass Bank, 2.875%, 6/29/2022	17,025,000	16,905,011
Groupe BPCE S.A.,12.5% to 9/30/2019, FLR to 8/29/2049 (n)	11,259,000	13,278,639
ING Groep N.V., 3.95%, 3/29/2027	4,571,000	4,785,340
Macquarie Bank Ltd., 6.125% to 3/08/2027, FLR to 12/31/2049 (n)	1,879,000	1,975,769
SunTrust Banks, Inc., 2.7%, 1/27/2022	11,499,000	11,568,013
SunTrust Banks, Inc., 3.3%, 5/15/2026	12,250,000	12,126,355

		$79,123,757
Pharmaceuticals - 0.8%
Gilead Sciences, Inc., 2.35%, 2/01/2020	$1,062,000	$1,071,469
Gilead Sciences, Inc., 4.8%, 4/01/2044	7,609,000	8,516,169
Gilead Sciences, Inc., 4.75%, 3/01/2046	4,995,000	5,661,502
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/2023	24,573,000	24,325,606

		$39,574,746
Real Estate - Apartment - 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,876,000	$3,047,409

Real Estate - Retail - 0.2%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/2022	$8,618,000	$8,885,979

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - 0.3%
Best Buy Co., Inc., 5.5%, 3/15/2021	$14,246,000	$15,496,561

Telecommunications - Wireless - 1.3%
American Tower Corp., REIT, 3.55%, 7/15/2027	$23,507,000	$23,399,317
Crown Castle International Corp., 2.25%, 9/01/2021	7,361,000	7,292,571
Crown Castle International Corp., 3.2%, 9/01/2024	4,931,000	4,899,964
Crown Castle International Corp., 3.7%, 6/15/2026	3,950,000	3,961,566
Crown Castle International Corp., 4%, 3/01/2027	1,862,000	1,906,669
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	13,376,000	14,124,110
SBA Tower Trust, 2.898%, 10/11/2044 (n)	7,030,000	7,084,317
SFR Group S.A., 6%, 5/15/2022 (n)	4,864,000	5,070,720

		$67,739,234
Tobacco - 1.1%
BAT Capital Corp., 3.222%, 8/15/2024 (z)	$37,270,000	$37,516,496
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	15,574,000	16,181,866
Reynolds American, Inc., 8.125%, 6/23/2019	4,620,000	5,064,922

		$58,763,284
Transportation - Services - 0.4%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$1,863,000	$1,934,465
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	11,169,000	14,814,489
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	1,327,000	1,330,370

		$18,079,324
U.S. Government Agencies and Equivalents - 1.2%
Small Business Administration, 6.35%, 4/01/2021	$1,174	$1,232
Small Business Administration, 6.34%, 5/01/2021	2,116	2,211
Small Business Administration, 6.44%, 6/01/2021	2,984	3,123
Small Business Administration, 5.34%, 11/01/2021	17,570	18,185
Small Business Administration, 6.07%, 3/01/2022	12,092	12,710
Small Business Administration, 4.35%, 7/01/2023	123,609	127,869
Small Business Administration, 4.98%, 11/01/2023	171,760	181,437
Small Business Administration, 4.89%, 12/01/2023	172,562	180,932
Small Business Administration, 4.93%, 1/01/2024	213,923	224,366
Small Business Administration, 4.34%, 3/01/2024	265,089	273,614
Small Business Administration, 5.18%, 5/01/2024	201,840	212,075
Small Business Administration, 5.52%, 6/01/2024	210,413	222,202
Small Business Administration, 5.19%, 7/01/2024	268,950	283,226
Small Business Administration, 4.86%, 10/01/2024	139,794	146,370
Small Business Administration, 4.57%, 6/01/2025	435,566	452,247
Small Business Administration, 4.76%, 9/01/2025	1,233,662	1,289,591
Small Business Administration, 5.39%, 12/01/2025	111,463	118,461
Small Business Administration, 5.35%, 2/01/2026	615,723	653,072

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 3.25%, 11/01/2030	$2,114,530	$2,176,788
Small Business Administration, 2.85%, 9/01/2031	3,388,854	3,429,144
Small Business Administration, 2.37%, 8/01/2032	2,601,732	2,577,294
Small Business Administration, 2.13%, 1/01/2033	3,849,223	3,780,070
Small Business Administration, 2.21%, 2/01/2033	1,020,629	1,002,527
Small Business Administration, 2.22%, 3/01/2033	3,681,520	3,636,643
Small Business Administration, 2.08%, 4/01/2033	5,968,209	5,851,690
Small Business Administration, 2.45%, 6/01/2033	7,773,257	7,724,620
Small Business Administration, 3.15%, 7/01/2033	10,032,416	10,328,767
Small Business Administration, 3.16%, 8/01/2033	9,544,789	9,835,386
Small Business Administration, 3.62%, 9/01/2033	5,077,491	5,305,753

		$60,051,605
U.S. Treasury Obligations - 24.4%
U.S. Treasury Bonds, 4.5%, 2/15/2036	$26,523,000	$33,956,692
U.S. Treasury Bonds, 5%, 5/15/2037	2,338,000	3,182,237
U.S. Treasury Bonds, 4.375%, 2/15/2038	3,136,000	3,970,225
U.S. Treasury Bonds, 3.5%, 2/15/2039	15,614,000	17,580,998
U.S. Treasury Bonds, 4.5%, 8/15/2039	82,205,100	105,964,301
U.S. Treasury Bonds, 2.875%, 5/15/2043	87,127,000	87,593,265
U.S. Treasury Bonds, 2.5%, 2/15/2045	29,323,000	27,277,263
U.S. Treasury Notes, 1.75%, 11/30/2021	165,691,000	164,661,903
U.S. Treasury Notes, 1%, 12/15/2017	4,581,000	4,580,041
U.S. Treasury Notes, 1%, 11/30/2018	301,219,000	299,607,009
U.S. Treasury Notes, 2.75%, 2/15/2019	62,952,900	63,934,080
U.S. Treasury Notes, 1%, 6/30/2019	62,935,000	62,359,735
U.S. Treasury Notes, 1.625%, 6/30/2019 (f)	294,589,000	294,819,148
U.S. Treasury Notes, 1.625%, 11/30/2020	88,567,000	88,214,115
U.S. Treasury Notes, 2%, 11/15/2026	9,150,000	8,886,223

		$1,266,587,235
Utilities - Electric Power - 2.8%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$6,464,000	$6,462,011
AEP Transmission Co. LLC, 3.1%, 12/01/2026 (n)	2,544,000	2,543,217
AEP Transmission Co. LLC, 4%, 12/01/2046	7,883,000	8,134,217
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	7,489,000	8,903,367
Dominion Resources, Inc., 3.625%, 12/01/2024	15,261,000	15,792,229
Dominion Resources, Inc., 3.9%, 10/01/2025	2,892,000	3,027,324
EDP Finance B.V., 4.9%, 10/01/2019 (n)	3,919,000	4,113,331
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	27,962,000	27,943,112
Enel Finance International N.V., 3.5%, 4/06/2028 (z)	30,206,000	29,681,887
Exelon Corp., 3.497%, 6/01/2022	2,252,000	2,317,756
FirstEnergy Corp., 4.85%, 7/15/2047	17,208,000	18,551,146
PPL Capital Funding, Inc., 5%, 3/15/2044	3,924,000	4,509,162

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
PPL Corp., 3.5%, 12/01/2022	$3,299,000	$3,424,248
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	10,545,000	11,405,347

		$146,808,354
Total Bonds (Identified Cost, $5,020,521,989)		$5,087,434,555

Investment Companies (h) - 1.2%
Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 1.13% (v) (Identified Cost, $61,254,550)	61,257,294	$61,257,294

Other Assets, Less Liabilities - 0.7%		36,784,162
Net Assets - 100.0%		$5,185,476,011

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $61,257,294 and $5,087,434,555, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $700,249,106, representing 13.5% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ALM V Ltd., 2012-5A, “A2R3”, FLR, 2.603%, (U.S. LIBOR-3mo. + 1.25%) 10/18/2027	10/04/17	$8,340,000	$8,328,144
ALM V Ltd., 2012-5A, “BR3”, FLR, 3.004%, (U.S. LIBOR-3mo. + 1.7%) 10/18/2027	10/04/17	3,070,000	3,063,653
BAT Capital Corp., 3.222%, 8/15/2024	8/08/17-8/09/17	37,315,241	37,516,496
Ballyrock Ltd., CLO, FLR, 2.496%, (U.S. LIBOR-3mo. + 1.18%) 5/20/2025	5/10/16	5,734,184	5,795,204
Bayview Commercial Asset Trust, 0%, 4/25/2036	2/28/06	28,735	1
Bayview Commercial Asset Trust, 0%, 12/25/2036	10/25/06	506	480

20

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FLR, 1.548%, (LIBOR-1mo. + 0.31%) 8/25/2035	6/09/05	$241,588	$228,927
Bayview Commercial Asset Trust, FLR, 1.508%, (LIBOR-1mo. + 0.27%) 4/25/2036	2/23/06	197,757	186,909
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.842%, (LIBOR-1mo. + 1.6%) 12/28/2040	3/01/06	1,986,546	1,720,156
Carlyle Global Market Strategies, 2013-3A, “A1A”, FLR, 2.479%, (U.S. LIBOR-3mo. + 1.12%) 7/15/2025	11/02/16	7,569,458	7,602,258
Cavalry CLO IV Ltd., 2014-4A, “B1R”, FLR, 2.709%, (U.S. LIBOR-3mo. + 1.35%) 10/15/2026	10/04/17	6,670,000	6,663,575
Cavalry CLO IV Ltd./Cavalry CLO IV LLC, FLR, 3.259%, (U.S. LIBOR-3mo. + 1.9%) 10/15/2026	10/04/17	7,790,000	7,777,373
Cavalry CLO IV Ltd./Cavalry CLO IV LLC, FLR, 3.259%, (U.S. LIBOR-3mo. + 1.9%) 10/15/2026	10/04/17	5,560,000	5,549,561
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029	10/24/17	14,024,014	14,023,499
Commercial Mortgage Asset Trust, 0.994%, 1/17/2032	8/25/03-4/09/12	0	82
Enel Finance International N.V., 3.5%, 4/06/2028	10/03/17	29,834,145	29,681,887
Falcon Franchise Loan LLC, 7.72%, 1/05/2023	1/18/02-3/23/11	246	410
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022	8/15/17	7,999,189	7,961,778
KeySpan Gas East Corp., 2.742%, 8/15/2026	8/02/16	14,712,000	14,346,644
Morgan Stanley Capital I, Inc., 1.663%, 3/15/2031	10/10/03	0	1
OCP CLO Ltd., 2015-9A, “A2R”, 0%, 7/15/2027	10/27/17	13,240,000	13,240,000
Preferred Term Securities XIX Ltd., CDO, FLR, 1.673%, (U.S. LIBOR-3mo. + 0.35%) 12/22/2035	9/08/05-3/28/11	5,213,401	4,601,038
Total Restricted Securities			$168,288,076
% of Net assets			3.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

21

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 10/31/17

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra 10 yr	Short	USD	1,600	$214,275,000	December - 2017	$1,313,770

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	704	$151,613,000	December - 2017	$(629,485)

At October 31, 2017, the fund had liquid securities with an aggregate value of $2,086,626 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

22

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $5,020,521,989)	$5,087,434,555
Investments in affiliated issuers, at value (identified cost, $61,254,550)	61,257,294
Receivables for
Daily variation margin on open futures contracts	20,004
Investments sold	2,017,848
Fund shares sold	50,529,252
Interest	33,373,450
Receivable from investment adviser	11,089
Other assets	36
Total assets	$5,234,643,528
Liabilities
Payable to custodian	$129,491
Payables for
Distributions	1,409,049
Investments purchased	13,240,000
Fund shares reacquired	32,967,871
Payable to affiliates
Shareholder servicing costs	1,115,633
Distribution and service fees	24,615
Program manager fees	34
Payable for independent Trustees’ compensation	12
Accrued expenses and other liabilities	280,812
Total liabilities	$49,167,517
Net assets	$5,185,476,011
Net assets consist of
Paid-in capital	$5,179,058,832
Unrealized appreciation (depreciation)	67,599,595
Accumulated net realized gain (loss)	(60,239,378)
Accumulated distributions in excess of net investment income	(943,038)
Net assets	$5,185,476,011
Shares of beneficial interest outstanding	482,812,897

See Notes to Financial Statements

23

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,730,725,166	161,175,250	$10.74
Class B	21,880,079	2,034,817	10.75
Class C	122,905,281	11,431,880	10.75
Class I	1,048,695,621	97,633,508	10.74
Class R1	1,651,345	153,540	10.76
Class R2	47,964,800	4,468,546	10.73
Class R3	88,587,288	8,250,477	10.74
Class R4	119,240,512	11,101,373	10.74
Class R6	1,991,280,047	185,394,636	10.74
Class 529A	8,609,380	802,733	10.73
Class 529B	329,598	30,649	10.75
Class 529C	3,606,894	335,488	10.75

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $11.22 [100 / 95.75 x $10.74] and $11.21 [100 / 95.75 x $10.73], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

24

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$74,642,854
Dividends from affiliated issuers	865,743
Total investment income	$75,508,597
Expenses
Management fee	$11,928,434
Distribution and service fees	3,189,913
Shareholder servicing costs	1,925,290
Program manager fees	6,239
Administrative services fee	328,609
Independent Trustees’ compensation	28,995
Custodian fee	127,107
Shareholder communications	312,727
Audit and tax fees	38,897
Legal fees	26,309
Miscellaneous	253,686
Total expenses	$18,166,206
Fees paid indirectly	(8,847)
Reduction of expenses by investment adviser and distributor	(2,005,719)
Net expenses	$16,151,640
Net investment income (loss)	$59,356,957
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$3,733,643
Affiliated issuers	(8,134)
Futures contracts	1,890,810
Net realized gain (loss)	$5,616,319
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$31,219,050
Affiliated issuers	(14,814)
Futures contracts	(1,188,226)
Net unrealized gain (loss)	$30,016,010
Net realized and unrealized gain (loss)	$35,632,329
Change in net assets from operations	$94,989,286

See Notes to Financial Statements

25

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/17 (unaudited)	Year ended 4/30/17

From operations
Net investment income (loss)	$59,356,957	$120,695,266
Net realized gain (loss)	5,616,319	(369,855)
Net unrealized gain (loss)	30,016,010	(40,658,882)
Change in net assets from operations	$94,989,286	$79,666,529
Distributions declared to shareholders
From net investment income	$(62,748,674)	$(132,051,214)
Change in net assets from fund share transactions	$336,066,510	$254,861,942
Total change in net assets	$368,307,122	$202,477,257
Net assets
At beginning of period	4,817,168,889	4,614,691,632
At end of period (including accumulated distributions in excess of net investment income of $943,038 and undistributed net investment income of $2,448,679, respectively)	$5,185,476,011	$4,817,168,889

See Notes to Financial Statements

26

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/17		Year ended
Class A			4/30/17	4/30/16	4/30/15	4/30/14		4/30/13
	(unaudited)
Net asset value, beginning of period	$10.67		$10.79	$10.96	$10.89	$11.13		$10.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.27	$0.28	$0.27	$0.30		$0.29
Net realized and unrealized gain (loss)	0.08		(0.10)	(0.10)	0.15	(0.21)		0.35
Total from investment operations	$0.20		$0.17	$0.18	$0.42	$0.09		$0.64
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.29)	$(0.31)	$(0.31)	$(0.33)		$(0.35)
From net realized gain	—		—	(0.04)	(0.04)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.13)		$(0.29)	$(0.35)	$(0.35)	$(0.33)		$(0.35)
Net asset value, end of period (x)	$10.74		$10.67	$10.79	$10.96	$10.89		$11.13
Total return (%) (r)(s)(t)(x)	1.88	(n)	1.63	1.76	3.89	0.92		5.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.90	0.89	0.89	0.90		0.91
Expenses after expense reductions (f)	0.74	(a)	0.74	0.74	0.77	0.79		0.81
Net investment income (loss)	2.27	(a)	2.49	2.63	2.46	2.74		2.63
Portfolio turnover	21	(n)	40	53	72	52		95
Net assets at end of period (000 omitted)	$1,730,725		$1,706,798	$1,829,002	$1,495,612	$1,153,059		$1,133,559
See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/17		Year ended
Class B			4/30/17	4/30/16	4/30/15	4/30/14		4/30/13
	(unaudited)
Net asset value, beginning of period	$10.68		$10.80	$10.97	$10.90	$11.15		$10.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.19	$0.20	$0.19	$0.22		$0.21
Net realized and unrealized gain (loss)	0.08		(0.10)	(0.10)	0.14	(0.22)		0.35
Total from investment operations	$0.16		$0.09	$0.10	$0.33	$—		$0.56
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.21)	$(0.23)	$(0.22)	$(0.25)		$(0.27)
From net realized gain	—		—	(0.04)	(0.04)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.09)		$(0.21)	$(0.27)	$(0.26)	$(0.25)		$(0.27)
Net asset value, end of period (x)	$10.75		$10.68	$10.80	$10.97	$10.90		$11.15
Total return (%) (r)(s)(t)(x)	1.50	(n)	0.87	1.01	3.12	0.08		5.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.64	1.65	1.64	1.65		1.66
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.52	1.54		1.56
Net investment income (loss)	1.52	(a)	1.75	1.89	1.72	2.00		1.88
Portfolio turnover	21	(n)	40	53	72	52		95
Net assets at end of period (000 omitted)	$21,880		$24,514	$29,351	$30,730	$33,000		$43,999

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/17		Year ended
Class C			4/30/17	4/30/16	4/30/15	4/30/14		4/30/13
	(unaudited)
Net asset value, beginning of period	$10.68		$10.80	$10.97	$10.90	$11.15		$10.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.18	$0.19	$0.18	$0.20		$0.20
Net realized and unrealized gain (loss)	0.07		(0.10)	(0.10)	0.14	(0.21)		0.35
Total from investment operations	$0.15		$0.08	$0.09	$0.32	$(0.01)		$0.55
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.20)	$(0.22)	$(0.21)	$(0.24)		$(0.26)
From net realized gain	—		—	(0.04)	(0.04)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.08)		$(0.20)	$(0.26)	$(0.25)	$(0.24)		$(0.26)
Net asset value, end of period (x)	$10.75		$10.68	$10.80	$10.97	$10.90		$11.15
Total return (%) (r)(s)(t)(x)	1.45	(n)	0.77	0.91	3.02	(0.03)		5.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.64	1.64	1.64	1.65		1.66
Expenses after expense reductions (f)	1.59	(a)	1.59	1.59	1.62	1.65		1.66
Net investment income (loss)	1.42	(a)	1.65	1.78	1.61	1.90		1.78
Portfolio turnover	21	(n)	40	53	72	52		95
Net assets at end of period (000 omitted)	$122,905		$134,650	$150,596	$135,948	$115,495		$161,290

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 10/31/17		Year ended
Class I			4/30/17	4/30/16	4/30/15	4/30/14		4/30/13
	(unaudited)
Net asset value, beginning of period	$10.67		$10.79	$10.96	$10.89	$11.14		$10.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.28	$0.30	$0.29	$0.31		$0.31
Net realized and unrealized gain (loss)	0.08		(0.09)	(0.10)	0.14	(0.21)		0.35
Total from investment operations	$0.21		$0.19	$0.20	$0.43	$0.10		$0.66
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.31)	$(0.33)	$(0.32)	$(0.35)		$(0.37)
From net realized gain	—		—	(0.04)	(0.04)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.14)		$(0.31)	$(0.37)	$(0.36)	$(0.35)		$(0.37)
Net asset value, end of period (x)	$10.74		$10.67	$10.79	$10.96	$10.89		$11.14
Total return (%) (r)(s)(t)(x)	1.96	(n)	1.78	1.92	4.05	0.98		6.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.65	0.64	0.64	0.65		0.66
Expenses after expense reductions (f)	0.59	(a)	0.59	0.59	0.62	0.64		0.66
Net investment income (loss)	2.42	(a)	2.62	2.78	2.60	2.89		2.80
Portfolio turnover	21	(n)	40	53	72	52		95
Net assets at end of period (000 omitted)	$1,048,696		$1,256,542	$914,984	$1,274,021	$976,838		$1,028,060

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 10/31/17		Year ended
Class R1			4/30/17	4/30/16	4/30/15	4/30/14		4/30/13
	(unaudited)
Net asset value, beginning of period	$10.68		$10.81	$10.97	$10.90	$11.15		$10.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.18	$0.19	$0.18	$0.20		$0.20
Net realized and unrealized gain (loss)	0.08		(0.11)	(0.09)	0.14	(0.21)		0.35
Total from investment operations	$0.16		$0.07	$0.10	$0.32	$(0.01)		$0.55
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.20)	$(0.22)	$(0.21)	$(0.24)		$(0.26)
From net realized gain	—		—	(0.04)	(0.04)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.08)		$(0.20)	$(0.26)	$(0.25)	$(0.24)		$(0.26)
Net asset value, end of period (x)	$10.76		$10.68	$10.81	$10.97	$10.90		$11.15
Total return (%) (r)(s)(t)(x)	1.54(	n)	0.67	1.00	3.02	(0.03)		5.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.64	1.64	1.64	1.65		1.66
Expenses after expense reductions (f)	1.59	(a)	1.59	1.59	1.62	1.64		1.66
Net investment income (loss)	1.44	(a)	1.66	1.78	1.60	1.89		1.78
Portfolio turnover	21	(n)	40	53	72	52		95
Net assets at end of period (000 omitted)	$1,651		$2,466	$3,584	$4,153	$3,093		$3,310

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 10/31/17		Year ended
Class R2			4/30/17	4/30/16	4/30/15	4/30/14		4/30/13
	(unaudited)
Net asset value, beginning of period	$10.66		$10.78	$10.95	$10.88	$11.13		$10.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.23	$0.24	$0.23	$0.26		$0.25
Net realized and unrealized gain (loss)	0.08		(0.09)	(0.09)	0.15	(0.22)		0.35
Total from investment operations	$0.18		$0.14	$0.15	$0.38	$0.04		$0.60
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.26)	$(0.28)	$(0.27)	$(0.29)		$(0.31)
From net realized gain	—		—	(0.04)	(0.04)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.11)		$(0.26)	$(0.32)	$(0.31)	$(0.29)		$(0.31)
Net asset value, end of period (x)	$10.73		$10.66	$10.78	$10.95	$10.88		$11.13
Total return (%) (r)(s)(t)(x)	1.70	(n)	1.27	1.41	3.53	0.47		5.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.15	1.14	1.14	1.15		1.16
Expenses after expense reductions (f)	1.09	(a)	1.09	1.09	1.12	1.15		1.16
Net investment income (loss)	1.92	(a)	2.15	2.29	2.12	2.40		2.29
Portfolio turnover	21	(n)	40	53	72	52		95
Net assets at end of period (000 omitted)	$47,965		$48,893	$49,042	$49,623	$42,233		$43,889

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 10/31/17		Year ended
Class R3			4/30/17	4/30/16	4/30/15	4/30/14		4/30/13
	(unaudited)
Net asset value, beginning of period	$10.67		$10.79	$10.95	$10.88	$11.13		$10.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.26	$0.27	$0.26	$0.29		$0.28
Net realized and unrealized gain (loss)	0.07		(0.10)	(0.09)	0.15	(0.22)		0.35
Total from investment operations	$0.19		$0.16	$0.18	$0.41	$0.07		$0.63
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.28)	$(0.30)	$(0.30)	$(0.32)		$(0.34)
From net realized gain	—		—	(0.04)	(0.04)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.12)		$(0.28)	$(0.34)	$(0.34)	$(0.32)		$(0.34)
Net asset value, end of period (x)	$10.74		$10.67	$10.79	$10.95	$10.88		$11.13
Total return (%) (r)(s)(t)(x)	1.83	(n)	1.52	1.76	3.79	0.72		5.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.90	0.89	0.89	0.90		0.91
Expenses after expense reductions (f)	0.84	(a)	0.84	0.84	0.87	0.89		0.91
Net investment income (loss)	2.17	(a)	2.40	2.53	2.36	2.65		2.52
Portfolio turnover	21	(n)	40	53	72	52		95
Net assets at end of period (000 omitted)	$88,587		$90,449	$88,496	$71,742	$48,842		$53,863

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 10/31/17		Year ended
Class R4			4/30/17	4/30/16	4/30/15	4/30/14		4/30/13
	(unaudited)
Net asset value, beginning of period	$10.67		$10.79	$10.96	$10.88	$11.13		$10.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.28	$0.30	$0.28	$0.31		$0.30
Net realized and unrealized gain (loss)	0.08		(0.09)	(0.10)	0.16	(0.22)		0.36
Total from investment operations	$0.21		$0.19	$0.20	$0.44	$0.09		$0.66
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.31)	$(0.33)	$(0.32)	$(0.34)		$(0.37)
From net realized gain	—		—	(0.04)	(0.04)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.14)		$(0.31)	$(0.37)	$(0.36)	$(0.34)		$(0.37)
Net asset value, end of period (x)	$10.74		$10.67	$10.79	$10.96	$10.88		$11.13
Total return (%) (r)(s)(t)(x)	1.96	(n)	1.78	1.92	4.15	0.97		6.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)	0.65	0.64	0.64	0.65		0.67
Expenses after expense reductions (f)	0.59	(a)	0.59	0.59	0.61	0.65		0.67
Net investment income (loss)	2.42	(a)	2.64	2.79	2.59	2.90		2.75
Portfolio turnover	21	(n)	40	53	72	52		95
Net assets at end of period (000 omitted)	$119,241		$118,494	$116,248	$150,418	$68,289		$84,048

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 10/31/17		Year ended
Class R6 (y)			4/30/17	4/30/16	4/30/15	4/30/14		4/30/13
	(unaudited)
Net asset value, beginning of period	$10.67		$10.79	$10.96	$10.89	$11.14		$10.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.30	$0.31	$0.30	$0.32		$0.31
Net realized and unrealized gain (loss)	0.07		(0.10)	(0.10)	0.14	(0.22)		0.32
Total from investment operations	$0.21		$0.20	$0.21	$0.44	$0.10		$0.63
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.32)	$(0.34)	$(0.33)	$(0.35)		$(0.34)
From net realized gain	—		—	(0.04)	(0.04)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.14)		$(0.32)	$(0.38)	$(0.37)	$(0.35)		$(0.34)
Net asset value, end of period (x)	$10.74		$10.67	$10.79	$10.96	$10.89		$11.14
Total return (%) (r)(s)(t)(x)	2.01	(n)	1.89	2.03	4.15	1.07		6.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)	0.53	0.53	0.54	0.55		0.57
Expenses after expense reductions (f)	0.48	(a)	0.48	0.48	0.53	0.55		0.57
Net investment income (loss)	2.52	(a)	2.76	2.90	2.72	2.99		2.82
Portfolio turnover	21	(n)	40	53	72	52		95
Net assets at end of period (000 omitted)	$1,991,280		$1,422,342	$1,423,635	$1,371,926	$1,542,574		$1,222,616

See Notes to Financial Statements

35

Financial Highlights – continued

	Six months ended 10/31/17		Year ended
Class 529A			4/30/17	4/30/16	4/30/15	4/30/14		4/30/13
	(unaudited)
Net asset value, beginning of period	$10.65		$10.77	$10.94	$10.87	$11.11		$10.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.27	$0.28	$0.27	$0.29		$0.29
Net realized and unrealized gain (loss)	0.09		(0.10)	(0.10)	0.14	(0.21)		0.34
Total from investment operations	$0.21		$0.17	$0.18	$0.41	$0.08		$0.63
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.29)	$(0.31)	$(0.30)	$(0.32)		$(0.34)
From net realized gain	—		—	(0.04)	(0.04)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.13)		$(0.29)	$(0.35)	$(0.34)	$(0.32)		$(0.34)
Net asset value, end of period (x)	$10.73		$10.65	$10.77	$10.94	$10.87		$11.11
Total return (%) (r)(s)(t)(x)	1.96	(n)	1.60	1.72	3.84	0.86		5.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.00	0.99	0.99	1.00		1.02
Expenses after expense reductions (f)	0.76	(a)	0.76	0.78	0.81	0.84		0.87
Net investment income (loss)	2.25	(a)	2.47	2.60	2.43	2.72		2.59
Portfolio turnover	21	(n)	40	53	72	52		95
Net assets at end of period (000 omitted)	$8,609		$7,879	$6,132	$4,713	$4,032		$4,909

See Notes to Financial Statements

36

Financial Highlights – continued

	Six months ended 10/31/17		Year ended
Class 529B			4/30/17	4/30/16	4/30/15	4/30/14		4/30/13
	(unaudited)
Net asset value, beginning of period	$10.68		$10.81	$10.97	$10.90	$11.15		$10.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.17	$0.19	$0.17	$0.20		$0.19
Net realized and unrealized gain (loss)	0.08		(0.10)	(0.09)	0.15	(0.22)		0.35
Total from investment operations	$0.15		$0.07	$0.10	$0.32	$(0.02)		$0.54
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.20)	$(0.22)	$(0.21)	$(0.23)		$(0.25)
From net realized gain	—		—	(0.04)	(0.04)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.08)		$(0.20)	$(0.26)	$(0.25)	$(0.23)		$(0.25)
Net asset value, end of period (x)	$10.75		$10.68	$10.81	$10.97	$10.90		$11.15
Total return (%) (r)(s)(t)(x)	1.42	(n)	0.62	0.95	2.96	(0.08)		5.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.74	1.74	1.74	1.75		1.76
Expenses after expense reductions (f)	1.64	(a)	1.64	1.64	1.67	1.69		1.71
Net investment income (loss)	1.36	(a)	1.60	1.74	1.56	1.84		1.73
Portfolio turnover	21	(n)	40	53	72	52		95
Net assets at end of period (000 omitted)	$330		$297	$339	$396	$395		$458

See Notes to Financial Statements

37

Financial Highlights – continued

	Six months ended 10/31/17		Year ended
Class 529C			4/30/17	4/30/16	4/30/15	4/30/14		4/30/13
	(unaudited)
Net asset value, beginning of period	$10.68		$10.80	$10.97	$10.90	$11.15		$10.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.17	$0.19	$0.17	$0.20		$0.19
Net realized and unrealized gain (loss)	0.08		(0.09)	(0.10)	0.15	(0.22)		0.36
Total from investment operations	$0.15		$0.08	$0.09	$0.32	$(0.02)		$0.55
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.20)	$(0.22)	$(0.21)	$(0.23)		$(0.25)
From net realized gain	—		—	(0.04)	(0.04)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.08)		$(0.20)	$(0.26)	$(0.25)	$(0.23)		$(0.25)
Net asset value, end of period (x)	$10.75		$10.68	$10.80	$10.97	$10.90		$11.15
Total return (%) (r)(s)(t)(x)	1.42	(n)	0.72	0.86	2.97	(0.08)		5.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.75	1.74	1.74	1.75		1.76
Expenses after expense reductions (f)	1.64	(a)	1.64	1.64	1.67	1.70		1.71
Net investment income (loss)	1.37	(a)	1.59	1.73	1.56	1.84		1.73
Portfolio turnover	21	(n)	40	53	72	52		95
Net assets at end of period (000 omitted)	$3,607		$3,843	$3,283	$2,933	$2,905		$4,097

See Notes to Financial Statements

38

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public. Effective August 26, 2016, Class R5 shares were renamed Class R6 shares. Class R6 shares do not pay a 12b-1 distribution fee or sub-accounting costs.

See Notes to Financial Statements

39

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Total Return Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contained amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The fund has adopted the Rule’s Regulation S-X amendments and believes that the fund’s financial statements are in compliance with those amendments.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the

40

Notes to Financial Statements (unaudited) – continued

particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s

41

Notes to Financial Statements (unaudited) – continued

net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of October 31, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,326,638,840	$—	$1,326,638,840
Non-U.S. Sovereign Debt	—	29,752,733	—	29,752,733
Municipal Bonds	—	33,275,252	—	33,275,252
U.S. Corporate Bonds	—	1,586,025,818	—	1,586,025,818
Residential Mortgage-Backed Securities	—	871,258,657	—	871,258,657
Commercial Mortgage-Backed Securities	—	437,766,980	—	437,766,980
Asset-Backed Securities (including CDOs)	—	398,975,197	—	398,975,197
Foreign Bonds	—	403,741,078	—	403,741,078
Mutual Funds	61,257,294	—	—	61,257,294
Total	$61,257,294	$5,087,434,555	$—	$5,148,691,849

Other Financial Instruments
Futures Contracts – Assets	$1,313,770	$—	$—	$1,313,770
Futures Contracts – Liabilities	(629,485)	—	—	(629,485)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign

42

Notes to Financial Statements (unaudited) – continued

currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$1,313,770	$(629,485)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$1,890,810

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended October 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(1,188,226)

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Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives or deposits with brokers for cleared derivatives, respectively. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the

44

Notes to Financial Statements (unaudited) – continued

futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

45

Notes to Financial Statements (unaudited) – continued

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2017, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain

46

Notes to Financial Statements (unaudited) – continued

tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/17
Ordinary income (including any short-term capital gains)	$132,051,214

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/17
Cost of investments	$5,096,060,953
Gross appreciation	88,886,375
Gross depreciation	(36,255,479)
Net unrealized appreciation (depreciation)	$52,630,896

As of 4/30/17
Undistributed ordinary income	13,064,242
Capital loss carryforwards	(46,155,311)
Other temporary differences	(11,236,400)
Net unrealized appreciation (depreciation)	18,504,036

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.

47

Notes to Financial Statements (unaudited) – continued

Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/17	Year ended 4/30/17
Class A	$20,694,971	$50,023,033
Class B	194,232	557,918
Class C	998,999	2,848,121
Class I	13,788,426	28,391,683
Class R1	16,964	60,069
Class R2	499,264	1,171,393
Class R3	1,043,699	2,412,185
Class R4	1,523,497	3,539,486
Class R6	23,858,628	42,786,755
Class 529A	98,266	187,332
Class 529B	2,545	5,849
Class 529C	29,183	67,390
Total	$62,748,674	$132,051,214

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.45%
In excess of $5 billion	0.40%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2017, this management fee reduction amounted to $202,309, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2017 was equivalent to an annual effective rate of 0.47% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and

48

Notes to Financial Statements (unaudited) – continued

transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
0.74%	1.49%	1.59%	0.59%	1.59%	1.09%	0.84%	0.59%	0.50%	0.79%	1.64%	1.64%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2018. For the six months ended October 31, 2017, this reduction amounted to $921,017, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $94,701 and $756 for the six months ended October 31, 2017, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$2,155,018
Class B	0.75%	0.25%	1.00%	0.90%	117,084
Class C	0.75%	0.25%	1.00%	1.00%	640,639
Class R1	0.75%	0.25%	1.00%	1.00%	10,888
Class R2	0.25%	0.25%	0.50%	0.50%	121,554
Class R3	—	0.25%	0.25%	0.25%	113,343
Class 529A	—	0.25%	0.25%	0.12%	10,335
Class 529B	0.75%	0.25%	1.00%	1.00%	1,689
Class 529C	0.75%	0.25%	1.00%	1.00%	19,363
Total Distribution and Service Fees					$3,189,913

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2017 based on each class’s average daily net assets. 0.10% of the Class A and Class 529A service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2017, this waiver amounted to $866,135 and is included in the reduction of total expenses in the Statement of Operations. 0.10% of the Class B service fee is currently being waived under a written waiver agreement. For the six

49

Notes to Financial Statements (unaudited) – continued

months ended October 31, 2017, this waiver amounted to $11,708 and is included in the reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2018. MFD had voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2017, this rebate amounted to $32, $114, $1,269, $2, and $13 for Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2017, were as follows:

Amount
Class A	$95,386
Class B	43,863
Class C	39,547
Class 529B	—
Class 529C	309

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. Effective December 10, 2017, this waiver agreement will be terminated. For the six months ended October 31, 2017, this waiver amounted to $3,120 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended October 31, 2017 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. Effective December 11, 2017, the fund will enter into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended October 31, 2017, were as follows:

	Fee	Waiver
Class 529A	$4,134	$2,067
Class 529B	169	85
Class 529C	1,936	968
Total Program Manager Fees and Waivers	$6,239	$3,120

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Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2017, the fee was $112,042, which equated to 0.0045% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,813,248.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2017 was equivalent to an annual effective rate of 0.0131% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended October 31, 2017, the fee paid by the fund under this agreement was $4,341 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2016, MFS purchased 59,694 shares of Class I for an aggregate amount of $635,146.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at

51

Notes to Financial Statements (unaudited) – continued

current market prices with no remuneration paid in connection with the transaction. During the six months ended October 31, 2017, the fund engaged in purchase transactions pursuant to this policy, which amounted to $2,430,524.

(4) Portfolio Securities

For the six months ended October 31, 2017, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$575,900,812	$404,638,001
Investments (non-U.S. Government securities)	$843,814,033	$587,619,929

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/17		Year ended 4/30/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	30,633,055	$328,801,433	71,617,565	$768,759,457
Class B	90,257	969,501	371,154	4,016,756
Class C	963,771	10,365,831	3,034,499	32,810,244
Class I	30,526,954	328,018,140	92,648,421	994,616,434
Class R1	15,248	163,965	82,393	886,322
Class R2	408,611	4,380,206	1,253,524	13,492,039
Class R3	949,297	10,185,192	2,713,833	29,104,733
Class R4	1,539,537	16,554,013	5,750,985	61,666,750
Class R6	56,848,538	611,830,701	14,225,879	152,539,673
Class 529A	111,154	1,190,533	261,046	2,792,026
Class 529B	9,893	106,309	2,664	28,580
Class 529C	24,986	268,465	160,548	1,730,281
	122,121,301	$1,312,834,289	192,122,511	$2,062,443,295

Shares issued to shareholders in reinvestment of distributions
Class A	1,662,828	$17,866,611	4,033,052	$43,390,964
Class B	15,489	166,682	43,415	467,960
Class C	77,087	829,431	207,748	2,238,120
Class I	856,346	9,201,429	1,599,256	17,143,809
Class R1	1,576	16,959	5,561	59,990
Class R2	43,486	467,105	102,257	1,099,359
Class R3	96,842	1,040,389	223,098	2,399,101
Class R4	123,561	1,328,034	286,489	3,080,891
Class R6	2,201,821	23,672,178	3,908,994	42,053,326
Class 529A	9,139	98,098	17,393	186,678
Class 529B	236	2,540	540	5,820
Class 529C	2,683	28,869	6,216	66,908
	5,091,094	$54,718,325	10,434,019	$112,192,926

52

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/17		Year ended 4/30/17
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(31,136,944)	$(334,343,231)	(85,148,816)	$(911,887,291)
Class B	(366,018)	(3,936,434)	(836,091)	(8,980,932)
Class C	(2,217,158)	(23,818,993)	(4,574,600)	(49,031,260)
Class I	(51,526,623)	(554,526,955)	(61,261,269)	(662,143,758)
Class R1	(94,157)	(1,013,968)	(188,788)	(2,017,608)
Class R2	(569,164)	(6,107,337)	(1,317,663)	(14,184,392)
Class R3	(1,276,448)	(13,699,419)	(2,659,535)	(28,453,748)
Class R4	(1,668,361)	(17,914,884)	(5,702,760)	(61,149,542)
Class R6	(6,965,501)	(74,874,328)	(16,737,968)	(179,513,655)
Class 529A	(57,165)	(612,714)	(107,947)	(1,149,687)
Class 529B	(7,306)	(78,810)	(6,763)	(72,669)
Class 529C	(52,009)	(559,031)	(110,840)	(1,189,737)
	(95,936,854)	$(1,031,486,104)	(178,653,040)	$(1,919,774,279)

Net change
Class A	1,158,939	$12,324,813	(9,498,199)	$(99,736,870)
Class B	(260,272)	(2,800,251)	(421,522)	(4,496,216)
Class C	(1,176,300)	(12,623,731)	(1,332,353)	(13,982,896)
Class I	(20,143,323)	(217,307,386)	32,986,408	349,616,485
Class R1	(77,333)	(833,044)	(100,834)	(1,071,296)
Class R2	(117,067)	(1,260,026)	38,118	407,006
Class R3	(230,309)	(2,473,838)	277,396	3,050,086
Class R4	(5,263)	(32,837)	334,714	3,598,099
Class R6	52,084,858	560,628,551	1,396,905	15,079,344
Class 529A	63,128	675,917	170,492	1,829,017
Class 529B	2,823	30,039	(3,559)	(38,269)
Class 529C	(24,340)	(261,697)	55,924	607,452
	31,275,541	$336,066,510	23,903,490	$254,861,942

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 9%, 9%, 3%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

53

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2017, the fund’s commitment fee and interest expense were $16,393 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		175,685,739	955,116,762	(1,069,545,207)	61,257,294

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(8,134)	$(14,814)	$—	$865,743	$61,257,294

54

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and

55

Board Review of Investment Advisory Agreement – continued

other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, and that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, each of which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense

56

Board Review of Investment Advisory Agreement – continued

limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion and $5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

57

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

58

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

59

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

60

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): MFS SERIES TRUST IX

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: December 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: December 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 15, 2017

*	Print name and title of each signing officer under his or her signature.